Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Asset-Backed Securities — 15.4%
American Express Credit Account Master Trust, Series 2018-4, Class A, 2.99%, 12/15/2023		3,375		3,433
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 1.34%, 01/28/2031 (e) (aa)		577		569
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 1.25%, 07/28/2028 (e) (aa)		1,850		1,835
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.20%, 07/18/2027 (e) (aa)		1,000		994
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.11%, 11/17/2027 (e) (aa)		506		499
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.09%, 04/22/2027 (e) (aa)		989		983
B2R Mortgage Trust, Series 2016-1, Class A, 2.57%, 06/15/2049 (e)		1,042		1,043
Battalion CLO Ltd., (Cayman Islands), Series 2020-18A, Class A1, (ICE LIBOR USD 3 Month + 1.80%), 0.00%, 10/15/2032 (e) (aa)		1,000		998
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 1.51%, 01/24/2029 (e) (aa)		1,500		1,495
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class A, (ICE LIBOR USD 3 Month + 1.49%), 1.74%, 06/15/2031 (e) (aa)		2,000		2,001
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.30%, 11/20/2028 (e) (aa)		2,100		2,089
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	579		436
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	1,663		1,260
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.42%, 10/20/2029 (e) (aa)		500		493
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024		5,000		5,176
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021		—	(h)	—	(h)
Series 2017-2, Class A3, 1.93%, 03/15/2022		80		80
Series 2017-3, Class A3, 1.97%, 04/15/2022		297		298
Series 2018-4, Class A3, 3.36%, 09/15/2023		1,950		2,000
Series 2019-1, Class A2A, 3.02%, 07/15/2022		203		203
Series 2019-3, Class A3, 2.18%, 08/15/2024		1,000		1,027
Series 2020-3, Class A2B, (ICE LIBOR USD 1 Month + 0.25%), 0.40%, 06/15/2023 (aa)		440		440
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.50%, 10/17/2029 (e) (aa)		1,140		1,136
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		1,041		1,056
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		916		940
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 0.80%, 08/16/2032 (e) (aa)		1,055		1,056
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 1.47%, 10/17/2031 (e) (aa)		750		744
CNH Equipment Trust,
Series 2019-A, Class A2, 2.96%, 05/16/2022		156		157
Series 2020-A, Class A2, 1.08%, 07/17/2023		1,030		1,035

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 0.42%, 12/15/2023 (aa)		1,500	1,502
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/2023		810	816
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		2,000	2,000
Enterprise Fleet Financing LLC,
Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)		611	617
Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		1,402	1,427
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	761
Ford Credit Auto Lease Trust, Series 2020-B, Class A2B, (ICE LIBOR USD 1 Month + 0.26%), 0.41%, 12/15/2022 (aa)		1,250	1,252
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021		124	124
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.55%, 10/15/2023 (aa)		3,000	3,006
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,448
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.75%, 09/15/2024 (aa)		2,480	2,491
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,404
Galaxy XXIII CLO Ltd., (Cayman Islands), Series 2017-23A, Class A, (ICE LIBOR USD 3 Month + 1.28%), 1.54%, 04/24/2029 (e) (aa)		720	720
GM Financial Automobile Leasing Trust, Series 2020-3, Class A2B, (ICE LIBOR USD 1 Month + 0.13%), 0.57%, 11/21/2022 (aa)		2,000	2,000
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.84%, 09/16/2024		2,600	2,663
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 0.58%, 02/25/2036 (aa)		1,180	1,176
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A3, 3.16%, 01/17/2023		620	632
Series 2020-1, Class A3, 1.61%, 04/22/2024		2,500	2,559
Series 2020-2, Class A3, 0.82%, 07/15/2024		3,660	3,694
Hyundai Auto Receivables Trust, Series 2020-B, Class A2, 0.38%, 03/15/2023		1,950	1,951
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 1.41%, 10/19/2028 (e) (aa)		1,000	993
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/2023		1,690	1,691
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		256	261
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		194	195
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.05%, 12/16/2058 (e) (aa)		842	839
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)		155	156
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.08%, 06/27/2067 (e) (aa)		1,213	1,203
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 1.44%, 10/18/2030 (e) (aa)		1,900	1,887
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021		191	191
Series 2019-A, Class A2A, 2.82%, 01/18/2022		268	269
Series 2020-A, Class A3, 1.38%, 12/16/2024		3,040	3,101
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)		616	619
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.32%, 04/30/2027 (e) (aa)		228	226
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 1.44%, 01/15/2029 (e) (aa)		655	651

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.12%, 01/20/2027 (e) (aa)	1,281	1,269
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.94%, 07/25/2035 (aa)	1,744	1,720
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 1.53%, 01/15/2029 (e) (aa)	600	598
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 0.72%, 12/15/2027 (e) (aa)	1,218	1,211
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.84%, 10/25/2029 (e) (aa)	1,795	1,788
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	858	872
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.60%, 02/17/2032 (e) (aa)	1,306	1,310
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	924	941
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.45%, 09/15/2054 (e) (aa)	1,827	1,818
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	700	704
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	242	244
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	384	388
SoFi Professional Loan Program LLC,
Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)	796	807
Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	9	9
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	2,243	2,263
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.41%, 01/23/2029 (e) (aa)	500	496
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 07/15/2030 (e)	411	411
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 1.43%, 10/13/2029 (e) (aa)	265	264
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,540
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.96%, 09/15/2022	2,255	2,282
Series 2019-A, Class A2A, 2.83%, 10/15/2021	201	202
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 1.50%, 10/15/2029 (e) (aa)	2,100	2,089
Venture XXIV CLO Ltd., (Cayman Islands), Series 2016-24A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 1.45%, 10/20/2028 (e) (aa)	105	104
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.43%, 07/22/2024 (aa)	520	520
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 1.23%, 07/23/2027 (e) (aa)	750	745
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.43%, 10/15/2031 (e) (aa)	1,150	1,147
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 1.49%, 06/07/2030 (e) (aa)	270	268
WhiteHorse VIII Ltd., (Cayman Islands), Series 2014-1A, Class AR, (ICE LIBOR USD 3 Month + 0.90%), 1.15%, 05/01/2026 (e) (aa)	141	141
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	700	700

Total Asset-Backed Securities (Cost $104,498)		104,852

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — 1.1%
Financial — 1.1%
Banks — 1.1%
Credit Suisse AG, (Switzerland), (United States SOFR + 0.30%), 0.38%, 09/17/2021 (aa)		3,000	3,001
Sumitomo Mitsui Banking Corp., (Japan),
(ICE LIBOR USD 3 Month + 0.35%), 0.60%, 11/05/2021 (aa)		1,500	1,501
0.70%, 07/15/2022		3,000	3,001

Total Financial			7,503

Total Certificates of Deposit (Cost $7,500)			7,503

Collateralized Mortgage Obligations — 3.5%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.98%, 11/16/2066 (e) (aa)		237	233
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.41%, 05/16/2056 (aa)	GBP	1,000	1,286
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z) (bb)		500	500
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.51%, 08/26/2058 (e)		272	274
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		1,870	1,882
Series 4961, Class LA, 2.50%, 07/25/2034		2,038	2,057
Finsbury Square plc, (United Kingdom), Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.01%, 09/12/2068 (aa)	GBP	469	606
Finsbury Square plc, (United Kingdom), Series 20-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 0.00%, 06/16/2070 (e) (aa)	GBP	500	650
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.96%, 05/25/2050 (aa)		3,032	3,046
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e) (bb)		1,500	1,500
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.80%, 12/20/2064 (aa)		1,859	1,872
Series 2017-121, Class PE, 3.00%, 07/20/2046		1,369	1,406
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.50%, 08/20/2065 (aa)		2,499	2,494
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.58%, 05/20/2044 (aa)		950	950
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 1.03%, 12/22/2069 (e) (aa)		1,050	1,043
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.92%, 11/15/2049 (aa)	GBP	79	102
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		204	221
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg.S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.31%, 04/27/2057 (aa)	GBP	732	944
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.87%, 08/20/2056 (aa)	GBP	201	259
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.84%, 01/21/2070 (e) (aa)		144	144
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		964	967
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.97%, 07/20/2045 (e) (aa)	GBP	834	1,073
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.23%, 07/15/2051 (aa)	GBP	127	164

Total Collateralized Mortgage Obligations (Cost $23,554)			23,673

Commercial Mortgage-Backed Securities — 3.7%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.13%, 11/14/2035 (e) (aa)		897	894
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.17%, 09/14/2036 (e) (aa)		500	493

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.20%, 04/15/2036 (e) (aa)	400	385
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.90%, 11/15/2035 (e) (aa)	1,341	1,341
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048	18	18
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,500	1,438
COMM Mortgage Trust,
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	1,362	1,421
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	582	582
Series 2015-CR27, Class A2, 2.22%, 10/10/2048	141	142
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	438	437
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	513	536
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.06%, 11/21/2035 (e) (aa)	204	203
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)	1,000	1,006
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class A, 3.20%, 02/10/2029 (e)	2,000	1,997
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	978	1,003
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	147	147
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	209	217
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	598	623
Series 2014-C18, Class A2, 3.19%, 10/15/2047	66	66
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A3, 2.99%, 03/15/2045	164	164
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,442
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,520
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.15%, 05/15/2036 (e) (aa)	700	672
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.12%, 04/14/2036 (e) (aa)	1,169	1,154
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, (ICE LIBOR USD 1 Month + 1.25%), 2.24%, 06/15/2033 (e) (aa)	388	375
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	436	440
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.07%, 10/15/2035 (e) (aa)	1,076	1,058
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	881	893
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.20%, 07/15/2046 (e) (aa)	1,000	994
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	430
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	167	168
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,697
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	911	931

Total Commercial Mortgage-Backed Securities (Cost $24,972)		24,887

Corporate Bonds — 46.1%
Basic Materials — 1.0%
Chemicals — 1.0%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 0.99%, 11/15/2020 (aa)	1,500	1,501
3.77%, 11/15/2020	2,500	2,510
Nutrition & Biosciences, Inc., 0.70%, 09/15/2022 (e)	2,400	2,404

		6,415

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	201

Total Basic Materials		6,616

Communications — 0.7%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital,
(ICE LIBOR USD 3 Month + 1.65%), 1.90%, 02/01/2024 (aa)	1,000	1,023
4.46%, 07/23/2022	3,250	3,441

		4,464

Telecommunications — 0.0% (g)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	118	119

Total Communications		4,598

Consumer Cyclical — 6.0%
Auto Manufacturers — 5.3%
American Honda Finance Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 0.60%, 11/05/2021 (aa)	300	300
1.70%, 09/09/2021	2,000	2,024
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)	1,100	1,136
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.41%), 0.68%, 04/12/2021 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 0.50%), 0.75%, 08/13/2021 (e) (aa)	3,400	3,407
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 0.71%, 02/22/2021 (e) (aa)	1,200	1,200
2.30%, 02/12/2021 (e)	500	503
3.00%, 02/22/2021 (e)	3,500	3,534
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	600	599
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 0.79%, 11/06/2020 (aa)	500	500
(ICE LIBOR USD 3 Month + 0.85%), 1.12%, 04/09/2021 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.10%), 1.35%, 11/06/2021 (aa)	730	730
2.45%, 11/06/2020	1,922	1,925
3.45%, 04/10/2022	1,500	1,542
3.70%, 11/24/2020	2,900	2,904
4.20%, 03/01/2021	1,500	1,518
Hyundai Capital America,
Reg. S, 2.45%, 06/15/2021	365	369
Reg. S, 3.00%, 03/18/2021	430	434
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 0.77%, 03/15/2021 (e) (aa)	200	199
(ICE LIBOR USD 3 Month + 0.65%), 0.92%, 07/13/2022 (e) (aa)	600	586
(ICE LIBOR USD 3 Month + 0.69%), 0.92%, 09/28/2022 (e) (aa)	1,800	1,750
(ICE LIBOR USD 3 Month + 0.89%), 1.16%, 01/13/2022 (e) (aa)	40	40
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.28%), 0.55%, 04/13/2021 (aa)	500	500
2.95%, 04/13/2021	3,000	3,042
3.30%, 01/12/2022	1,100	1,140
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 1.08%, 09/24/2021 (e) (aa)	1,000	1,004
2.70%, 09/26/2022 (e)	200	207

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
2.90%, 05/13/2022 (e)	2,500	2,585
4.00%, 11/12/2021 (e)	900	933

		35,711

Lodging — 0.3%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	2,000	2,027

Retail — 0.4%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 0.68%, 10/28/2021 (aa)	3,000	3,009

Total Consumer Cyclical		40,747

Consumer Non-cyclical — 11.1%
Agriculture — 2.8%
Altria Group, Inc., 4.75%, 05/05/2021	7,500	7,688
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.88%), 1.16%, 08/15/2022 (aa)	3,200	3,218
2.76%, 08/15/2022	3,700	3,835
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	2,800	2,926
Philip Morris International, Inc., 2.90%, 11/15/2021	1,000	1,028
Reynolds American, Inc., 4.00%, 06/12/2022	300	316

		19,011

Commercial Services — 1.9%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S, 2.36%, 05/28/2021	10,000	10,104
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.15%, 08/15/2021 (aa)	2,800	2,811

		12,915

Food — 1.5%
Conagra Brands, Inc., 3.80%, 10/22/2021	300	310
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 0.81%, 04/16/2021 (aa)	1,840	1,843
2.60%, 10/12/2022	915	952
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,117
Mondelez International Holdings Netherlands BV, (Netherlands), 2.00%, 10/28/2021 (e)	3,000	3,047
Tyson Foods, Inc., 4.50%, 06/15/2022	792	838
Wm Wrigley Jr Co., 3.38%, 10/21/2020 (e)	500	501

		10,608

Healthcare - Services — 0.5%
Anthem, Inc., 3.13%, 05/15/2022	3,240	3,379

Pharmaceuticals — 4.4%
AbbVie, Inc.,
(ICE LIBOR USD 3 Month + 0.35%), 0.60%, 05/21/2021 (e) (aa)	3,400	3,403
5.00%, 12/15/2021 (e)	3,455	3,603
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 0.86%, 06/25/2021 (e) (aa)	1,150	1,152
(ICE LIBOR USD 3 Month + 1.01%), 1.26%, 12/15/2023 (e) (aa)	3,400	3,431
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.28%, 06/06/2022 (aa)	945	952
Cigna Corp., 3.40%, 09/17/2021	2,000	2,058
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.72%), 0.96%, 03/09/2021 (aa)	3,580	3,589
2.13%, 06/01/2021	4,000	4,042
3.50%, 07/20/2022	279	293
GlaxoSmithKline Capital plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.35%), 0.61%, 05/14/2021 (aa)	750	751
3.13%, 05/14/2021	1,000	1,017

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021		1,137	1,158
Takeda Pharmaceutical Co. Ltd., (Japan), 4.00%, 11/26/2021		4,065	4,221

			29,670

Total Consumer Non-cyclical			75,583

Energy — 1.1%
Oil & Gas — 0.4%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		750	776
Chevron Corp., 2.10%, 05/16/2021		1,590	1,606

			2,382

Pipelines — 0.7%
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020		3,350	3,350
Williams Cos., Inc. (The), 3.60%, 03/15/2022		1,500	1,551

			4,901

Total Energy			7,283

Financial — 22.3%
Banks — 17.2%
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.32%), 0.56%, 11/09/2020 (e) (aa)		4,000	4,001
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.46%, 11/28/2021 (aa)		3,000	2,990
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 0.88%, 06/25/2022 (aa)		1,700	1,706
(ICE LIBOR USD 3 Month + 1.18%), 1.45%, 10/21/2022 (aa)		1,000	1,010
(ICE LIBOR USD 3 Month + 1.42%), 1.69%, 04/19/2021 (aa)		3,000	3,023
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/2021 (aa)		2,850	2,850
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/2022 (aa)		2,000	2,014
Bank of Montreal, (Canada),
(United States SOFR + 0.68%), 0.75%, 03/10/2023 (aa)		1,900	1,909
(ICE LIBOR USD 3 Month + 0.79%), 1.04%, 08/27/2021 (aa)		100	100
Barclays Bank plc, (United Kingdom), 5.14%, 10/14/2020		405	406
Barclays plc, (United Kingdom),
Reg. S, (BBSW Interbank Volume 3 Month + 1.80%), 1.89%, 06/15/2023 (aa)	AUD	1,000	715
3.25%, 01/12/2021		3,000	3,024
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 1.48%, 05/22/2022 (e) (aa)		1,000	1,011
3.00%, 05/22/2022 (e)		1,000	1,035
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.69%), 0.93%, 10/27/2022 (aa)		1,300	1,307
(ICE LIBOR USD 3 Month + 0.95%), 1.21%, 07/24/2023 (aa)		700	705
(ICE LIBOR USD 3 Month + 1.07%), 1.32%, 12/08/2021 (aa)		2,000	2,018
2.65%, 10/26/2020		100	100
2.70%, 03/30/2021		7,000	7,083
Citizens Bank NA,
2.25%, 10/30/2020		2,200	2,201
3.25%, 02/14/2022		2,000	2,073
Credit Suisse AG, (Switzerland), 1.00%, 05/05/2023		1,000	1,010
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.45%, 04/16/2021		6,500	6,609
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.31%, 09/12/2023 (aa)		500	496
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,000	1,019
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.22%, 04/16/2022 (aa)		1,700	1,701

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.75%), 1.01%, 02/23/2023 (aa)		1,000	1,003
(ICE LIBOR USD 3 Month + 0.78%), 1.04%, 10/31/2022 (aa)		1,000	1,004
(ICE LIBOR USD 3 Month + 1.17%), 1.45%, 11/15/2021 (aa)		750	751
(ICE LIBOR USD 3 Month + 1.36%), 1.60%, 04/23/2021 (aa)		100	101
2.35%, 11/15/2021		55	55
3.00%, 04/26/2022		1,200	1,217
5.75%, 01/24/2022		3,000	3,205
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.27%, 05/18/2024 (aa)		600	598
(ICE LIBOR USD 3 Month + 1.23%), 1.48%, 03/11/2025 (aa)		1,000	1,009
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 03/29/2022 (aa)		1,700	1,716
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.93%, 10/02/2022 (e) (aa)		400	400
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 1.03%, 06/21/2021 (aa)		1,000	1,004
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 1.10%, 07/26/2023 (aa)		2,300	2,321
(ICE LIBOR USD 3 Month + 0.92%), 1.18%, 02/22/2022 (aa)		700	707
(ICE LIBOR USD 3 Month + 1.06%), 1.31%, 09/13/2021 (aa)		1,185	1,194
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 0.88%, 05/25/2024 (aa)		2,000	1,999
(ICE LIBOR USD 3 Month + 0.94%), 1.20%, 02/28/2022 (aa)		1,000	1,010
(ICE LIBOR USD 3 Month + 1.48%), 1.75%, 04/12/2021 (e) (aa)		1,000	1,007
2.63%, 04/12/2021 (e)		1,500	1,518
Morgan Stanley,
(United States SOFR + 0.70%), 0.78%, 01/20/2023 (aa)		2,000	2,004
(Canada Bankers Acceptances 3 Month + 0.30%), 0.83%, 02/03/2023 (aa)	CAD	1,800	1,340
(ICE LIBOR USD 3 Month + 0.93%), 1.19%, 07/22/2022 (aa)		700	703
(ICE LIBOR USD 3 Month + 1.40%), 1.66%, 10/24/2023 (aa)		500	508
2.50%, 04/21/2021		3,050	3,087
2.63%, 11/17/2021		3,000	3,075
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.78%, 12/09/2022 (aa)		300	302
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 1.27%, 07/12/2021 (e) (aa)		1,150	1,158
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.75%, 05/15/2023 (aa)		400	402
(ICE LIBOR USD 3 Month + 1.55%), 1.78%, 06/25/2024 (aa)		900	904
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.62%, 09/29/2022 (e) (aa)		2,100	2,117
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.20%, 08/30/2023 (e) (aa)		200	200
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.25%, 05/02/2022 (aa)		800	798
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.61%, 05/31/2021 (aa)		1,200	1,204
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		1,900	1,960
Skandinaviska Enskilda Banken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.43%), 0.71%, 05/17/2021 (e) (aa)		1,500	1,504
(ICE LIBOR USD 3 Month + 0.65%), 0.89%, 12/12/2022 (e) (aa)		500	504
2.63%, 11/17/2020 (e)		200	201
2.63%, 03/15/2021		1,858	1,878
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.45%, 09/10/2022 (aa)		300	301

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
3.05%, 01/15/2021 (e)	1,000	1,007
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,600	1,701
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 1.68%), 1.92%, 03/09/2021 (aa)	100	101
Truist Bank,
(ICE LIBOR USD 3 Month + 0.50%), 0.74%, 10/26/2021 (aa)	1,180	1,180
(ICE LIBOR USD 3 Month + 0.59%), 0.87%, 05/17/2022 (aa)	1,000	1,007
UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	2,400	2,404
UBS Group AG, (Switzerland),
Reg. S, (ICE LIBOR USD 3 Month + 1.53%), 1.78%, 02/01/2022 (aa)	1,000	1,017
3.00%, 04/15/2021 (e)	4,675	4,741
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.93%), 1.18%, 02/11/2022 (aa)	1,500	1,504
(ICE LIBOR USD 3 Month + 1.01%), 1.26%, 12/07/2020 (aa)	100	100
(ICE LIBOR USD 3 Month + 1.23%), 1.49%, 10/31/2023 (aa)	2,000	2,025
2.63%, 07/22/2022	1,500	1,555

		116,427

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.45%, 12/16/2021	700	715
5.00%, 10/01/2021	1,460	1,505
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,380
American Express Co.,
(ICE LIBOR USD 3 Month + 0.53%), 0.81%, 05/17/2021 (aa)	1,000	1,002
3.38%, 05/17/2021	3,000	3,049
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.30%, 05/02/2021 (e) (aa)	200	200
Reg. S, 2.38%, 09/15/2021	2,200	2,215
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)	1,500	1,526
Capital One Financial Corp., 2.40%, 10/30/2020	3,000	3,000
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	2,889	2,895
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan),
2.65%, 09/19/2022 (e)	800	823
Reg. S, 2.75%, 10/21/2020	2,500	2,503
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,934
Synchrony Financial,
2.85%, 07/25/2022	300	309
3.75%, 08/15/2021	3,000	3,060

		26,116

Insurance — 1.3%
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	3,000	3,076
MET Tower Global Funding, (United States SOFR + 0.55%), 0.64%, 01/17/2023 (e) (aa)	3,900	3,918
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.23%), 0.51%, 01/08/2021 (e) (aa)	2,000	2,001

		8,995

Total Financial		151,538

Industrial — 2.2%
Aerospace/Defense — 0.6%
Boeing Co. (The), 2.13%, 03/01/2022	900	907
Northrop Grumman Corp., 2.08%, 10/15/2020	2,000	2,001
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,496

		4,404

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — 0.2%
Republic Services, Inc., 3.55%, 06/01/2022		1,180	1,231

Machinery - Construction & Mining — 0.4%
Caterpillar Financial Services Corp., Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.67%, 05/17/2021 (aa)		3,000	3,005

Miscellaneous Manufacturers — 0.2%
General Electric Co., 3.15%, 09/07/2022		1,000	1,044

Transportation — 0.5%
Ryder System, Inc., 2.88%, 06/01/2022		1,500	1,554
United Parcel Service, Inc., 2.05%, 04/01/2021		2,000	2,018

			3,572

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)		1,400	1,390
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.97%, 11/05/2021 (aa)		500	499

			1,889

Total Industrial			15,145

Technology — 0.8%
Computers — 0.4%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)		534	547
Hewlett Packard Enterprise Co., (ICE LIBOR USD 3 Month + 0.72%), 1.02%, 10/05/2021 (aa)		1,464	1,464
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 0.73%, 11/30/2020 (aa)		420	420

			2,431

Semiconductors — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd,
2.20%, 01/15/2021		650	652
3.00%, 01/15/2022		1,800	1,852
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)		400	423

			2,927

Total Technology			5,358

Utilities — 0.9%
Electric — 0.9%
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.77%, 09/15/2023 (aa)		1,800	1,803
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 0.90%, 03/11/2022 (aa)		2,000	2,012
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		300	338
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		600	601
3.25%, 06/15/2023		100	104
3.40%, 08/15/2024		100	104
3.75%, 02/15/2024		100	105
3.85%, 11/15/2023		100	106
4.25%, 08/01/2023		800	852
Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 0.78%, 01/15/2021 (aa)		200	200

Total Utilities			6,225

Total Corporate Bonds (Cost $311,303)			313,093

Foreign Government Securities — 1.2%
Canada Housing Trust No. 1, (Canada), 1.25%, 06/15/2021 (e)	CAD	6,000	4,537
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 0.82%, 06/01/2021 (aa)		3,450	3,458

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.07%, 10/30/2022 (aa)	400	403

Total Foreign Government Securities (Cost $8,437)		8,398

U.S. Government Agency Securities — 4.5%
FHLMC,
0.25%, 08/24/2023	1,800	1,801
0.38%, 06/08/2022	4,000	4,001
0.41%, 09/16/2022	4,000	4,002
0.45%, 05/26/2023	4,300	4,303
0.70%, 09/02/2025	6,000	6,002
0.80%, 07/30/2025	2,000	2,001
U.S. Government Agency Securities — continued
FNMA,
0.45%, 06/01/2023	4,000	4,003
0.50%, 05/05/2023	2,300	2,301
0.50%, 05/25/2023	2,000	2,000

Total U.S. Government Agency Securities (Cost $30,397)		30,414

U.S. Treasury Obligations — 3.8%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury Bill Market Yield 3 Month + 0.11%), 0.21%, 04/30/2022 (aa)	5,000	5,005
(U.S. Treasury Bill Market Yield 3 Month + 0.15%), 0.25%, 01/31/2022 (aa)	5,000	5,008
U.S. Treasury Inflation Indexed Notes, 0.63%, 04/15/2023	7,093	7,422
U.S. Treasury Notes,
0.13%, 08/15/2023	3,300	3,297
2.88%, 10/31/2020	5,100	5,112

Total U.S. Treasury Obligations (Cost $25,430)		25,844

Short-Term Investments — 20.5%
Corporate Bond — 0.3%
Broadcom, Inc., 3.13%, 04/15/2021	2,100	2,123

Certificates of Deposit — 3.2%
Banco Santander SA, (Spain), 1.87% 10/15/2020	2,000	2,001
Barclays Bank plc, (United Kingdom),
0.71%, 02/01/2021 (n)	2,000	2,002
(ICE LIBOR USD 3 Month + 0.45%), 0.73%, 10/08/2020 (aa)	3,000	3,000
(ICE LIBOR USD 3 Month + 0.48%), 0.75%, 07/30/2021 (aa)	4,000	4,000
Credit Suisse AG, (Switzerland), (United States SOFR + 0.35%), 0.42%, 08/03/2021 (aa)	3,000	3,003
Lloyds Bank Crop., 0.46%, 07/20/2021	3,000	3,004
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.15%), 0.40%, 08/24/2021 (aa)	2,750	2,751
Toronto-Dominion Bank, (Canada), 0.43%, 08/03/2021	2,000	2,003

Total Certificates of Deposit		21,764

Commercial Papers — 3.7%
Boeing Co. (The), 2.18%, 11/18/2020 (e) (n)	2,000	1,997
BPCE SA, (France),
0.32%, 08/20/2021 (e) (n)	4,000	3,991
0.47%, 07/01/2021 (e) (n)	4,000	3,993
Intercontinental Exchange, Inc., 0.45%, 09/23/2021 (e) (n)	1,575	1,567
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.11%), 0.26%, 04/29/2021 (e) (aa)	3,000	3,001

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
NatWest Markets plc, (United Kingdom), Series G, 2.24%, 01/07/2021 (e) (n)		3,000	2,999
Shell International Finance BV, (Netherlands),
1.16%, 02/25/2021 (e) (n)		2,000	1,998
1.17%, 02/16/2021 (e) (n)		800	799
VW Credit, Inc., 2.03%, 01/29/2021 (e) (n)		2,700	2,698
Westpac Securities NZ Ltd., (United Kingdom), (ICE LIBOR USD 1 Month + 0.03%), 0.18%, 02/08/2021 (e) (aa)		2,000	2,000

Total Commercial Papers			25,043

Foreign Government Securities — 9.3%
Canadian Treasury Bill, (Canada),
Zero Coupon, 10/15/2020	CAD	9,000	6,759
Zero Coupon, 12/17/2020	CAD	18,000	13,514
Japan Treasury Discount Bill, (Japan),
Series 921, Zero Coupon, 10/12/2020	JPY	2,500,000	23,705
Series 926, Zero Coupon, 02/25/2021	JPY	1,000,000	9,488
Series 932, Zero Coupon, 11/02/2020	JPY	1,000,000	9,483

Total Foreign Government Securities			62,949

Repurchase Agreement — 2.9%
BNP Paribas SA, 0.11%, dated 09/30/2020 due 10/01/2020, repurchase price $19,400, collateralized by U.S. Treasury Security, 2.88%, due 05/15/2043, with a value of $19,715.		19,400	19,400

Time Deposits — 1.1%
BNP Paribas SA, 0.01%, 10/01/2020		131	131
Brown Brothers Harriman,
(0.23%), 10/01/2020	JPY	66	1
0.00%, 10/01/2020	AUD	53	38
0.03%, 10/01/2020	CAD	269	202
Citibank NA,
0.01%, 10/01/2020		6,752	6,752
0.01%, 10/01/2020	GBP	25	33
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/2020		513	513

Total Time Deposits			7,670

Total Short-Term Investments (Cost $138,739)			138,949

Total Investments — 99.8% (Cost - $674,830)*			677,613
Other Assets in Excess of Liabilities — 0.2%			1,108

NET ASSETS — 100.0%			$678,721

Percentages indicated are based on net assets

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	319	06/2021	CAD	59,509	78
Canadian Bankers’ Acceptance	41	12/2022	CAD	7,646	4
Canadian Bankers’ Acceptance	8	03/2023	CAD	1,492	—
U.S. Treasury 2 Year Note	166	12/2020	USD	36,664	16
U.S. Treasury Ultra Bond	1	12/2020	USD	225	(3)

					95

Short Contracts
U.S. Treasury 5 Year Note	(140)	12/2020	USD	(17,623)	(22)
U.S. Ultra Treasury 10 Year Note	(28)	12/2020	USD	(4,484)	6

					(16)

Total unrealized appreciation (depreciation)					79

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 1	CAD	1	BNP Paribas SA	10/15/2020	—	(h)
USD 6,841	CAD	8,999	BNP Paribas SA	10/15/2020	83
USD 4	CAD	6	Morgan Stanley & Co.	10/15/2020	—	(h)
USD 13,536	CAD	17,994	Morgan Stanley & Co.	10/15/2020	21
USD 9,499	JPY	1,000,000	Morgan Stanley & Co.	11/02/2020	14
USD 4,296	CAD	5,685	Barclays Bank plc	11/17/2020	26
USD 5,543	GBP	4,230	Barclays Bank plc	11/17/2020	83
USD 4,609	CAD	6,065	Morgan Stanley & Co.	02/03/2021	51

Total unrealized appreciation					278

USD 23,564	JPY	2,500,000	Bank of America, NA	10/13/2020	(144)
USD 712	AUD	1,000	Morgan Stanley & Co.	11/17/2020	(4)
CAD 356	USD	268	Bank of America, NA	11/17/2020	(—	)(h)
GBP 342	USD	443	Bank of America, NA	11/17/2020	(2)
USD 9,464	JPY	1,000,000	Goldman Sachs International	02/25/2021	(39)

Total unrealized depreciation					(189)

Net unrealized appreciation (depreciation)					89

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2020:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	1	1
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	1	1

Total						—	2	2

(a) Value of floating rate index as of September 30, 2020 was as follows:
FLOATING RATE INDEX
ICE LIBOR USD 1 Month								0.15%
ICE LIBOR USD 3 Month								0.23%

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

CLO	—	Collateralized Loan Obligations
BBSW	—	Bank Bill Swap rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2020.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(n)	—	The rate shown is the effective yield as of September 30, 2020.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 3.4%
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	658	495
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	1,796	1,361
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		916	940
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		2,300	2,300
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	761
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.55%, 10/15/2023 (aa)		2,900	2,906
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.75%, 09/15/2024 (aa)		600	603
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,700	1,704
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 0.58%, 02/25/2036 (aa)		1,199	1,195
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		256	261
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		194	195
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)		155	156
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.08%, 06/27/2067 (e) (aa)		1,375	1,363
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)		624	628
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.94%, 07/25/2035 (aa)		2,263	2,232
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.84%, 10/25/2029 (e) (aa)		1,994	1,987
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		858	871
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		981	1,000
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.45%, 09/15/2054 (e) (aa)		485	483
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		800	805
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)		242	244
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		384	388
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)		7	7
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)		1,035	1,045
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,848
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024		700	700

Total Asset-Backed Securities (Cost $26,221)			26,478

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificate of Deposit — 0.2%
Financial — 0.2%
Banks — 0.2%
Sumitomo Mitsui Banking Corp., (Japan), Class B, ICE LIBOR USD 3 Month + 0.35%), 0.60%, 11/05/2021 (aa)
Total Certificate of Deposit (Cost $1,800)		1,800	1,801

Collateralized Mortgage Obligations — 3.4%
Brass NO plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.98%, 11/16/2066 (e) (aa)		237	233
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.41%, 05/16/2056 (aa)	GBP	1,000	1,286
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z) (bb)		500	500
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.51%, 08/26/2058 (e)		272	274
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		2,137	2,151
Series 4961, Class LA, 2.50%, 07/25/2034		2,265	2,286
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.01%, 09/12/2068 (aa)	GBP	1,172	1,514
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 0.00%, 06/16/2070 (e) (aa)	GBP	500	650
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.96%, 05/25/2050 (aa)		3,378	3,394
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e) (bb)		1,700	1,700
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.80%, 12/20/2064 (aa)		1,859	1,872
Series 2017-121, Class PE, 3.00%, 07/20/2046		1,626	1,669
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.50%, 08/20/2065 (aa)		2,499	2,494
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.58%, 05/20/2044 (aa)		1,115	1,116
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 1.03%, 12/22/2069 (e) (aa)		1,050	1,043
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.92%, 11/15/2049 (aa)	GBP	99	127
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		204	221
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.31%, 04/27/2057 (aa)	GBP	806	1,039
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.87%, 08/20/2056 (aa)	GBP	268	346
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.84%, 01/21/2070 (e) (aa)		144	144

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		1,157	1,160
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.97%, 07/20/2045 (e) (aa)	GBP	834	1,073
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.23%, 07/15/2051 (aa)	GBP	127	164

Total Collateralized Mortgage Obligations (Cost $26,306)			26,456

Commercial Mortgage-Backed Securities — 1.0%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.13%, 11/14/2035 (e) (aa)		897	894
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.17%, 09/14/2036 (e) (aa)		500	493
AREIT Trust, (Cayman Islands), Series 2020-CRE4, Class A, (ICE LIBOR USD 1 Month + 2.62%), 2.77%, 04/14/2037 (e) (aa)		1,100	1,111
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.20%, 04/15/2036 (e) (aa)		400	385
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.90%, 11/15/2035 (e) (aa)		1,459	1,459
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.06%, 11/21/2035 (e) (aa)		204	203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		598	623
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.15%, 05/15/2036 (e) (aa)		700	672
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.12%, 04/14/2036 (e) (aa)		1,169	1,154
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.07%, 10/15/2035 (e) (aa)		1,222	1,202

Total Commercial Mortgage-Backed Securities (Cost $8,257)			8,196

Corporate Bonds — 15.1%
Basic Materials — 0.0% (g)
Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)		200	201

Communications — 0.1%
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.90%, 02/01/2024 (aa)		1,100	1,125

Consumer Cyclical — 2.3%
Auto Manufacturers — 2.3%
American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.45%), 0.73%, 02/15/2022 (aa)		2,100	2,105
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 0.75%, 08/13/2021 (e) (aa)		3,700	3,708
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.45%), 0.71%, 02/22/2021 (e) (aa)		1,500	1,501

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	800	799
General Motors Financial Co., Inc.,
3.45%, 04/10/2022	1,500	1,542
3.70%, 11/24/2020	3,200	3,205
Hyundai Capital America,
Reg. S, 2.45%, 06/15/2021	100	101
Reg. S, 3.00%, 03/18/2021	200	202
3.00%, 03/18/2021 (e)	400	403
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 0.77%, 03/15/2021 (e) (aa)	200	199
(ICE LIBOR USD 3 Month + 0.65%), 0.92%, 07/13/2022 (e) (aa)	700	684
(ICE LIBOR USD 3 Month + 0.69%), 0.92%, 09/28/2022 (e) (aa)	1,620	1,575
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 1.08%, 09/24/2021 (e) (aa)	1,000	1,004
4.00%, 11/12/2021 (e)	1,300	1,347

Total Consumer Cyclical		18,375

Consumer Non-cyclical — 3.2%
Agriculture — 0.9%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.16%, 08/15/2022 (aa)	3,500	3,520
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,239

		6,759

Commercial Services — 1.7%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S, 2.36%, 05/28/2021	10,000	10,104
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.15%, 08/15/2021 (aa)	3,090	3,102

		13,206

Food — 0.1%
Conagra Brands, Inc., 3.80%, 10/22/2021	400	413

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.26%, 12/15/2023 (e) (aa)	3,700	3,734

Total Consumer Non-cyclical		24,112

Energy — 0.1%
Oil & Gas — 0.1%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	1,045	1,081

Financial — 8.1%
Banks — 5.5%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.46%, 11/28/2021 (aa)	3,200	3,189
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.18%), 1.45%, 10/21/2022 (aa)	1,200	1,212

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.66%, 05/16/2024 (aa)		1,000	1,003
Reg. S, (BBSW Interbank Volume 3 Month + 1.80%), 1.89%, 06/15/2023 (aa)	AUD	750	536
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.69%), 0.93%, 10/27/2022 (aa)		1,500	1,508
(ICE LIBOR USD 3 Month + 0.95%), 1.21%, 07/24/2023 (aa)		850	856
Credit Suisse AG, (Switzerland), 1.00%, 05/05/2023		1,150	1,162
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.31%, 09/12/2023 (aa)		600	595
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,200	1,223
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.22%, 04/16/2022 (aa)		1,800	1,802
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.75%), 1.01%, 02/23/2023 (aa)		200	201
(ICE LIBOR USD 3 Month + 0.78%), 1.04%, 10/31/2022 (aa)		1,000	1,004
(ICE LIBOR USD 3 Month + 1.17%), 1.45%, 11/15/2021 (aa)		300	300
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.27%, 05/18/2024 (aa)		800	797
(ICE LIBOR USD 3 Month + 1.23%), 1.48%, 03/11/2025 (aa)		1,000	1,009
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 03/29/2022 (aa)		1,900	1,918
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.93%, 10/02/2022 (e) (aa)		500	501
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 1.10%, 07/26/2023 (aa)		2,500	2,523
(ICE LIBOR USD 3 Month + 0.92%), 1.18%, 02/22/2022 (aa)		771	778
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 0.88%, 05/25/2024 (aa)		3,400	3,398
Morgan Stanley,
(United States SOFR + 0.70%), 0.78%, 01/20/2023 (aa)		2,394	2,399
(Canada Bankers Acceptances 3 Month + 0.30%), 0.83%, 02/03/2023 (aa)	CAD	2,000	1,488
(ICE LIBOR USD 3 Month + 1.40%), 1.66%, 10/24/2023 (aa)		500	508
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.78%, 12/09/2022 (aa)		500	503
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.75%, 05/15/2023 (aa)		700	703
(ICE LIBOR USD 3 Month + 1.55%), 1.78%, 06/25/2024 (aa)		700	703
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.62%, 09/29/2022 (e) (aa)		2,360	2,379
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.20%, 08/30/2023 (e) (aa)		200	200
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.25%, 05/02/2022 (aa)		1,100	1,097
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.61%, 05/31/2021 (aa)		1,200	1,204
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		2,100	2,167
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.45%, 09/10/2022 (aa)		500	502
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,807
Wells Fargo & Co., (ICE LIBOR USD 3 Month + 1.23%), 1.49%, 10/31/2023 (aa)		2,200	2,227

			43,402

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021	700	715
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,483
American Express Co., 2.75%, 05/20/2022	3,700	3,832
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.30%, 05/02/2021 (e) (aa)	200	200
Reg. S, 2.38%, 09/15/2021	2,500	2,517
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan),
2.65%, 09/19/2022 (e)	1,700	1,750
Reg. S, 2.75%, 10/21/2020	2,500	2,502
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,340
ORIX Corp., (Japan), 2.90%, 07/18/2022	688	712
Synchrony Financial, 2.85%, 07/25/2022	300	309

		16,360

Insurance — 0.6%
MET Tower Global Funding, (United States SOFR + 0.55%), 0.64%, 01/17/2023 (e) (aa)	4,500	4,521

Total Financial		64,283

Industrial — 0.7%
Aerospace/Defense — 0.1%
Boeing Co. (The), 2.13%, 03/01/2022	800	806

Transportation — 0.3%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,969

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,600	1,588
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.97%, 11/05/2021 (aa)	500	499

		2,087

Total Industrial		4,862

Technology — 0.2%
Computers — 0.1%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	624	639

Semiconductors — 0.1%
Broadcom, Inc., 3.13%, 10/15/2022	200	209
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	423

		632

Total Technology		1,271

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Utilities — 0.4%
Electric — 0.4%
Dominion Energy, Inc., Series D (ICE LIBOR USD 3 Month + 0.53%), 0.77%, 09/15/2023 (aa)	800	801
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	338
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	601
3.25%, 06/15/2023	200	207
3.75%, 02/15/2024	100	105
3.85%, 11/15/2023	400	424
4.25%, 08/01/2023	800	852

Total Utilities		3,328

Total Corporate Bonds (Cost $117,856)		118,638

Foreign Government Securities — 0.6%
Export-Import Bank of Korea, (South Korea),
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 06/25/2022 (aa)	1,000	1,004
(ICE LIBOR USD 3 Month + 0.58%), 0.82%, 06/01/2021 (aa)	3,400	3,408
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.07%, 10/30/2022 (aa)	500	503

Total Foreign Government Securities
(Cost $4,907)		4,915

Municipal Bonds — 63.8% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	590

Alaska — 0.3%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.12%, 10/07/2020 (z)	2,400	2,400

Arizona — 2.7%
Arizona Health Facilities Authority, Dignity Health, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 10/07/2020 (z)	8,800	8,800
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 07/01/2021	1,750	1,803
City of Phoenix, Industrial Development Authority, Mayo Clinic, Series B, Rev., VRDO, 0.09%, 10/01/2020 (z)	6,160	6,160
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021	725	754
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,421
Maricopa County, Unified School District No. 80 Chandler, Series A, GO, 5.00%, 07/01/2021	1,300	1,347
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,084

		21,369

California — 2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,532
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,165
City of Long Beach, Harbor Revenue, Series C, Rev., 4.00%, 07/15/2021	2,000	2,060

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	412
Los Angeles Department of Water, Series B4, Rev., VRDO, 0.11%, 10/01/2020 (z)	500	500
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,468
Southern California Public Power Authority, Windy Point/Windy Flats Project, Rev., 5.00%, 07/01/2021	1,250	1,296
State of California,
GO, 5.00%, 10/01/2022	1,000	1,096
GO, 5.00%, 11/01/2022	1,000	1,100

		17,629

Colorado — 1.5%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,104
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,639
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Rev., 1.35%, 02/01/2022	5,000	5,023
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	2,042

		11,808

Connecticut — 1.8%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.12%, 10/07/2020 (z)	280	280
Series F3, Rev., VRDO, 0.12%, 10/07/2020 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,006
Connecticut State, Health & Educational Facilities Authority, Yale University, Series U2, Rev., 2.00%, 07/01/2033 (z)	1,300	1,332
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,298

		13,916

District of Columbia — 0.8%
District of Columbia, Series A, GO, 5.00%, 10/15/2022	4,050	4,450
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.11%, 10/07/2020 (z)	500	500
Metropolitan Washington Airports Authority, Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,500

		6,450

Florida — 5.5%
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,318
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,468
Series B, Rev., VRDO, 0.15%, 10/07/2020 (z)	4,830	4,830
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	813
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,726

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Building Better Communities Project,
Series A, GO, 5.00%, 07/01/2021	5,000	5,181
Series A, GO, 5.00%, 07/01/2022	6,000	6,506
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	904
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.12%, 10/07/2020 (z)	3,655	3,655
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.12%, 10/07/2020 (z)	4,000	4,000
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,068
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.11%, 10/07/2020 (z)	6,200	6,200
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,471
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,701

		42,841

Georgia — 0.1%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,124

Hawaii — 0.1%
State of Hawaii, Series EA, GO, 5.00%, 12/01/2021	1,075	1,135

Idaho — 0.9%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.10%, 10/01/2020 (z)	4,500	4,500
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,519

		7,019

Illinois — 2.8%
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,615
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,767
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,098
Series C, Rev., 5.00%, 01/01/2022	3,670	3,865
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,066
Illinois Finance Authority, Northwestern Memorial Hospital, Series A2, Rev., VRDO, 0.10%, 10/01/2020 (z)	2,675	2,675
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 10/01/2020 (z)	200	200
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,523
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,047

		21,856

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — 1.6%
Indiana Finance Authority, Educational Facilities, Marian University Project, Rev., 6.50%, 09/15/2030 (p)	3,000	3,177
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2022	950	1,012
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.12%, 10/01/2020 (z)	900	900
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.10%, 10/01/2020 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2021	2,815	2,843
Rev., AMT, 5.00%, 01/01/2022	3,085	3,240

		12,472

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,393

Kentucky — 0.2%
City of Owensboro, Electric Light & Power System, Series B, Rev., 5.00%, 01/01/2021	1,250	1,264

Louisiana — 0.3%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,451

Maryland — 1.0%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,058
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,250
State of Maryland, Series B, GO, 5.00%, 08/01/2022	5,000	5,444

		7,752

Massachusetts — 4.0%
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.10%, 10/07/2020 (z)	5,130	5,130
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	739
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,052
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,572
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 0.12%, 10/07/2020 (z)	5,700	5,700
Series K2, Rev., VRDO, 0.12%, 10/07/2020 (z)	6,400	6,400
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,181
Series B, Rev., AMT, 5.00%, 07/01/2021	900	927
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,133
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,952
Town of Hingham, Water Bonds, GO, 5.00%, 02/15/2022	650	693

		31,479

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — 1.1%
University of Michigan, Series D1, Rev., VRDO, 0.09%, 10/01/2020 (z)	3,965	3,965
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,023

		8,988

Minnesota — 0.5%
City of Minneapolis, Capital Improvement, Green Bond, GO, 5.00%, 12/01/2021	3,760	3,972

Missouri — 0.3%
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.13%, 10/01/2020 (z)	2,635	2,635

Nevada — 1.7%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,165
Las Vegas Valley Water District,
Series B, GO, 5.00%, 06/01/2022	2,000	2,161
Series B, GO, 5.00%, 12/01/2020	4,805	4,843
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,308

		13,477

New Hampshire — 1.8%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 0.12%, 10/01/2020 (z)	8,210	8,210
Series B, Rev., VRDO, 0.12%, 10/01/2020 (z)	2,600	2,600
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.12%, 10/01/2020 (z)	3,420	3,420

		14,230

New Jersey — 0.8%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	758
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,290
New Jersey Sports & Exposition Authority, Series A, Rev., 5.00%, 09/01/2021	4,000	4,150

		6,198

New Mexico — 0.4%
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020	2,600	2,608
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	649

		3,257

New York — 10.2%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,197
Series G4, GO, VRDO, LOC: Citibank NA, 0.13%, 10/07/2020 (z)	1,000	1,000
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.13%, 10/01/2020 (z)	615	615

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series I3, GO, VRDO, LOC: Bank of America NA, 0.14%, 10/01/2020 (z)	750	750
Series I4, GO, VRDO, LOC: TD Bank NA, 0.11%, 10/01/2020 (z)	2,000	2,000
City of New York, Fiscal Year 2008, Series J6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.14%, 10/01/2020 (z)	900	900
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.13%, 10/07/2020 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 0.12%, 10/01/2020 (z)	4,900	4,900
Metropolitan Transportation Authority,
Series A, Rev., BAN, 4.00%, 02/01/2022	16,000	16,168
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,089
New York City Municipal Water Finance Authority, Water & Sewer System,
Series F1A, Rev., VRDO, 0.13%, 10/07/2020 (z)	6,000	6,000
Series F1, Rev., VRDO, 0.12%, 10/01/2020 (z)	5,700	5,700
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.14%, 10/01/2020 (z)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series A4, Rev., VRDO, 0.11%, 10/01/2020 (z)	3,500	3,500
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,939
Series B5, Rev., VRDO, 0.12%, 10/01/2020 (z)	1,000	1,000
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,648
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,500
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	9,178
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	1,967
Port Authority of New York & New Jersey, Series 195, Rev., AMT, 5.00%, 10/01/2021	1,600	1,673
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,187
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 0.10%, 10/01/2020 (z)	2,600	2,600
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.14%, 10/01/2020 (z)	1,430	1,430

		79,941

North Carolina — 0.9%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.11%, 10/07/2020 (z)	5,600	5,600
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,218

		6,818

Ohio — 1.7%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,836
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group,
Series B1, Rev., VRDO, 0.12%, 10/01/2020 (z)	950	950
Series B3, Rev., VRDO, 0.10%, 10/01/2020 (z)	3,800	3,800
Ohio State University (The), Series B2, Rev., VRDO, 0.09%, 10/07/2020 (z)	6,725	6,725

		13,311

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.4%
Oklahoma County, Independent School District No. 12 Edmond, Combined Purpose, GO, 2.00%, 03/01/2021	1,270	1,280
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,214

		3,494

Pennsylvania — 3.5%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,509
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,135
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,565
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,175
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,397
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,157
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project, Rev., 5.00%, 05/01/2021	750	767
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,075
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,447
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,663
Series F, GO, 5.00%, 09/01/2021	1,500	1,559

		27,449

Rhode Island — 0.2%
Rhode Island Commerce Corp., Grant Anticipation Rhode Island, Rev., 5.00%, 06/15/2022	1,550	1,667

Tennessee — 0.9%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,884
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., AGM, VRDO, 0.10%, 10/01/2020 (z)	2,875	2,875
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,127

		6,886

Texas — 8.4%
City of Arlington, Water & Wastewater System, Series A, Rev., 2.00%, 06/01/2021	400	405
City of Austin, Airport System Revenue, Rev., AMT, 5.00%, 11/15/2020	2,500	2,514
City of Corpus Christi, Utility System Revenue, Junior Lien, Rev., 5.00%, 07/15/2021	3,635	3,773
City of Dallas, Refunding and Improvement, GO, 5.00%, 02/15/2022	3,000	3,198
City of Houston, Series A, GO, 5.00%, 03/01/2022	2,505	2,677
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,190
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,112

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,429
County of Harris, Series A, GO, 5.00%, 10/01/2022 (w)	1,950	2,136
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,821
County of Williamson,
GO, 4.00%, 02/15/2022	3,190	3,359
GO, 4.00%, 02/15/2023	2,315	2,523
GO, 5.00%, 02/15/2022	1,000	1,066
Cypress-Fairbanks Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,509
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,282
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2021	1,000	1,042
GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,091
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,133
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,352
Harris County, Flood Control District, Series A, Rev., 5.00%, 10/01/2022	4,000	4,384
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,707
North Texas Tollway Authority, North Texas Tollway System, First Tier,
Series A, Rev., 5.00%, 01/01/2021	1,000	1,012
Series A, Rev., 5.00%, 01/01/2022	2,000	2,117
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,036
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,393
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	6,990
Texas State University System, Series A, Rev., 5.00%, 03/15/2022	2,200	2,353
Texas Water Development Board, Master Trust,
Rev., 3.00%, 10/15/2021 (w)	1,750	1,802
Rev., 3.00%, 04/15/2022 (w)	1,000	1,043
Rev., 3.00%, 10/15/2022 (w)	2,000	2,115

		65,564

Virginia — 2.3%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.12%, 10/01/2020 (z)	1,350	1,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Series A, Rev., VRDO, 0.13%, 10/07/2020 (z)	9,700	9,700
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,454
Virginia Public School Authority, Series VIII, Rev., 5.00%, 04/15/2022	5,300	5,694

		18,198

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — 1.6%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.13%, 10/07/2020 (z)	4,000	4,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	477
Pierce County, School District No. 403 Bethel, GO, SCH BD GTY, 4.00%, 12/01/2021	850	888
Port of Seattle, First Lien, Series B, Rev., AMT, 5.00%, 10/01/2020 (p)	2,935	2,935
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,138
Spokane County School District No. 81 Spokane, GO, SCH BD GTY, 5.00%, 12/01/2020	1,940	1,956

		12,394

Wisconsin — 1.0%
State of Wisconsin,
Series A, GO, 5.00%, 05/01/2022	4,815	5,184
Series B, GO, 5.00%, 05/01/2021	2,435	2,504

		7,688

Total Municipal Bonds (Cost $499,085)		501,115

U.S. Government Agency Securities — 1.6%
FHLMC,
0.25%, 08/24/2023	4,000	4,003
0.70%, 09/02/2025	6,000	6,002
0.80%, 07/30/2025	2,600	2,601

Total U.S. Government Agency Securities (Cost $12,596)		12,606

U.S. Treasury Obligation — 1.2%
U.S. Treasury Inflation Indexed Note, 0.63%, 04/15/2023 (Cost $8,773)	8,867	9,277

Short-Term Investments — 11.3%
Municipal Bonds — 6.3% (t)
City of San Antonio, GO, 5.00%, 08/01/2021	1,550	1,612
County of Erie, GO, RAN, 3.00%, 06/24/2021	5,000	5,095
County of Harris, Series A, GO, 5.00%, 10/01/2021 (w)	7,500	7,853
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2021	1,100	1,137
San Diego Unified School District, Series A, Rev., TRAN, 5.00%, 06/30/2021	4,400	4,559
State of Colorado, Rev., TRAN, 4.00%, 06/25/2021	10,000	10,278
State of Texas, Rev., TRAN, 4.00%, 08/26/2021	11,900	12,308
Township of Washington, Gloucester County, Series A, GO, BAN, 1.75%, 06/22/2021	6,000	6,057
Troy University, Alabama Facilities, Series A, Rev., BAM, 4.00%, 11/01/2020	1,000	1,003

Total Municipal Bonds		49,902

Repurchase Agreements — 3.7%
BNP Paribas SA, 0.11%, dated 09/30/2020 due 10/01/2020, repurchase price $5,500, collateralized by U.S. Treasury Security, 2.88%, due 05/15/2043, with a value of $5,589.	5,500	5,500
Goldman Sachs Co. LLC, 0.11%, dated 09/30/2020, due 10/01/2020, repurchase price $23,300, collateralized by Mortgage-Backed Security, 3.50%, due 08/01/2049, with a value of $24,346.	23,300	23,300

Total Repurchase Agreements		28,800

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — 1.3%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020		130	130
BNP Paribas SA, 0.01%, 10/01/2020		9,735	9,735
Brown Brothers Harriman,
(0.69%), 10/01/2020	EUR	2	2
(0.23%), 10/01/2020	JPY	26	—	(h)
0.00%, 10/01/2020	AUD	60	43
0.03%, 10/01/2020	CAD	440	330
Citibank NA, 0.01%, 10/01/2020	GBP	28	36

Total Time Deposits			10,276

Total Short-Term Investments (Cost $88,974)			88,978

Total Investments — 101.6% (Cost - $794,775)*			798,460
Liabilities in Excess of Other Assets — (1.6)%			(12,770)

NET ASSETS — 100.0%			$785,690

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	364	06/2021	CAD	67,904	88
Canadian Bankers’ Acceptance	52	12/2022	CAD	9,697	5
Canadian Bankers’ Acceptance	9	03/2023	CAD	1,679	—
U.S. Treasury 2 Year Note	198	12/2020	USD	43,732	19
U.S. Treasury Ultra Bond	1	12/2020	USD	225	(3)

					109

Short Contracts
U.S. Treasury 5 Year Note	(160)	12/2020	USD	(20,140)	(25)
U.S. Ultra Treasury 10 Year Note	(33)	12/2020	USD	(5,285)	8

					(17)

Total unrealized appreciation (depreciation)					92

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 4,751	CAD	6,288	Barclays Bank plc	11/17/2020	28
USD 6,785	GBP	5,178	Barclays Bank plc	11/17/2020	102

Total unrealized appreciation					130

USD 457	AUD	642	Morgan Stanley & Co.	11/17/2020	(3)
CAD 385	USD	295	Barclays Bank plc	11/17/2020	(5)
GBP 430	USD	557	Bank of America, NA	11/17/2020	(2)

Total unrealized depreciation					(10)

Net unrealized appreciation (depreciation)					120

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2020:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	10,800	—	1	1
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	14,200	—	2	2

Total						—	3	3

(a)	Value of floating rate index as of September 30, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.15%
ICE LIBOR USD 3 Month	0.23%

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
COLL	—	Collateral
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2020.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2020.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (continued)

(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.0%
Basic Materials — 0.6%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	26	7,701
Albemarle Corp.	12	1,040
Axalta Coating Systems Ltd. (a)	13	289
Celanese Corp., Class A	13	1,349
CF Industries Holdings, Inc.	23	701
Dow, Inc.	89	4,179
DuPont de Nemours, Inc.	88	4,870
Eastman Chemical Co.	16	1,212
Ecolab, Inc.	30	5,976
FMC Corp.	13	1,359
International Flavors & Fragrances, Inc.	9	1,158
Linde plc, (United Kingdom)	63	14,940
LyondellBasell Industries NV, Class A	32	2,270
Mosaic Co. (The)	42	766
PPG Industries, Inc.	28	3,379
RPM International, Inc.	11	938
Sherwin-Williams Co. (The)	9	6,583

		58,710

Forest Products & Paper — 0.0% (g)
International Paper Co.	56	2,275

Iron/Steel — 0.0% (g)
Nucor Corp.	36	1,618
Steel Dynamics, Inc.	20	583

		2,201

Mining — 0.1%
Freeport-McMoRan, Inc.	151	2,363
Newmont Corp.	88	5,572

		7,935

Total Basic Materials		71,121

Communications — 20.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	45	756
Omnicom Group, Inc.	27	1,329
Trade Desk, Inc. (The), Class A (a)	8	4,238

		6,323

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — 18.5%
Alphabet, Inc., Class A (a)	325		475,754
Alphabet, Inc., Class C (a)	318		467,208
Amazon.com, Inc. (a)	135		426,048
Booking Holdings, Inc. (a)	13		22,244
CDW Corp.	16		1,875
E*TRADE Financial Corp.	205		10,252
eBay, Inc.	213		11,095
Etsy, Inc. (a)	24		2,923
Expedia Group, Inc.	43		3,934
F5 Networks, Inc. (a)	7		798
Facebook, Inc., Class A (a)	2,594		679,444
GoDaddy, Inc., Class A (a)	18		1,342
IAC/InterActiveCorp. (a)	8		977
Match Group, Inc. (a)	27		3,024
MercadoLibre, Inc., (Argentina) (a)	5		5,601
Netflix, Inc. (a)	51		25,611
NortonLifeLock, Inc.	186		3,879
Okta, Inc., Class A (a)	13		2,719
Palo Alto Networks, Inc. (a)	33		8,013
Pinterest, Inc., Class A (a)	46		1,916
Roku, Inc., Class A (a)	12		2,219
Snap, Inc., Class A (a)	102		2,672
TD Ameritrade Holding Corp.	297		11,633
Twitter, Inc. (a)	851		37,872
Uber Technologies, Inc. (a)	283		10,335
VeriSign, Inc. (a)	10		2,132
Wayfair, Inc., Class A (a)	7		2,154
Zillow Group, Inc., Class C (a)	16		1,640

			2,225,314

Media — 0.7%
Altice USA, Inc., Class A (a)	24		631
Cable One, Inc.	—	(h)	892
Charter Communications, Inc., Class A (a)	17		10,716
Comcast Corp., Class A	540		25,000
Discovery, Inc., Class A (a)	28		620
Discovery, Inc., Class C (a)	27		536
DISH Network Corp., Class A (a)	28		820
FactSet Research Systems, Inc.	28		9,357
Fox Corp., Class A	48		1,346
Fox Corp., Class B	10		292
Liberty Broadband Corp., Class C (a)	13		1,849
Liberty Global plc, (United Kingdom), Class A (a)	9		198
Liberty Global plc, (United Kingdom), Class C (a)	56		1,152
Liberty Media Corp.-Liberty Formula One, Class C (a)	21		762
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	12		392
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	19		634
News Corp., Class A	49		690

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Sirius XM Holdings, Inc.	104	558
ViacomCBS, Inc., Class B	67	1,879
Walt Disney Co. (The)	214	26,502

		84,826

Telecommunications — 0.7%
Arista Networks, Inc. (a)	6	1,328
AT&T, Inc.	845	24,095
CenturyLink, Inc.	100	1,010
Cisco Systems, Inc.	503	19,828
Corning, Inc.	90	2,910
Juniper Networks, Inc.	33	718
Motorola Solutions, Inc.	20	3,071
T-Mobile US, Inc. (a)	64	7,352
Verizon Communications, Inc.	489	29,084

		89,396

Total Communications		2,405,859

Consumer Cyclical — 5.0%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	33	1,006
Southwest Airlines Co.	28	1,059

		2,065

Apparel — 0.2%
NIKE, Inc., Class B	146	18,380
Ralph Lauren Corp., Class A	6	414
VF Corp.	39	2,752

		21,546

Auto Manufacturers — 2.8%
Cummins, Inc.	409	86,462
Ford Motor Co.	1,714	11,412
General Motors Co.	567	16,776
PACCAR, Inc.	960	81,885
Tesla, Inc. (a)	326	139,896

		336,431

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland)	30	2,735
Autoliv, Inc., (Sweden)	6	411
BorgWarner, Inc.	20	764
Lear Corp.	6	649

		4,559

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	41	4,311
Fastenal Co.	110	4,958
HD Supply Holdings, Inc. (a)	29	1,208
LKQ Corp. (a)	29	812
WW Grainger, Inc.	8	2,911

		14,200

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	18		981
Vail Resorts, Inc.	5		1,040

			2,021

Food Service — 0.0% (g)
Aramark	27		727

Home Builders — 0.1%
DR Horton, Inc.	36		2,691
Lennar Corp., Class A	28		2,254
NVR, Inc. (a)	—	(h)	1,356
PulteGroup, Inc.	23		1,068

			7,369

Home Furnishings — 0.0% (g)
Whirlpool Corp.	8		1,382

Housewares — 0.0% (g)
Newell Brands, Inc.	48		822

Leisure Time — 0.1% (g)
Carnival Corp.	68		1,027
Peloton Interactive, Inc., Class A (a)	23		2,253
Royal Caribbean Cruises Ltd.	22		1,418

			4,698

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	34		2,901
Las Vegas Sands Corp.	39		1,802
Marriott International, Inc., Class A	34		3,144
MGM Resorts International	51		1,116
Wynn Resorts Ltd.	10		720

			9,683

Retail — 1.6%
Advance Auto Parts, Inc.	7		1,112
AutoZone, Inc. (a)	2		2,911
Best Buy Co., Inc.	27		2,984
Burlington Stores, Inc. (a)	7		1,428
CarMax, Inc. (a)	20		1,849
Chipotle Mexican Grill, Inc., Class A (a)	3		3,822
Costco Wholesale Corp.	53		18,759
Darden Restaurants, Inc.	15		1,525
Dollar General Corp.	29		6,102
Dollar Tree, Inc. (a)	27		2,497
Domino’s Pizza, Inc.	4		1,849
Genuine Parts Co.	15		1,416
Home Depot, Inc. (The)	125		34,851
Lowe’s Cos., Inc.	87		14,416
Lululemon Athletica, Inc., (Canada) (a)	14		4,752
McDonald’s Corp.	87		19,063

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
O’Reilly Automotive, Inc. (a)	8	3,631
Ross Stores, Inc.	40	3,744
Starbucks Corp.	136	11,723
Target Corp.	58	9,175
Tiffany & Co.	12	1,397
TJX Cos., Inc. (The)	139	7,738
Tractor Supply Co.	12	1,774
Ulta Beauty, Inc. (a)	6	1,326
Walgreens Boots Alliance, Inc.	90	3,215
Walmart, Inc.	170	23,779
Yum! Brands, Inc.	31	2,853

		189,691

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	8	765

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	15	1,242

Total Consumer Cyclical		597,201

Consumer Non-cyclical — 22.5%
Agriculture — 0.2%
Altria Group, Inc.	213	8,222
Archer-Daniels-Midland Co.	72	3,350
Bunge Ltd.	20	894
Philip Morris International, Inc.	178	13,376

		25,842

Beverages — 5.1%
Brown-Forman Corp., Class B	381	28,699
Coca-Cola Co. (The)	5,083	250,940
Constellation Brands, Inc., Class A	208	39,497
Keurig Dr Pepper, Inc.	433	11,961
Molson Coors Beverage Co., Class B	236	7,932
Monster Beverage Corp. (a)	489	39,206
PepsiCo., Inc.	1,730	239,737

		617,972

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	156	17,805
Alnylam Pharmaceuticals, Inc. (a)	80	11,630
Amgen, Inc.	414	105,137
Biogen, Inc. (a)	115	32,570
BioMarin Pharmaceutical, Inc. (a)	127	9,638
Bio-Rad Laboratories, Inc., Class A (a)	2	1,178
Corteva, Inc.	89	2,558
Exact Sciences Corp. (a)	105	10,662
Gilead Sciences, Inc.	884	55,856
Illumina, Inc. (a)	17	5,308
Incyte Corp. (a)	130	11,632

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Ionis Pharmaceuticals, Inc. (a)	90	4,263
Moderna, Inc. (a)	191	13,499
Regeneron Pharmaceuticals, Inc. (a)	71	39,698
Seattle Genetics, Inc. (a)	85	16,614
Vertex Pharmaceuticals, Inc. (a)	183	49,680

		387,728

Commercial Services — 1.8%
AMERCO	2	752
Automatic Data Processing, Inc.	51	7,069
Avalara, Inc. (a)	12	1,557
Booz Allen Hamilton Holding Corp., Class A	15	1,210
Cintas Corp.	20	6,687
CoStar Group, Inc. (a)	7	6,089
Equifax, Inc.	51	8,020
FleetCor Technologies, Inc. (a)	9	2,209
Gartner, Inc. (a)	9	1,088
Global Payments, Inc.	35	6,204
IHS Markit Ltd., (United Kingdom)	75	5,866
MarketAxess Holdings, Inc.	30	14,272
Moody’s Corp.	123	35,683
Nielsen Holdings plc	63	889
PayPal Holdings, Inc. (a)	130	25,660
Robert Half International, Inc.	25	1,348
Rollins, Inc.	29	1,565
S&P Global, Inc.	186	67,013
Square, Inc., Class A (a)	42	6,847
TransUnion	36	3,068
United Rentals, Inc. (a)	19	3,340
Verisk Analytics, Inc., Class A	31	5,781

		212,217

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	90	6,979
Estee Lauder Cos., Inc. (The), Class A	26	5,710
Procter & Gamble Co. (The)	294	40,926

		53,615

Food — 0.3%
Campbell Soup Co.	19	913
Conagra Brands, Inc.	55	1,974
General Mills, Inc.	70	4,334
Hershey Co. (The)	16	2,292
Hormel Foods Corp.	34	1,661
Ingredion, Inc.	7	503
J M Smucker Co. (The)	13	1,463
Kellogg Co.	27	1,737
Kraft Heinz Co. (The)	80	2,410
Kroger Co. (The)	93	3,145
Lamb Weston Holdings, Inc.	16	1,032

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
McCormick & Co., Inc.	13	2,599
Mondelez International, Inc., Class A	169	9,711
Sysco Corp.	55	3,448
Tyson Foods, Inc., Class A	36	2,168

		39,390

Healthcare - Products — 1.2%
Abbott Laboratories	209	22,728
ABIOMED, Inc. (a)	5	1,390
Align Technology, Inc. (a)	9	2,813
Avantor, Inc. (a)	49	1,094
Baxter International, Inc.	59	4,783
Boston Scientific Corp. (a)	168	6,415
Cooper Cos., Inc. (The)	6	2,012
Danaher Corp.	75	16,255
DENTSPLY SIRONA, Inc.	24	1,046
Edwards Lifesciences Corp. (a)	71	5,699
Henry Schein, Inc. (a)	16	933
Hologic, Inc. (a)	29	1,917
IDEXX Laboratories, Inc. (a)	9	3,535
Insulet Corp. (a)	7	1,641
Intuitive Surgical, Inc. (a)	14	9,647
Masimo Corp. (a)	5	1,276
Medtronic plc, (Ireland)	161	16,726
ResMed, Inc.	16	2,814
STERIS plc	10	1,677
Stryker Corp.	40	8,264
Teleflex, Inc.	5	1,705
Thermo Fisher Scientific, Inc.	47	20,645
Varian Medical Systems, Inc. (a)	10	1,786
West Pharmaceutical Services, Inc.	8	2,170
Zimmer Biomet Holdings, Inc.	24	3,272

		142,243

Healthcare - Services — 0.7%
Anthem, Inc.	29	7,717
Catalent, Inc. (a)	134	11,517
Centene Corp. (a)	66	3,862
DaVita, Inc. (a)	9	799
HCA Healthcare, Inc.	32	3,972
Humana, Inc.	15	6,105
IQVIA Holdings, Inc. (a)	22	3,508
Laboratory Corp. of America Holdings (a)	11	2,150
Molina Healthcare, Inc. (a)	6	1,025
Quest Diagnostics, Inc.	15	1,763
Teladoc Health, Inc. (a)	8	1,758
UnitedHealth Group, Inc.	110	34,400
Universal Health Services, Inc., Class B	10	1,040

		79,616

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	10	1,296
Church & Dwight Co., Inc.	26	2,407
Clorox Co. (The)	14	2,926
Kimberly-Clark Corp.	37	5,502

		12,131

Pharmaceuticals — 9.4%
AbbVie, Inc.	1,240	108,590
AmerisourceBergen Corp., Class A	20	1,892
Becton Dickinson and Co.	34	7,939
Bristol-Myers Squibb Co.	1,894	114,200
Cardinal Health, Inc.	33	1,553
Cigna Corp.	42	7,155
CVS Health Corp.	157	9,153
DexCom, Inc. (a)	11	4,359
Elanco Animal Health, Inc. (a)	44	1,223
Eli Lilly & Co.	674	99,699
Jazz Pharmaceuticals plc, (Ireland) (a)	5	719
Johnson & Johnson	2,216	329,948
McKesson Corp.	20	2,927
Merck & Co., Inc.	2,124	176,167
Mylan NV (a)	436	6,459
Neurocrine Biosciences, Inc. (a)	61	5,852
Perrigo Co. plc, (Ireland)	113	5,200
Pfizer, Inc.	4,667	171,266
Sarepta Therapeutics, Inc. (a)	52	7,233
Zoetis, Inc., Class A	397	65,690

		1,127,224

Total Consumer Non-cyclical		2,697,978

Energy — 0.5%
Oil & Gas — 0.4%
Cabot Oil & Gas Corp.	46	797
Chevron Corp.	221	15,935
Concho Resources, Inc.	22	975
ConocoPhillips	126	4,127
Diamondback Energy, Inc.	18	555
EOG Resources, Inc.	68	2,444
Exxon Mobil Corp.	509	17,475
Hess Corp.	30	1,208
Marathon Petroleum Corp.	77	2,248
Occidental Petroleum Corp.	104	1,044
Phillips 66	52	2,676
Pioneer Natural Resources Co.	19	1,596
Valero Energy Corp.	49	2,112

		53,192

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	81	1,072
Halliburton Co.	102	1,234
National Oilwell Varco, Inc.	49	441
Schlumberger NV	182	2,827

		5,574

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	23	1,062
Kinder Morgan, Inc.	225	2,778
ONEOK, Inc.	49	1,280
Williams Cos., Inc. (The)	141	2,767

		7,887

Total Energy		66,653

Financial — 17.7%
Banks — 6.0%
Bank of America Corp.	6,132	147,724
Bank of New York Mellon Corp. (The)	702	24,108
Citigroup, Inc.	1,682	72,494
Citizens Financial Group, Inc.	486	12,283
Comerica, Inc.	217	8,294
East West Bancorp, Inc.	208	6,799
Fifth Third Bancorp	729	15,542
First Republic Bank	171	18,601
Goldman Sachs Group, Inc. (The)	272	54,670
Huntington Bancshares, Inc.	1,245	11,419
KeyCorp.	1,051	12,537
M&T Bank Corp.	144	13,263
Morgan Stanley	999	48,308
Northern Trust Corp.	199	15,515
PNC Financial Services Group, Inc. (The)	366	40,276
Regions Financial Corp.	1,071	12,350
Signature Bank	90	7,478
State Street Corp.	333	19,771
SVB Financial Group (a)	57	13,831
Truist Financial Corp.	1,137	43,247
US Bancorp	1,133	40,621
Wells Fargo & Co.	3,123	73,433
Zions Bancorp NA	270	7,891

		720,455

Diversified Financial Services — 4.0%
Ally Financial, Inc.	277	6,953
American Express Co.	571	57,200
Ameriprise Financial, Inc.	118	18,143
BlackRock, Inc., Class A	80	45,282
Capital One Financial Corp.	406	29,173
Cboe Global Markets, Inc.	118	10,310
Charles Schwab Corp. (The)	991	35,893
CME Group, Inc., Class A	291	48,697
Discover Financial Services	266	15,363

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Franklin Resources, Inc.	417	8,494
Intercontinental Exchange, Inc.	447	44,752
Invesco Ltd.	354	4,040
Mastercard, Inc., Class A	105	35,525
Nasdaq, Inc.	120	14,721
Raymond James Financial, Inc.	147	10,665
SEI Investments Co.	161	8,163
Synchrony Financial	492	12,875
T Rowe Price Group, Inc.	208	26,704
Tradeweb Markets, Inc., Class A	68	3,964
Visa, Inc., Class A	200	40,087
Western Union Co. (The)	44	937

		477,941

Insurance — 6.3%
Aflac, Inc.	611	22,207
Alleghany Corp.	18	9,260
Allstate Corp. (The)	280	26,402
American Financial Group, Inc.	77	5,175
American International Group, Inc.	643	17,702
Aon plc, Class A	191	39,400
Arch Capital Group Ltd., (Bermuda) (a)	328	9,583
Arthur J Gallagher & Co.	172	18,197
Assurant, Inc.	69	8,419
Athene Holding Ltd., (Bermuda), Class A (a)	112	3,811
Berkshire Hathaway, Inc., Class B (a)	1,061	225,855
Brown & Brown, Inc.	178	8,048
Chubb Ltd., (Switzerland)	349	40,541
Cincinnati Financial Corp.	159	12,411
Equitable Holdings, Inc.	365	6,665
Erie Indemnity Co., Class A	26	5,422
Everest Re Group Ltd., (Bermuda)	48	9,509
Fidelity National Financial, Inc.	135	4,232
Globe Life, Inc.	125	10,007
Hartford Financial Services Group, Inc. (The)	371	13,667
Lincoln National Corp.	237	7,426
Loews Corp.	260	9,038
Markel Corp. (a)	13	12,288
Marsh & McLennan Cos., Inc.	402	46,066
MetLife, Inc.	691	25,678
Principal Financial Group, Inc.	308	12,422
Progressive Corp. (The)	486	45,984
Prudential Financial, Inc.	371	23,552
Reinsurance Group of America, Inc.	65	6,160
RenaissanceRe Holdings Ltd., (Bermuda)	36	6,135
Travelers Cos., Inc. (The)	219	23,694
Voya Financial, Inc.	112	5,356
Willis Towers Watson plc, (United Kingdom)	112	23,476
W R Berkley Corp.	167	10,222

		754,010

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Private Equity — 0.4%
Apollo Global Management, Inc., Class A	133	5,953
Blackstone Group, Inc. (The), Class A	586	30,564
Carlyle Group, Inc. (The)	109	2,695
KKR & Co., Inc.	365	12,532

		51,744

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	43	2,036
Jones Lang LaSalle, Inc.	7	678

		2,714

REITS — 0.9%
AGNC Investment Corp.	430	5,976
Alexandria Real Estate Equities, Inc.	15	2,356
American Tower Corp.	52	12,494
Annaly Capital Management, Inc.	1,073	7,640
AvalonBay Communities, Inc.	17	2,533
Boston Properties, Inc.	17	1,380
Camden Property Trust	10	860
Crown Castle International Corp.	49	8,147
Digital Realty Trust, Inc.	31	4,612
Duke Realty Corp.	42	1,535
Equinix, Inc.	10	7,889
Equity LifeStyle Properties, Inc.	15	922
Equity Residential	45	2,306
Essex Property Trust, Inc.	8	1,531
Extra Space Storage, Inc.	14	1,529
Federal Realty Investment Trust	7	544
Healthpeak Properties, Inc.	63	1,716
Host Hotels & Resorts, Inc.	87	938
Invitation Homes, Inc.	61	1,702
Iron Mountain, Inc.	31	831
Medical Properties Trust, Inc.	57	1,008
Mid-America Apartment Communities, Inc.	12	1,408
National Retail Properties, Inc.	19	642
Omega Healthcare Investors, Inc.	26	769
Prologis, Inc.	87	8,773
Public Storage	19	4,180
Realty Income Corp.	40	2,420
Regency Centers Corp.	19	738
SBA Communications Corp., Class A	13	4,040
Simon Property Group, Inc.	35	2,290
Sun Communities, Inc.	11	1,521
UDR, Inc.	27	896
Ventas, Inc.	44	1,827
VEREIT, Inc.	117	759

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
VICI Properties, Inc.	53	1,230
Vornado Realty Trust	20	664
Welltower, Inc.	49	2,710
Weyerhaeuser Co.	88	2,505
WP Carey, Inc.	19	1,243

		107,064

Savings & Loans — 0.1%
People’s United Financial, Inc.	738	7,613

Total Financial		2,121,541

Industrial — 16.7%
Aerospace/Defense — 1.1%
Boeing Co. (The)	222	36,722
General Dynamics Corp.	46	6,374
HEICO Corp.	16	1,680
HEICO Corp., Class A	13	1,174
Howmet Aerospace, Inc.	162	2,701
L3Harris Technologies, Inc.	42	7,178
Lockheed Martin Corp.	86	32,803
Northrop Grumman Corp.	62	19,497
Raytheon Technologies Corp.	290	16,670
Teledyne Technologies, Inc. (a)	6	1,890
TransDigm Group, Inc.	10	4,628

		131,317

Building Materials — 0.3%
Carrier Global Corp.	340	10,376
Fortune Brands Home & Security, Inc.	56	4,824
Johnson Controls International plc	184	7,536
Lennox International, Inc.	14	3,690
Martin Marietta Materials, Inc.	8	1,784
Masco Corp.	105	5,763
Owens Corning	42	2,905
Vulcan Materials Co.	16	2,146

		39,024

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	48	4,729
Emerson Electric Co.	121	7,948

		12,677

Electronics — 1.0%
Agilent Technologies, Inc.	36	3,683
Allegion plc, (Ireland)	37	3,676
Amphenol Corp., Class A	35	3,836
Arrow Electronics, Inc. (a)	11	899
FLIR Systems, Inc.	15	544
Fortive Corp.	828	63,138
Garmin Ltd., (Switzerland)	17	1,582
Honeywell International, Inc.	135	22,268

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — continued
Keysight Technologies, Inc. (a)	22	2,151
Mettler-Toledo International, Inc. (a)	3	2,558
PerkinElmer, Inc.	13	1,595
Roper Technologies, Inc.	20	7,720
Sensata Technologies Holding plc (a)	50	2,165
TE Connectivity Ltd., (Switzerland)	40	3,884
Trimble, Inc. (a)	28	1,370
Waters Corp. (a)	7	1,279

		122,348

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	25	2,339

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	456	20,849
Republic Services, Inc., Class A	53	4,941
Waste Connections, Inc.	65	6,763
Waste Management, Inc.	87	9,855

		42,408

Hand/Machine Tools — 0.8%
Snap-on, Inc.	143	20,971
Stanley Black & Decker, Inc.	428	69,398

		90,369

Machinery - Construction & Mining — 1.9%
Caterpillar, Inc.	1,503	224,230

Machinery - Diversified — 3.9%
Cognex Corp.	19	1,233
Deere & Co.	828	183,608
Dover Corp.	397	42,968
Flowserve Corp.	80	2,171
IDEX Corp.	208	37,892
Ingersoll Rand, Inc. (a)	965	34,367
Nordson Corp.	69	13,194
Otis Worldwide Corp.	1,131	70,576
Rockwell Automation, Inc.	22	4,846
Westinghouse Air Brake Technologies Corp.	500	30,941
Xylem, Inc.	497	41,838

		463,634

Miscellaneous Manufacturers — 2.5%
3M Co.	134	21,507
A O Smith Corp.	24	1,253
Eaton Corp. plc	84	8,576
General Electric Co.	3,249	20,239
Illinois Tool Works, Inc.	837	161,638
Parker-Hannifin Corp.	356	72,008
Textron, Inc.	93	3,347
Trane Technologies plc, (Ireland)	80	9,706

		298,274

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	191	2,105
Ball Corp.	39	3,271
Crown Holdings, Inc. (a)	15	1,191
Packaging Corp. of America	12	1,272
Sealed Air Corp.	17	648
Westrock Co.	35	1,209

		9,696

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	16	2,284

Transportation — 4.7%
CH Robinson Worldwide, Inc.	27	2,801
CSX Corp.	1,641	127,437
Expeditors International of Washington, Inc.	33	3,011
FedEx Corp.	48	12,112
JB Hunt Transport Services, Inc.	17	2,154
Kansas City Southern	194	35,074
Knight-Swift Transportation Holdings, Inc., Class A	25	1,030
Norfolk Southern Corp.	347	74,252
Old Dominion Freight Line, Inc.	19	3,370
Union Pacific Corp.	1,386	272,867
United Parcel Service, Inc., Class B	192	31,993
XPO Logistics, Inc. (a)	18	1,530

		567,631

Total Industrial		2,006,231

Technology — 15.2%
Computers — 2.5%
Accenture plc, (Ireland), Class A	76	17,284
Apple, Inc.	2,020	233,982
Cognizant Technology Solutions Corp., Class A	64	4,412
Crowdstrike Holdings, Inc., Class A (a)	24	3,296
Dell Technologies, Inc., Class C (a)	28	1,915
EPAM Systems, Inc. (a)	6	1,894
Fortinet, Inc. (a)	47	5,519
Hewlett Packard Enterprise Co.	150	1,410
HP, Inc.	166	3,145
International Business Machines Corp.	106	12,884
Leidos Holdings, Inc.	15	1,371
NetApp, Inc.	22	981
Seagate Technology plc	26	1,258
Western Digital Corp.	34	1,257
Zscaler, Inc. (a)	24	3,425

		294,033

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	6	1,536

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 4.3%
Advanced Micro Devices, Inc. (a)	432	35,421
Analog Devices, Inc.	134	15,657
Applied Materials, Inc.	339	20,158
Broadcom, Inc.	124	45,240
Intel Corp.	1,526	79,027
IPG Photonics Corp. (a)	4	726
KLA Corp.	57	10,973
Lam Research Corp.	54	17,754
Marvell Technology Group Ltd.	209	8,297
Maxim Integrated Products, Inc.	96	6,506
Microchip Technology, Inc.	90	9,211
Micron Technology, Inc. (a)	320	15,031
NVIDIA Corp.	227	122,905
NXP Semiconductors NV, (Netherlands)	103	12,844
ON Semiconductor Corp. (a)	148	3,202
Qorvo, Inc. (a)	42	5,399
QUALCOMM, Inc.	415	48,845
Skyworks Solutions, Inc.	61	8,905
Teradyne, Inc.	60	4,778
Texas Instruments, Inc.	278	39,749
Xilinx, Inc.	89	9,289

		519,917

Software — 8.4%
Activision Blizzard, Inc.	91	7,330
Adobe, Inc. (a)	166	81,623
Akamai Technologies, Inc. (a)	18	2,034
ANSYS, Inc. (a)	29	9,501
Autodesk, Inc. (a)	75	17,355
Black Knight, Inc. (a)	16	1,365
Broadridge Financial Solutions, Inc.	15	1,948
Cadence Design Systems, Inc. (a)	95	10,102
CDK Global, Inc.	19	814
Cerner Corp.	35	2,535
Citrix Systems, Inc.	40	5,522
Coupa Software, Inc. (a)	23	6,196
Datadog, Inc., Class A (a)	31	3,141
DocuSign, Inc., Class A (a)	60	12,827
Dropbox, Inc., Class A (a)	50	972
Dynatrace, Inc. (a)	61	2,495
Electronic Arts, Inc. (a)	34	4,405
Fair Isaac Corp. (a)	5	2,302
Fidelity National Information Services, Inc.	73	10,793
Fiserv, Inc. (a)	67	6,907
Guidewire Software, Inc. (a)	16	1,646
Intuit, Inc.	90	29,297

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Jack Henry & Associates, Inc.	8	1,372
Microsoft Corp.	2,482	521,938
MongoDB, Inc., Class A (a)	5	1,123
MSCI, Inc., Class A	64	22,798
Oracle Corp.	706	42,165
Paychex, Inc.	37	2,928
Paycom Software, Inc. (a)	17	5,238
PTC, Inc. (a)	21	1,716
RingCentral, Inc., Class A (a)	22	5,936
salesforce.com, Inc. (a)	310	77,822
ServiceNow, Inc. (a)	66	31,805
Slack Technologies, Inc., Class A (a)	77	2,079
Snowflake, Inc., Class A (a)	3	728
Splunk, Inc. (a)	54	10,220
SS&C Technologies Holdings, Inc.	46	2,783
Synopsys, Inc. (a)	52	11,074
Take-Two Interactive Software, Inc. (a)	13	2,169
Twilio, Inc., Class A (a)	14	3,497
Tyler Technologies, Inc. (a)	13	4,665
Veeva Systems, Inc., Class A (a)	15	4,301
VMware, Inc., Class A (a)	17	2,502
Workday, Inc., Class A (a)	36	7,725
Zoom Video Communications, Inc., Class A (a)	48	22,337

		1,010,031

Total Technology		1,825,517

Utilities — 0.8%
Electric — 0.8%
AES Corp. (The)	73	1,318
Alliant Energy Corp.	20	1,016
Ameren Corp.	25	1,957
American Electric Power Co., Inc.	60	4,941
CenterPoint Energy, Inc.	57	1,099
CMS Energy Corp.	27	1,680
Consolidated Edison, Inc.	40	3,144
Dominion Energy, Inc.	99	7,828
DTE Energy Co.	23	2,651
Duke Energy Corp.	88	7,785
Edison International	45	2,275
Entergy Corp.	24	2,332
Evergy, Inc.	25	1,286
Eversource Energy	38	3,204
Exelon Corp.	130	4,636
FirstEnergy Corp.	63	1,803
NextEra Energy, Inc.	58	16,033
NRG Energy, Inc.	24	729
OGE Energy Corp.	17	509
PG&E Corp. (a)	125	1,178

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Pinnacle West Capital Corp.	12	895
PPL Corp.	85	2,320
Public Service Enterprise Group, Inc.	60	3,277
Sempra Energy	35	4,093
Southern Co. (The)	127	6,876
Vistra Corp.	51	967
WEC Energy Group, Inc.	36	3,532
Xcel Energy, Inc.	62	4,262

		93,626

Gas — 0.0% (g)
Atmos Energy Corp.	12	1,169
NiSource, Inc.	37	813
UGI Corp.	22	714

		2,696

Water — 0.0% (g)
American Water Works Co., Inc.	19	2,757
Essential Utilities, Inc.	21	847

		3,604

Total Utilities		99,926

Total Common Stocks (Cost $9,863,583)		11,892,027

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020	32,219	32,219
Barclays SA, 0.01%, 10/01/2020	2,888	2,888
BNP Paribas SA, 0.01%, 10/01/2020	4,604	4,604
Brown Brothers Harriman, 0.01%, 10/01/2020	1	1
Citibank NA, 0.01%, 10/01/2020	6,067	6,067
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/2020	5,716	5,716

Total Short-Term Investments (Cost $51,495)		51,495

Total Investments — 99.4% (Cost - $9,915,078) *		11,943,522
Other Assets in Excess of Liabilities — 0.6%		71,776

NET ASSETS — 100.0%		$12,015,298

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	7	12/2020	USD	530	(3)
NASDAQ 100 E-mini Index	47	12/2020	USD	10,608	115
S&P 500 E-mini Index	572	12/2020	USD	95,288	579

Total unrealized appreciation (depreciation)					691

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	18.6%
Pharmaceuticals	9.4%
Software	8.5%
Insurance	6.3%
Banks	6.0%
Beverages	5.2%
Transportation	4.7%
Semiconductors	4.4%
Diversified Financial Services	4.0%
Machinery - Diversified	3.9%
Biotechnology	3.2%
Auto Manufacturers	2.8%
Miscellaneous Manufacturers	2.5%
Computers	2.5%
Machinery - Construction & Mining	1.9%
Commercial Services	1.8%
Retail	1.6%
Healthcare - Products	1.2%
Aerospace/Defense	1.1%
Electronics	1.0%
Others (Each less than 1.0%)	9.0%
Short-Term Investments	0.4%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 96.7%
Australia — 0.1%
BHP Group plc	419	8,930

Austria — 0.2%
ANDRITZ AG	108	3,324
Erste Group Bank AG (a)	55	1,147
OMV AG (a)	29	805
Raiffeisen Bank International AG (a)	31	467
Verbund AG	124	6,786
voestalpine AG	22	592

		13,121

Belgium — 1.1%
Ageas SA	34	1,388
Anheuser-Busch InBev SA	630	33,916
Colruyt SA (a)	11	705
Elia Group SA	51	5,079
Galapagos NV (a)	8	1,159
Groupe Bruxelles Lambert SA	23	2,066
KBC Group NV	49	2,443
Proximus SADP	30	545
Sofina SA	3	875
Solvay SA	15	1,282
Telenet Group Holding NV	10	373
UCB SA	164	18,606
Umicore SA	39	1,614

		70,051

Chile — 0.0% (g)
Antofagasta plc	80	1,061

China — 0.1%
Silergy Corp.	61	3,616

Denmark — 4.4%
Ambu A/S, Class B	33	929
AP Moller - Maersk A/S, Class A	1	973
AP Moller - Maersk A/S, Class B	1	1,993
Carlsberg A/S, Class B	86	11,553
Chr Hansen Holding A/S	21	2,283
Coloplast A/S, Class B	24	3,749

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Danske Bank A/S	138	1,864
Demant A/S (a)	21	659
DSV PANALPINA A/S	41	6,674
Genmab A/S (a)	13	4,690
GN Store Nord A/S	25	1,887
H Lundbeck A/S	90	2,976
Novo Nordisk A/S, Class B	2,230	154,497
Novozymes A/S, Class B	42	2,611
Orsted A/S (e)	306	42,197
Pandora A/S	20	1,449
Tryg A/S	25	782
Vestas Wind Systems A/S	297	47,973

		289,739

Finland — 1.7%
Elisa OYJ	27	1,601
Fortum OYJ	722	14,607
Kone OYJ, Class B	508	44,591
Neste OYJ	84	4,412
Nokia OYJ	5,459	21,364
Nordea Bank Abp	642	4,875
Orion OYJ, Class B	136	6,147
Sampo OYJ, Class A	94	3,713
Stora Enso OYJ, Class R	113	1,772
UPM-Kymmene OYJ	107	3,253
Wartsila OYJ Abp	673	5,286

		111,621

France — 14.3%
Accor SA (a)	38	1,054
Aeroports de Paris	6	612
Air Liquide SA	94	14,854
Airbus SE	881	63,909
Alstom SA (a)	287	14,348
Amundi SA (e)	12	828
Arkema SA	14	1,438
Atos SE (a)	95	7,635
AXA SA	385	7,123
BioMerieux	8	1,256
BNP Paribas SA	223	8,071
Bollore SA	179	667
Bouygues SA	345	11,905
Bureau Veritas SA	57	1,274
Capgemini SE	155	19,924
Carrefour SA	121	1,926
Cie de Saint-Gobain	777	32,566
Cie Generale des Etablissements Michelin SCA	34	3,628
CNP Assurances	31	391
Covivio	10	718

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Credit Agricole SA (a)	225	1,959
Danone SA	512	33,150
Dassault Aviation SA (a)	4	3,430
Dassault Systemes SE	127	23,765
Edenred	234	10,504
Eiffage SA (a)	125	10,227
Electricite de France SA	1,010	10,664
Engie SA (a)	2,964	39,607
EssilorLuxottica SA (a)	57	7,712
Eurazeo SE (a)	7	399
Faurecia SE (a)	14	619
Gecina SA	9	1,214
Getlink SE (a)	87	1,182
Hermes International	6	5,391
ICADE	6	339
Iliad SA	3	524
Ingenico Group SA	58	9,047
Ipsen SA	48	5,060
JCDecaux SA (a)	17	302
Kering SA	15	9,958
Klepierre SA	38	539
La Francaise des Jeux SAEM (e)	16	593
Legrand SA	400	31,853
L’Oreal SA	50	16,213
LVMH Moet Hennessy Louis Vuitton SE	55	25,727
Natixis SA (a)	179	401
Orange SA	396	4,123
Orpea (a)	10	1,180
Pernod Ricard SA	176	28,003
Peugeot SA	116	2,112
Publicis Groupe SA	44	1,416
Remy Cointreau SA	19	3,385
Renault SA	40	1,029
Safran SA (a)	481	47,359
Sanofi	1,464	146,742
Sartorius Stedim Biotech	5	1,857
Schneider Electric SE	828	102,920
SCOR SE (a)	32	890
SEB SA	4	698
Societe Generale SA	159	2,109
Sodexo SA	18	1,257
Suez SA	561	10,363
Teleperformance	12	3,611
Thales SA	163	12,203
TOTAL SE	489	16,804
Ubisoft Entertainment SA (a)	18	1,638
Unibail-Rodamco-Westfield	26	977

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Valeo SA	45	1,393
Veolia Environnement SA	877	18,924
Vinci SA	772	64,500
Vivendi SA	164	4,590
Wendel SE	6	509
Worldline SA (a) (e)	132	10,811

		935,909

Germany — 11.6%
adidas AG (a)	38	12,172
Allianz SE (Registered)	83	15,850
BASF SE	182	11,072
Bayer AG (Registered)	1,273	78,518
Bayerische Motoren Werke AG	66	4,760
Beiersdorf AG	20	2,231
Brenntag AG	232	14,721
Carl Zeiss Meditec AG	8	981
Commerzbank AG	205	1,007
Continental AG	22	2,337
Covestro AG (e)	34	1,689
Daimler AG (Registered)	170	9,170
Delivery Hero SE (a) (e)	26	2,972
Deutsche Bank AG (Registered) (a)	392	3,308
Deutsche Boerse AG	37	6,557
Deutsche Lufthansa AG (Registered) (a)	62	535
Deutsche Post AG (Registered)	196	8,911
Deutsche Telekom AG (Registered)	660	10,986
Deutsche Wohnen SE	68	3,406
E.ON SE	3,651	40,244
Evonik Industries AG	41	1,058
Fraport AG Frankfurt Airport Services Worldwide (a)	8	327
Fresenius Medical Care AG & Co. KGaA	42	3,589
Fresenius SE & Co. KGaA	83	3,783
GEA Group AG	231	8,087
Hannover Rueck SE	12	1,830
HeidelbergCement AG	30	1,829
Henkel AG & Co. KGaA	21	1,951
HOCHTIEF AG	38	2,950
Infineon Technologies AG	1,206	33,989
KION Group AG	98	8,372
Knorr-Bremse AG	108	12,739
LANXESS AG	16	906
LEG Immobilien AG	14	1,961
Merck KGaA	167	24,401
METRO AG	33	331
MTU Aero Engines AG	80	13,266
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	28	7,053
Nemetschek SE	55	4,048

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Puma SE	16	1,482
RWE AG	1,045	39,124
SAP SE	1,008	156,913
Scout24 AG (e)	22	1,882
Siemens AG (Registered)	1,146	144,756
Siemens Energy AG (a)	594	16,031
Siemens Healthineers AG (e)	53	2,359
Symrise AG, Class A	26	3,540
TeamViewer AG (a) (e)	125	6,176
Telefonica Deutschland Holding AG	200	511
thyssenkrupp AG (a)	85	427
Uniper SE	351	11,331
United Internet AG (Registered)	20	765
Volkswagen AG	6	1,119
Vonovia SE	101	6,955
Zalando SE (a) (e)	30	2,764

		760,032

Ireland — 1.1%
AerCap Holdings NV (a)	199	5,012
CRH plc	155	5,633
DCC plc	147	11,366
Experian plc	179	6,729
Flutter Entertainment plc	32	5,035
Kerry Group plc, Class A	132	16,872
Kingspan Group plc	231	20,994
Smurfit Kappa Group plc	44	1,738

		73,379

Isle of Man — 0.0% (g)
GVC Holdings plc	116	1,457

Italy — 3.2%
Assicurazioni Generali SpA	214	3,013
Atlantia SpA (a)	96	1,500
Davide Campari-Milano NV	478	5,220
DiaSorin SpA	5	1,011
Enel SpA	13,182	114,362
Eni SpA	495	3,868
Ferrari NV	25	4,594
FinecoBank Banca Fineco SpA	119	1,633
Infrastrutture Wireless Italiane SpA (e)	45	498
Intesa Sanpaolo SpA	3,279	6,169
Leonardo SpA	339	1,982
Mediobanca Banca di Credito Finanziario SpA	126	991
Moncler SpA	40	1,621
Nexi SpA (a) (e)	363	7,283
Pirelli & C SpA (e)	89	384
Poste Italiane SpA (e)	108	956

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Prysmian SpA	367	10,663
Recordati Industria Chimica e Farmaceutica SpA	136	6,989
Snam SpA	3,454	17,764
Telecom Italia SpA	3,061	1,231
Terna Rete Elettrica Nazionale SpA	2,295	16,057
UniCredit SpA	425	3,512

		211,301

Jordan — 0.1%
Hikma Pharmaceuticals plc	223	7,480

Luxembourg — 0.1%
ArcelorMittal SA (a)	145	1,930
Aroundtown SA	196	986
Eurofins Scientific SE (a)	3	2,104
SES SA, Class A	80	563
Tenaris SA	90	450

		6,033

Netherlands — 4.4%
ABN AMRO Bank NV, GDR CVA (a) (e)	82	685
Adyen NV (a) (e)	17	32,234
Aegon NV	345	893
Akzo Nobel NV	39	3,925
Altice Europe NV (a)	134	639
Argenx SE (a)	9	2,308
ASML Holding NV	411	151,723
EXOR NV	22	1,172
Heineken Holding NV	95	7,438
Heineken NV	215	19,115
ING Groep NV	770	5,497
Just Eat Takeaway.com NV (a) (e)	25	2,783
Koninklijke Ahold Delhaize NV	217	6,415
Koninklijke DSM NV	34	5,614
Koninklijke KPN NV	708	1,661
Koninklijke Philips NV	181	8,570
Koninklijke Vopak NV	14	784
NN Group NV	57	2,148
Prosus NV (a)	97	8,916
QIAGEN NV (a)	45	2,360
Randstad NV	23	1,204
Royal Dutch Shell plc, Class A	812	10,143
Royal Dutch Shell plc, Class B	737	8,934
Wolters Kluwer NV	54	4,614

		289,775

Norway — 0.4%
Adevinta ASA, Class B (a)	47	806
DNB ASA	187	2,601
Equinor ASA	201	2,841

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — continued
Gjensidige Forsikring ASA	39	789
Mowi ASA	362	6,449
Norsk Hydro ASA	284	784
Orkla ASA	618	6,237
Schibsted ASA, Class B	20	814
Telenor ASA	141	2,369
Yara International ASA	35	1,359

		25,049

Portugal — 0.4%
EDP - Energias de Portugal SA	4,567	22,454
Galp Energia SGPS SA	101	936
Jeronimo Martins SGPS SA	47	762

		24,152

South Korea — 7.5%
Samsung Electronics Co. Ltd.	9,433	468,297
Samsung Electronics Co. Ltd. (Registered), GDR	21	26,647

		494,944

Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	422	9,533
Aena SME SA (e)	14	1,937
Amadeus IT Group SA	435	24,158
Banco Bilbao Vizcaya Argentaria SA	1,320	3,665
Banco Santander SA	3,313	6,179
Bankinter SA	137	591
CaixaBank SA	709	1,505
Cellnex Telecom SA (e)	63	3,818
Enagas SA	236	5,443
Endesa SA	529	14,159
Ferrovial SA	727	17,649
Grifols SA	61	1,741
Iberdrola SA	9,658	118,872
Industria de Diseno Textil SA	218	6,043
Mapfre SA	245	385
Naturgy Energy Group SA	528	10,579
Red Electrica Corp. SA	630	11,818
Repsol SA	307	2,072
Siemens Gamesa Renewable Energy SA	361	9,776
Telefonica SA	998	3,420

		253,343

Sweden — 5.4%
Alfa Laval AB	472	10,425
Assa Abloy AB, Class B	1,500	35,077
Atlas Copco AB, Class A	1,005	47,933
Atlas Copco AB, Class B	582	24,299
Boliden AB	52	1,552
Electrolux AB, Class B	47	1,093
Epiroc AB, Class A	994	14,399

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class B	572		7,942
EQT AB	48		931
Essity AB, Class B	120		4,067
Evolution Gaming Group AB (e)	25		1,684
Hennes & Mauritz AB, Class B	156		2,693
Hexagon AB, Class B	272		20,521
Husqvarna AB, Class B	80		881
ICA Gruppen AB	21		1,055
Industrivarden AB, Class C	33		881
Investment AB Latour, Class B	215		5,056
Investor AB, Class B	90		5,874
Kinnevik AB, Class B	46		1,885
L E Lundbergforetagen AB, Class B	15		732
Lundin Energy AB	37		735
Nibe Industrier AB, Class B	464		11,924
Sandvik AB	1,692		33,094
Securitas AB, Class B	62		947
Skandinaviska Enskilda Banken AB, Class A	326		2,899
Skanska AB, Class B	505		10,662
SKF AB, Class B	570		11,751
Svenska Cellulosa AB SCA, Class B (a)	118		1,623
Svenska Handelsbanken AB, Class A	303		2,532
Swedbank AB, Class A	182		2,844
Swedish Match AB	135		11,061
Tele2 AB, Class B	98		1,388
Telefonaktiebolaget LM Ericsson, Class B	2,814		30,793
Telia Co. AB	501		2,050
Volvo AB, Class B	2,232		42,885

			356,168

Switzerland — 17.6%
ABB Ltd. (Registered)	2,761		70,188
Adecco Group AG (Registered)	30		1,593
Alcon, Inc. (a)	97		5,506
Baloise Holding AG (Registered)	9		1,340
Banque Cantonale Vaudoise (Registered)	6		577
Barry Callebaut AG (Registered)	2		5,517
Chocoladefabriken Lindt & Spruengli AG	1		7,546
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	7,662
Cie Financiere Richemont SA (Registered), Class A	103		6,902
Clariant AG (Registered)	39		770
Coca-Cola HBC AG	167		4,132
Credit Suisse Group AG (Registered)	481		4,800
EMS-Chemie Holding AG (Registered)	2		1,429
Geberit AG (Registered)	55		32,757
Givaudan SA (Registered)	2		7,932
Glencore plc (a)	1,982		4,110
Julius Baer Group Ltd.	44		1,886

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Kuehne + Nagel International AG (Registered)	11	2,095
LafargeHolcim Ltd. (Registered) (a)	104	4,720
Logitech International SA (Registered)	158	12,270
Lonza Group AG (Registered)	15	9,110
Nestle SA (Registered)	2,464	293,296
Novartis AG (Registered)	2,875	249,649
Partners Group Holding AG	4	3,428
Roche Holding AG	910	311,647
Schindler Holding AG	61	16,679
Schindler Holding AG (Registered)	30	8,020
SGS SA (Registered)	1	3,243
Sika AG (Registered)	28	6,857
Sonova Holding AG (Registered) (a)	11	2,733
STMicroelectronics NV	616	18,887
Straumann Holding AG (Registered)	2	2,063
Swatch Group AG (The)	6	1,356
Swatch Group AG (The) (Registered)	10	448
Swiss Life Holding AG (Registered)	6	2,349
Swiss Prime Site AG (Registered)	15	1,338
Swiss Re AG	58	4,335
Swisscom AG (Registered)	5	2,752
Temenos AG (Registered)	64	8,643
UBS Group AG (Registered)	728	8,134
Vifor Pharma AG	59	8,036
Zurich Insurance Group AG	30	10,405

		1,157,140

Taiwan — 5.7%
ASE Technology Holding Co. Ltd.	2,727	5,615
ASMedia Technology, Inc.	23	1,166
Globalwafers Co. Ltd.	182	2,435
MediaTek, Inc.	1,261	26,719
Nanya Technology Corp.	1,041	2,092
Novatek Microelectronics Corp.	481	4,437
Phison Electronics Corp.	125	1,153
Powertech Technology, Inc.	614	1,847
Realtek Semiconductor Corp.	406	5,204
Taiwan Semiconductor Manufacturing Co. Ltd.	20,579	309,592
United Microelectronics Corp.	9,700	9,568
Vanguard International Semiconductor Corp.	751	2,512
Win Semiconductors Corp.	283	2,822
Winbond Electronics Corp.	2,530	1,233

		376,395

United Arab Emirates — 0.0% (g)
NMC Health plc (a) (bb) (cc)	116	—

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — 13.4%
3i Group plc	192	2,463
Admiral Group plc	37	1,257
Anglo American plc	243	5,867
Ashtead Group plc	673	24,241
Associated British Foods plc	296	7,132
AstraZeneca plc	1,699	185,677
Auto Trader Group plc (e)	190	1,376
AVEVA Group plc	62	3,816
Aviva plc	786	2,908
BAE Systems plc	4,836	30,036
Barclays plc	3,441	4,341
Barratt Developments plc	201	1,230
Berkeley Group Holdings plc	25	1,356
BP plc	4,018	11,620
British American Tobacco plc	1,900	68,149
British Land Co. plc (The)	177	772
BT Group plc, Class A	1,730	2,192
Bunzl plc	503	16,256
Burberry Group plc	78	1,562
CNH Industrial NV	1,560	12,065
Coca-Cola European Partners plc	168	6,530
Compass Group plc	352	5,293
Croda International plc	26	2,078
Diageo plc	1,935	66,481
Direct Line Insurance Group plc	267	931
Evraz plc	98	437
Ferguson plc	337	33,962
Fiat Chrysler Automobiles NV	214	2,623
GlaxoSmithKline plc	6,497	121,804
Halma plc	366	11,054
Hargreaves Lansdown plc	65	1,313
HSBC Holdings plc	4,032	15,772
Imperial Brands plc	780	13,786
Informa plc	292	1,416
InterContinental Hotels Group plc	33	1,753
Intertek Group plc	32	2,575
J Sainsbury plc	339	835
JD Sports Fashion plc	82	859
Johnson Matthey plc	40	1,200
Kingfisher plc	423	1,622
Land Securities Group plc	140	942
Legal & General Group plc	1,197	2,920
Lloyds Banking Group plc	13,939	4,732
London Stock Exchange Group plc	63	7,223
M&G plc	520	1,069
Melrose Industries plc (a)	7,289	10,808
Mondi plc	97	2,054
National Grid plc	698	8,012

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Natwest Group plc	969	1,327
Next plc	26	1,978
Ocado Group plc (a)	90	3,180
Pearson plc	147	1,040
Persimmon plc	63	2,005
Prudential plc	517	7,424
Reckitt Benckiser Group plc	141	13,715
RELX plc	384	8,540
Rentokil Initial plc	372	2,569
Rio Tinto plc	222	13,379
Rolls-Royce Holdings plc (a)	2,910	4,831
RSA Insurance Group plc	208	1,216
Sage Group plc (The)	1,056	9,815
Schroders plc	24	836
Segro plc	237	2,851
Severn Trent plc	47	1,466
Smith & Nephew plc	175	3,421
Smiths Group plc	598	10,578
Spirax-Sarco Engineering plc	110	15,625
SSE plc	206	3,204
St James’s Place plc	106	1,277
Standard Chartered plc	529	2,432
Standard Life Aberdeen plc	445	1,297
Taylor Wimpey plc	732	1,024
Tesco plc	1,934	5,307
Unilever NV	289	17,560
Unilever plc	232	14,279
United Utilities Group plc	133	1,467
Vodafone Group plc	5,322	7,054
Whitbread plc	41	1,111
Wm Morrison Supermarkets plc	488	1,071
WPP plc	247	1,938

		879,217

Total Common Stocks (Cost $5,799,297)		6,349,913

Preferred Stocks — 1.3%
Germany — 0.2%
Bayerische Motoren Werke AG	11	582
FUCHS PETROLUB SE	14	701
Henkel AG & Co. KGaA	35	3,709
Porsche Automobil Holding SE (a)	30	1,796
Sartorius AG	7	2,922
Volkswagen AG	37	5,894

		15,604

South Korea — 1.1%
Samsung Electronics Co. Ltd.	1,625	69,937

Total Preferred Stocks (Cost $69,268)		85,541

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 1.6%
Time Deposits — 1.6%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020		247		247
BNP Paribas SA,
(1.49%), 10/01/2020	CHF	20,208		21,940
0.01%, 10/01/2020		3,569		3,569
Brown Brothers Harriman,
(1.49%), 10/01/2020	CHF	—	(h)	—	(h)
(0.69%), 10/01/2020	EUR	12		14
(0.55%), 10/01/2020	DKK	29,705		4,678
(0.28%), 10/01/2020	SEK	—	(h)	—	(h)
(0.10%), 10/01/2020	NOK	3,345		359
0.01%, 10/01/2020	GBP	24		24
0.01%, 10/05/2020	HKD	—	(h)	—	(h)
Citibank NA,
(0.69%), 10/01/2020	EUR	42,899		50,297
0.01%, 10/01/2020	GBP	10,189		13,148
0.01%, 10/01/2020		1,887		1,887
Skandinaviska Enskilda Banken AB,
(0.28%), 10/01/2020	SEK	59,539		6,648
0.01%, 10/01/2020		4,893		4,893

Total Short-Term Investments (Cost $107,704)				107,704

Total Investments — 99.6% (Cost - $5,976,269) *				6,543,158
Other Assets in Excess of Liabilities — 0.4%				23,710

NET ASSETS — 100.0%				$6,566,868

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	2,004	12/2020	EUR	77,180	(2,134)
FTSE 100 Index	430	12/2020	GBP	33,243	(831)
MSCI Taiwan Index	33	10/2020	USD	1,598	29

Total unrealized appreciation (depreciation)					(2,936)

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees .
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	20.3%
Semiconductors	17.5%
Electric	8.2%
Food	6.2%
Software	3.3%
Miscellaneous Manufacturers	2.9%
Beverages	2.8%
Machinery - Diversified	2.8%
Aerospace/Defense	2.7%
Electrical Components & Equipments	2.2%
Commercial Services	2.1%
Engineering & Construction	2.1%
Electronics	1.9%
Building Materials	1.9%
Banks	1.7%
Telecommunications	1.5%
Agriculture	1.4%
Insurance	1.3%
Chemicals	1.3%
Auto Manufacturers	1.2%
Oil & Gas	1.1%
Others (Each less than 1.0%)	12.0%
Short-Term Investments	1.6%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 111.1%
Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025		615	636
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.30%), 1.57%, 01/16/2030 (e) (aa)		2,000	1,980
Capital One Multi-Asset Execution Trust,
Series 2017-A3, Class A3, 2.43%, 01/15/2025		360	371
Series 2019-A2, Class A2, 1.72%, 08/15/2024		500	514
Carmax Auto Owner Trust,
Series 2019-4, Class A3, 2.02%, 11/15/2024		141	145
Series 2020-1, Class A3, 1.89%, 12/16/2024		300	308
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.50%, 10/17/2029 (e) (aa)		2,000	1,993
Elmwood CLO I Ltd., (Cayman Islands), Series 2019-1A, Class A, (ICE LIBOR USD 3 Month + 1.35%), 1.62%, 04/20/2030 (e) (aa)		2,000	1,997
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	518
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		131	134
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.54%, 07/18/2030 (e) (aa)		2,000	1,984
MidOcean Credit CLO VI, (Cayman Islands), Series 2016-6A, Class AR, (ICE LIBOR USD 3 Month + 1.25%), 1.52%, 01/20/2029 (e) (aa)		2,000	1,988
MP CLO VIII Ltd., (Cayman Islands), Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.91%), 1.16%, 10/28/2027 (e) (aa)		1,865	1,851
Nats En Route plc, (United Kingdom), Reg. S, 5.25%, 03/31/2026	GBP	23	33
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024		131	134
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025		175	177

Total Asset-Backed Securities (Cost $14,796)			14,763

Certificate of Deposit — 0.0%
Financial — 0.0% (g)
Banks — 0.0% (g)
China Development Bank Corp., (China), 3.20%, 09/23/2021 (Cost $146)	CNH	1,000	148

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 1.9%
FHLMC REMICS,
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 6.10%, 03/15/2042 (aa)	2,115	414
Series 4134, Class PI, IO, 3.00%, 11/15/2042	771	60
Series 4165, Class TI, IO, 3.00%, 12/15/2042	953	73
Series 4479, Class AI, IO, 3.50%, 09/15/2025	14,522	798
Series 4598, Class IK, IO, 3.50%, 03/15/2046	1,128	162
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.05%, 09/15/2048 (aa)	8,927	1,728
Series 4888, Class IB, IO, 4.00%, 03/15/2047	1,298	82
Series 4974, Class PO, PO, Zero Coupon, 08/25/2042	152	147
Series 4990, Class MI, IO, 4.00%, 07/25/2050	8,799	1,262
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 5.95%, 08/25/2050 (aa)	7,952	2,100
Series 5016, Class PI, IO, 3.00%, 09/25/2050	15,314	1,967
FHLMC Strips, Series 365, Class C2, IO, 4.00%, 06/15/2049	9,631	1,165
FNMA Interest Strip,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 7.75%, 05/25/2037 (aa)	762	133
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	269	65
FNMA REMICS,
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	2,924	121
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	5,075	235
Series 2012-133, Class MO, PO, Zero Coupon, 12/25/2042	200	173
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 8.30%, 06/25/2044 (aa)	76	90
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 6.69%, 11/25/2042 (aa)	1,099	1,237
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.05%, 09/25/2048 (aa)	6,864	1,352
Series 2019-48, Class IB, IO, 0.68%, 06/25/2039 (z)	35,842	999
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.85%, 11/25/2049 (aa)	12,203	2,110
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	2,081	134
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	17,019	2,480
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	22,336	3,099
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050 (bb)	15,224	1,813
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.65%, 12/20/2064 (aa)	139	139
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 0.80%, 01/20/2069 (aa)	7,752	7,839
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 0.95%, 10/20/2069 (aa)	4,580	4,685
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 1.41%, 08/20/2070 (aa)	10,001	10,576
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.21%, 07/20/2070 (aa)	5,651	5,865
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 1.41%, 04/20/2070 (aa)	9,770	10,241

Total Collateralized Mortgage Obligations (Cost $63,051)		63,344

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 0.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	615	654
BANK, Series 2018-BNK13, Class A5, 4.22%, 08/15/2061 (z)	500	593
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	557
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	219
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	382
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	531
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	271
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	546
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	275
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	500	534
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	850	933
Series K071, Class A2, 3.29%, 11/25/2027	500	577
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	588
Series K094, Class A2, 2.90%, 06/25/2029	112	128
Series K103, Class A2, 2.65%, 11/25/2029	500	564
Series K108, Class A2, 1.52%, 03/25/2030	304	315
Series K725, Class A2, 3.00%, 01/25/2024	225	242
Series K729, Class A2, 3.14%, 10/25/2024	200	218
Series K737, Class A2, 2.53%, 10/25/2026	500	547
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	677	757
Series 2017-M12, Class A2, 3.18%, 06/25/2027 (z)	140	158
Series 2017-M13, Class A2, 3.04%, 09/25/2027 (z)	674	762
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class AS, 3.38%, 06/10/2046	400	419
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	280
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	553
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	549
UBS Commercial Mortgage Trust, Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	783
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063	200	206
Series 2012-C4, Class A5, 2.85%, 12/10/2045	500	518
Series 2013-C5, Class A4, 3.18%, 03/10/2046	415	433
Series 2013-C6, Class A4, 3.24%, 04/10/2046	400	419
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	458
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	541
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	627
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 03/15/2048	400	419

Total Commercial Mortgage-Backed Securities (Cost $16,495)		16,556

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 23.3%
Basic Materials — 0.7%
Chemicals — 0.5%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	100	123
Reg. S, 0.75%, 06/13/2024	EUR	100	121
Air Products and Chemicals, Inc., 2.80%, 05/15/2050		90	96
Albemarle New Holding GmbH, (Germany), Reg. S, 1.13%, 11/25/2025	EUR	100	119
Cabot Corp., 4.00%, 07/01/2029		50	53
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	2,089
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	100	118
Dow Chemical Co. (The),
1.88%, 03/15/2040	EUR	600	693
4.55%, 11/30/2025		1,800	2,094
5.25%, 11/15/2041		600	738
DuPont de Nemours, Inc.,
2.17%, 05/01/2023		100	101
4.21%, 11/15/2023		900	988
Eastman Chemical Co., 3.60%, 08/15/2022		2,900	3,042
FMC Corp.,
3.20%, 10/01/2026		140	154
3.45%, 10/01/2029		25	28
4.50%, 10/01/2049		25	31
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	123
Huntsman International LLC,
4.50%, 05/01/2029		145	163
5.13%, 11/15/2022		60	65
International Flavors & Fragrances, Inc.,
1.75%, 03/14/2024	EUR	100	122
5.00%, 09/26/2048		10	13
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	100	120
Reg. S, 1.88%, 05/22/2024	EUR	100	126
LYB International Finance III LLC,
2.88%, 05/01/2025		85	91
4.20%, 10/15/2049		600	661
Mosaic Co. (The), 4.25%, 11/15/2023		190	206
Nutrien Ltd., (Canada), 3.00%, 04/01/2025		1,100	1,190
PPG Industries, Inc., 2.55%, 06/15/2030		140	149
RPM International, Inc., 4.55%, 03/01/2029		60	70
Sherwin-Williams Co. (The),
3.13%, 06/01/2024		100	108
3.30%, 05/15/2050		70	74
3.45%, 08/01/2025		90	100
3.80%, 08/15/2049		90	103
4.50%, 06/01/2047		40	50
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	1,070

			15,192

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Iron/Steel — 0.1%
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		20	20
2.15%, 08/15/2030		290	284
Steel Dynamics, Inc., 3.25%, 01/15/2031		1,400	1,498
Vale Overseas Ltd., (Cayman Islands), 6.88%, 11/21/2036		171	222
Vale SA, (Brazil), 3.75%, 01/10/2023	EUR	100	123

			2,147

Mining — 0.1%
Anglo American Capital plc, (United Kingdom), Reg. S, 3.38%, 03/11/2029	GBP	100	140
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	1,312
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,095	2,376
5.95%, 03/15/2024		185	211
Newmont Corp.,
2.25%, 10/01/2030		9	10
4.88%, 03/15/2042		60	81
Teck Resources Ltd., (Canada), 6.00%, 08/15/2040		25	28

			4,158

Total Basic Materials			21,497

Communications — 1.7%
Internet — 0.1%
Alibaba Group Holding Ltd., (Cayman Islands), 4.00%, 12/06/2037		600	715
Alphabet, Inc., 1.90%, 08/15/2040		700	673
Amazon.com, Inc.,
3.88%, 08/22/2037		20	25
4.25%, 08/22/2057		70	95
Baidu, Inc., (Cayman Islands),
3.43%, 04/07/2030		200	220
4.38%, 03/29/2028		480	549
eBay, Inc.,
1.90%, 03/11/2025		5	5
4.00%, 07/15/2042		20	23
Expedia Group, Inc.,
3.60%, 12/15/2023 (e)		10	10
4.63%, 08/01/2027 (e)		65	69
JD.com, Inc., (Cayman Islands), 3.38%, 01/14/2030		660	715
Prosus NV, (Netherlands), Reg. S, 1.54%, 08/03/2028	EUR	100	118

			3,217

Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		2,100	2,075
4.46%, 07/23/2022		190	201
4.50%, 02/01/2024		115	128

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
4.80%, 03/01/2050		80	91
4.91%, 07/23/2025		1,545	1,786
5.38%, 05/01/2047		165	196
5.75%, 04/01/2048		80	100
6.38%, 10/23/2035		90	123
6.48%, 10/23/2045		60	81
Comcast Corp.,
1.50%, 02/15/2031		2,900	2,873
1.88%, 02/20/2036	GBP	100	133
2.35%, 01/15/2027		2,000	2,146
2.65%, 08/15/2062		70	67
3.60%, 03/01/2024		200	220
3.97%, 11/01/2047		220	263
4.05%, 11/01/2052		40	49
4.25%, 10/15/2030		120	147
4.60%, 10/15/2038		20	25
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,562
Discovery Communications LLC,
5.20%, 09/20/2047		1,100	1,333
5.30%, 05/15/2049		90	110
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	100	138
RELX Finance BV, (Netherlands), Reg. S, 0.00%, 03/18/2024	EUR	100	117
Sky Ltd., (United Kingdom), Reg. S, 2.50%, 09/15/2026	EUR	100	134
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	131
Time Warner Cable LLC,
4.50%, 09/15/2042		80	87
5.50%, 09/01/2041		800	969
ViacomCBS, Inc.,
3.70%, 08/15/2024		50	55
5.85%, 09/01/2043		1,100	1,395
Vivendi SA, (France), Reg. S, 1.13%, 12/11/2028	EUR	100	123
Wolters Kluwer NV, (Netherlands), Reg. S, 0.75%, 07/03/2030	EUR	200	239

			19,097

Telecommunications — 1.0%
AT&T, Inc.,
1.80%, 09/05/2026	EUR	100	126
1.80%, 09/14/2039	EUR	1,200	1,393
2.05%, 05/19/2032	EUR	1,200	1,526
3.00%, 06/30/2022		25	26
3.30%, 02/01/2052		90	85
3.50%, 06/01/2041		1,700	1,786
3.50%, 02/01/2061		100	95
3.55%, 09/15/2055 (e)		6	6
3.65%, 06/01/2051		1,800	1,816
3.80%, 03/01/2024		80	88
4.25%, 03/01/2027		20	23

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
4.25%, 06/01/2043	GBP	200	316
4.30%, 12/15/2042		50	57
4.45%, 04/01/2024		50	56
4.80%, 06/15/2044		40	48
4.85%, 03/01/2039		175	211
5.25%, 03/01/2037		60	75
Reg. S, 5.50%, 03/15/2027	GBP	100	161
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,536
Deutsche Telekom International Finance BV, (Netherlands),
3.60%, 01/19/2027 (e)		900	1,008
8.75%, 06/15/2030		140	218
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	120
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		2,000	2,154
Motorola Solutions, Inc.,
2.30%, 11/15/2030		120	119
4.00%, 09/01/2024		15	17
4.60%, 02/23/2028		1,375	1,606
4.60%, 05/23/2029		40	47
Orange SA, (France), Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,655
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	119
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	127
Telstra Corp. Ltd., (Australia), 3.13%, 04/07/2025 (e)		2,600	2,846
T-Mobile USA, Inc.,
1.50%, 02/15/2026 (e)		10	10
3.50%, 04/15/2025 (e)		2,525	2,771
3.75%, 04/15/2027 (e)		35	39
3.88%, 04/15/2030 (e)		2,590	2,939
4.38%, 04/15/2040 (e)		120	140
4.50%, 04/15/2050 (e)		255	306
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	100	121
0.88%, 03/19/2032	EUR	1,100	1,291
1.50%, 09/18/2030		40	40
2.50%, 04/08/2031	GBP	1,000	1,420
3.25%, 02/17/2026	EUR	200	273
3.38%, 02/15/2025		50	56
3.50%, 11/01/2024		200	221
4.13%, 08/15/2046		80	99
4.40%, 11/01/2034		100	125
4.50%, 08/10/2033		1,900	2,410
4.86%, 08/21/2046		170	232
5.25%, 03/16/2037		30	41

			32,000

Total Communications			54,314

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 1.2%
Airlines — 0.1%
Ryanair DAC, (Ireland), Reg. S, 2.88%, 09/15/2025	EUR	100	117
Southwest Airlines Co., 5.25%, 05/04/2025		1,630	1,795

			1,912

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	100	128
NIKE, Inc.,
3.25%, 03/27/2040		166	190
3.38%, 03/27/2050		33	38
VF Corp., 2.40%, 04/23/2025		25	27

			383

Auto Manufacturers — 0.8%
American Honda Finance Corp., 1.00%, 09/10/2025		6,900	6,900
BMW US Capital LLC,
3.80%, 04/06/2023 (e)		169	182
3.90%, 04/09/2025 (e)		1,100	1,229
Cummins, Inc., 2.60%, 09/01/2050		30	29
Daimler AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	18
Reg. S, 1.63%, 08/22/2023	EUR	20	24
Reg. S, 2.13%, 07/03/2037	EUR	25	34
Reg. S, 2.38%, 05/22/2030	EUR	100	133
Reg. S, 2.63%, 04/07/2025	EUR	35	45
Daimler Finance North America LLC, 2.55%, 08/15/2022 (e)		3,100	3,196
Daimler International Finance BV, (Netherlands), Reg. S, 0.63%, 02/27/2023	EUR	100	119
Ford Motor Credit Co. LLC, 3.37%, 11/17/2023		2,000	1,970
General Motors Co.,
5.20%, 04/01/2045		30	32
6.60%, 04/01/2036		520	633
General Motors Financial Co., Inc.,
1.70%, 08/18/2023		70	70
Reg. S, 2.20%, 04/01/2024	EUR	100	120
2.70%, 08/20/2027		1,450	1,440
2.75%, 06/20/2025		80	82
2.90%, 02/26/2025		45	46
3.45%, 04/10/2022		60	62
4.20%, 11/06/2021		200	206
5.20%, 03/20/2023		20	22
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	100	126
Nissan Motor Co. Ltd., (Japan), 2.65%, 03/17/2026 (e)	EUR	100	118
PACCAR Financial Europe BV, (Netherlands), Reg. S, 0.13%, 03/07/2022	EUR	100	117
RCI Banque SA, (France),
Reg. S, 0.25%, 03/08/2023	EUR	1,550	1,773
Reg. S, 1.38%, 03/08/2024	EUR	2,000	2,343
Volkswagen Bank GmbH, (Germany), Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,792

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Volkswagen Financial Services AG, (Germany),
Reg. S, 2.25%, 10/16/2026	EUR	10	13
Reg. S, 2.50%, 04/06/2023	EUR	15	18
Reg. S, 3.00%, 04/06/2025	EUR	20	26
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,972
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,353
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	60	75
Volvo Treasury AB, (Sweden), 1.63%, 05/26/2025	EUR	100	125

			27,443

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/2024		55	60
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	100	122
BorgWarner, Inc., 1.80%, 11/07/2022	EUR	100	120
Lear Corp.,
4.25%, 05/15/2029		30	33
5.25%, 05/15/2049		12	13
Magna International, Inc., (Canada),
1.90%, 11/24/2023	EUR	100	124
2.45%, 06/15/2030		1,000	1,053
4.15%, 10/01/2025		2,000	2,280

			3,805

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 4.40%, 03/15/2029		110	122
Whirlpool Finance Luxembourg Sarl, (Luxembourg), 1.10%, 11/09/2027	EUR	100	119

			241

Lodging — 0.0% (g)
Choice Hotels International, Inc.,
3.70%, 12/01/2029		185	196
3.70%, 01/15/2031		60	63
Las Vegas Sands Corp.,
2.90%, 06/25/2025		50	50
3.20%, 08/08/2024		20	20
3.50%, 08/18/2026		50	51
3.90%, 08/08/2029		130	130
Marriott International, Inc., Series GG, 3.50%, 10/15/2032		40	40

			550

Office Furnishings — 0.0% (g)
Steelcase, Inc., 5.13%, 01/18/2029		120	134

Retail — 0.2%
Advance Auto Parts, Inc., 1.75%, 10/01/2027		145	145
Alimentation Couche-Tard, Inc., (Canada), Reg. S, 1.88%, 05/06/2026	EUR	100	125
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,532
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,540

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Best Buy Co., Inc.,
1.95%, 10/01/2030		165	164
4.45%, 10/01/2028		275	326
Costco Wholesale Corp., 1.75%, 04/20/2032		137	141
Dollar General Corp.,
4.13%, 04/03/2050		160	190
4.15%, 11/01/2025		10	11
Home Depot, Inc. (The),
3.50%, 09/15/2056		75	88
4.20%, 04/01/2043		800	1,002
5.88%, 12/16/2036		90	136
Kohl’s Corp., 9.50%, 05/15/2025		10	12
Lowe’s Cos., Inc.,
4.55%, 04/05/2049		25	32
5.13%, 04/15/2050		45	62
Mitchells & Butlers Finance plc, (United Kingdom), Series A2, Reg. S, 5.57%, 12/15/2030	GBP	18	25
Next Group plc, (United Kingdom), Reg. S, 3.00%, 08/26/2025	GBP	100	134
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021		50	51
Walmart, Inc., 2.95%, 09/24/2049		25	28

			6,744

Textiles — 0.0% (g)
Mohawk Industries, Inc., 2.00%, 01/14/2022	EUR	100	115

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		25	26

Total Consumer Cyclical			41,353

Consumer Non-cyclical — 3.5%
Agriculture — 0.4%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	100	127
3.49%, 02/14/2022		30	31
3.88%, 09/16/2046		40	41
5.38%, 01/31/2044		65	81
5.95%, 02/14/2049		10	13
6.20%, 02/14/2059		25	34
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	120
2.79%, 09/06/2024		3,285	3,469
3.22%, 08/15/2024		100	107
3.73%, 09/25/2040		35	35
3.98%, 09/25/2050		40	40
4.76%, 09/06/2049		80	87
BAT International Finance plc, (United Kingdom),
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,683
7.25%, 03/12/2024	GBP	60	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
Bunge Ltd. Finance Corp.,
3.75%, 09/25/2027		30	33
4.35%, 03/15/2024		200	220
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,571
JT International Financial Services BV, (Netherlands), Reg. S, 1.13%, 09/28/2025	EUR	100	123
Philip Morris International, Inc.,
0.80%, 08/01/2031	EUR	100	116
4.25%, 11/10/2044		40	48
6.38%, 05/16/2038		155	230
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	100	117
Swedish Match AB, (Sweden), Reg. S, 0.88%, 02/26/2027	EUR	100	115

			11,534

Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,720	2,078
4.90%, 02/01/2046		1,100	1,356
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	14
Reg. S, 3.70%, 04/02/2040	EUR	800	1,197
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 01/23/2025		50	57
5.55%, 01/23/2049		50	67
Coca-Cola Co. (The), 2.95%, 03/25/2025		120	132
Constellation Brands, Inc., 3.70%, 12/06/2026		25	29
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	12
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	32	45
Keurig Dr Pepper, Inc.,
3.13%, 12/15/2023		90	97
4.06%, 05/25/2023		50	54
PepsiCo., Inc., 3.45%, 10/06/2046		115	133
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	100	123

			5,394

Biotechnology — 0.0% (g)
Amgen, Inc.,
1.90%, 02/21/2025		100	105
3.15%, 02/21/2040		100	106
3.38%, 02/21/2050		10	11
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		1,055	1,033
2.80%, 09/15/2050		135	127

			1,382

Commercial Services — 0.9%
ALD SA, (France), Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,986
Amadeus IT Group SA, (Spain),
Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,340
Reg. S, 1.88%, 09/24/2028	EUR	100	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
American University (The), Series 2019, 3.67%, 04/01/2049		30	34
Automatic Data Processing, Inc., 1.25%, 09/01/2030		1,500	1,480
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/2050		1,400	1,525
Central Nippon Expressway Co. Ltd., (Japan), Series 65, 0.03%, 07/14/2021	JPY	100,000	948
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	120
Duke University, Series 2020, 2.68%, 10/01/2044		20	21
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	945
Edenred, (France), Reg. S, 1.88%, 03/06/2026	EUR	100	126
Equifax, Inc.,
2.60%, 12/15/2025		110	117
3.10%, 05/15/2030		1,830	1,994
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,363
3.85%, 11/15/2024 (e)		160	176
4.50%, 02/15/2045 (e)		400	474
7.00%, 10/15/2037 (e)		800	1,156
Experian Finance plc, (United Kingdom), Reg. S, 1.38%, 06/25/2026	EUR	100	124
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	37
Holding d’Infrastructures de Transport SASU, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,900	2,384
IHS Markit Ltd., (Bermuda),
3.63%, 05/01/2024		60	65
4.13%, 08/01/2023		20	22
4.25%, 05/01/2029		40	46
4.75%, 08/01/2028		50	59
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	636
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	835
4.68%, 07/01/2114		500	722
Series F, 2.99%, 07/01/2050		20	23
Moody’s Corp.,
1.75%, 03/09/2027	EUR	100	129
2.55%, 08/18/2060		20	18
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	10
PayPal Holdings, Inc.,
2.40%, 10/01/2024		50	53
2.65%, 10/01/2026		90	98
3.25%, 06/01/2050		35	39
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	10
RELX Capital, Inc., 3.50%, 03/16/2023		1,300	1,383
Rentokil Initial plc, (United Kingdom),
Reg. S, 0.88%, 05/30/2026	EUR	100	120
Reg. S, 0.95%, 11/22/2024	EUR	100	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
S&P Global, Inc.,
1.25%, 08/15/2030		2,110	2,076
2.30%, 08/15/2060		95	86
3.25%, 12/01/2049		20	23
Transurban Finance Co. Pty Ltd., (Australia), Reg. S, 3.00%, 04/08/2030	EUR	100	134
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/2050		20	21
University of Southern California, 2.81%, 10/01/2050		20	21
Verisk Analytics, Inc.,
3.63%, 05/15/2050		40	45
5.50%, 06/15/2045		123	171
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,915
William Marsh Rice University, 3.57%, 05/15/2045		90	108

			29,454

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 0.50%, 03/06/2026	EUR	100	121
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	65
3.13%, 12/01/2049		20	22
Procter & Gamble Co. (The),
3.55%, 03/25/2040		10	12
3.60%, 03/25/2050		130	165
4.88%, 05/11/2027	EUR	100	156
Unilever NV, (Netherlands), Reg. S, 1.13%, 02/12/2027	EUR	100	126
Unilever plc, (United Kingdom), Reg. S, 1.50%, 06/11/2039	EUR	100	135

			802

Food — 0.3%
Campbell Soup Co.,
3.13%, 04/24/2050		15	15
4.80%, 03/15/2048		50	64
Conagra Brands, Inc.,
5.30%, 11/01/2038		10	13
5.40%, 11/01/2048		55	75
General Mills, Inc., 2.88%, 04/15/2030		100	110
Hershey Co. (The), 2.65%, 06/01/2050		10	10
Hormel Foods Corp., 1.80%, 06/11/2030		450	465
Kroger Co. (The), 3.95%, 01/15/2050		5	6
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	1,200
McCormick & Co., Inc.,
2.70%, 08/15/2022		120	125
3.15%, 08/15/2024		150	163
4.20%, 08/15/2047		5	6
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	116
Mondelez International, Inc.,
1.88%, 10/15/2032		1,300	1,297
2.13%, 04/13/2023		90	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Nestle Holdings, Inc., 1.25%, 09/15/2030 (e)		2,550	2,529
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,789
Reg. S, 1.38%, 10/24/2023	EUR	100	121

			8,197

Healthcare - Products — 0.3%
Baxter International, Inc., 3.75%, 10/01/2025 (e)		80	91
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	100	120
Boston Scientific Corp., 3.45%, 03/01/2024		100	108
Danaher Corp., 2.50%, 03/30/2030	EUR	200	272
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	1,600	1,869
1.80%, 09/18/2049	EUR	700	825
Edwards Lifesciences Corp., 4.30%, 06/15/2028		135	162
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	100	117
1.63%, 10/15/2050	EUR	1,000	1,191
1.75%, 07/02/2049	EUR	900	1,107
Stryker Corp., 1.00%, 12/03/2031	EUR	1,400	1,665
Thermo Fisher Scientific, Inc.,
1.75%, 04/15/2027	EUR	100	127
1.88%, 10/01/2049	EUR	900	1,062
2.38%, 04/15/2032	EUR	100	136
4.10%, 08/15/2047		140	179
4.13%, 03/25/2025		70	80
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	100	118
3.55%, 03/20/2030		150	168
3.70%, 03/19/2023		100	107
4.45%, 08/15/2045		10	11

			9,515

Healthcare - Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	39
Aetna, Inc., 2.80%, 06/15/2023		30	32
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	48
Anthem, Inc.,
3.35%, 12/01/2024		100	110
4.10%, 03/01/2028		2,900	3,372
Ascension Health, 3.95%, 11/15/2046		70	87
City of Hope, Series 2013, 5.62%, 11/15/2043		35	49
Fresenius Medical Care AG & Co. KGaA, (Germany), Reg. S, 1.50%, 07/11/2025	EUR	100	124
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,316
Series 2020, 2.88%, 09/01/2050		35	34

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
HCA, Inc.,
5.00%, 03/15/2024		1,383	1,549
5.13%, 06/15/2039		700	850
5.25%, 06/15/2026		40	47
5.25%, 06/15/2049		80	98
5.50%, 06/15/2047		30	37
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,434
Humana, Inc.,
2.90%, 12/15/2022		50	52
3.85%, 10/01/2024		50	55
3.95%, 08/15/2049		92	110
4.63%, 12/01/2042		30	38
4.80%, 03/15/2047		30	39
4.88%, 04/01/2030		6	8
4.95%, 10/01/2044		130	172
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	100	126
Mayo Clinic,
3.77%, 11/15/2043		30	36
Series 2013, 4.00%, 11/15/2047		25	31
Memorial Health Services, 3.45%, 11/01/2049		10	11
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	64
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,501
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	1,039
4.02%, 08/01/2045		20	25
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	29
OhioHealth Corp., Series 2020, 3.04%, 11/15/2050		35	38
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	168
2.90%, 05/15/2050		140	147
3.13%, 05/15/2060		140	150
3.70%, 08/15/2049		1,100	1,316
3.75%, 07/15/2025		20	23
3.88%, 12/15/2028		30	36
3.88%, 08/15/2059		50	61
4.25%, 03/15/2043		120	152

			14,653

Household Products/Wares — 0.0% (g)
Avery Dennison Corp., 1.25%, 03/03/2025	EUR	100	121
Clorox Co. (The), 1.80%, 05/15/2030		190	196
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	50
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	100	134

			501

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 1.0%
AbbVie, Inc.,
2.60%, 11/21/2024 (e)		190	201
3.20%, 11/21/2029 (e)		4,960	5,465
4.05%, 11/21/2039 (e)		105	121
4.25%, 11/21/2049 (e)		1,475	1,751
4.70%, 05/14/2045		65	80
AmerisourceBergen Corp.,
2.80%, 05/15/2030		100	107
3.25%, 03/01/2025		40	44
4.25%, 03/01/2045		10	11
4.30%, 12/15/2047		5	6
AstraZeneca plc, (United Kingdom),
0.70%, 04/08/2026		1,620	1,599
4.38%, 08/17/2048		20	26
Bayer AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.55%), 3.75%, 07/01/2074 (aa)	EUR	25	30
Becton Dickinson and Co., 2.89%, 06/06/2022		20	21
Bristol-Myers Squibb Co.,
3.40%, 07/26/2029		3,340	3,890
3.88%, 08/15/2025		50	57
4.55%, 02/20/2048		10	14
Cardinal Health, Inc.,
2.62%, 06/15/2022		40	41
3.08%, 06/15/2024		10	11
Cigna Corp.,
2.40%, 03/15/2030		75	78
3.05%, 11/30/2022		160	168
3.40%, 03/01/2027		2,800	3,140
4.90%, 12/15/2048		800	1,038
CVS Health Corp.,
1.30%, 08/21/2027		40	39
2.63%, 08/15/2024		60	64
3.70%, 03/09/2023		100	107
4.10%, 03/25/2025		13	15
4.13%, 04/01/2040		1,200	1,367
4.30%, 03/25/2028		1,500	1,756
4.78%, 03/25/2038		75	91
5.05%, 03/25/2048		1,200	1,532
Eli Lilly and Co., 4.15%, 03/15/2059		15	19
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	1,220
Reg. S, 5.25%, 04/10/2042	GBP	50	106
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/2038		35	54
Johnson & Johnson,
2.10%, 09/01/2040		10	10
2.25%, 09/01/2050		30	30
2.45%, 09/01/2060		40	41
3.40%, 01/15/2038		110	129
3.55%, 03/01/2036		15	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	100	130
2.35%, 06/24/2040		50	51
3.70%, 02/10/2045		60	72
4.00%, 03/07/2049		45	57
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	100	117
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	100	117
Mylan NV, (Netherlands), 3.95%, 06/15/2026		30	34
Mylan, Inc., 5.20%, 04/15/2048		30	37
Novartis Capital Corp., 2.75%, 08/14/2050		86	92
Pfizer, Inc.,
2.70%, 05/28/2050		10	10
4.30%, 06/15/2043		45	58
Sanofi, (France),
Reg. S, 1.50%, 04/01/2030	EUR	100	132
Reg. S, 2.50%, 11/14/2023	EUR	100	127
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,405
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,708
Upjohn, Inc.,
3.85%, 06/22/2040 (e)		2,220	2,398
4.00%, 06/22/2050 (e)		30	32
Zoetis, Inc.,
3.90%, 08/20/2028		40	47
4.70%, 02/01/2043		100	132

			31,253

Total Consumer Non-cyclical			112,685

Energy — 1.7%
Oil & Gas — 0.8%
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.83%, 09/08/2025	GBP	100	136
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,569
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		10	11
4.95%, 06/01/2047		10	11
6.25%, 03/15/2038		10	12
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	120
Chevron Corp., 2.24%, 05/11/2030		80	85
Chevron USA, Inc., 1.02%, 08/12/2027		3,000	3,002
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		40	59
Concho Resources, Inc., 2.40%, 02/15/2031		2,100	1,989
Diamondback Energy, Inc., 2.88%, 12/01/2024		3,100	3,139
Equinor ASA, (Norway),
1.75%, 01/22/2026		200	208

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
2.38%, 05/22/2030		60	64
3.25%, 11/18/2049		20	21
3.63%, 04/06/2040		1,800	2,050
3.70%, 04/06/2050		15	17
Reg. S, 6.88%, 03/11/2031	GBP	50	100
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,353
0.84%, 06/26/2032	EUR	100	116
1.41%, 06/26/2039	EUR	700	809
Hess Corp.,
3.50%, 07/15/2024		10	10
5.60%, 02/15/2041		85	92
5.80%, 04/01/2047		30	33
Husky Energy, Inc., (Canada), 4.40%, 04/15/2029		3,700	3,860
Noble Energy, Inc., 5.25%, 11/15/2043		75	99
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 0.71%, 02/15/2024 (aa)		1,050	1,041
1.95%, 12/20/2022		2,000	2,021
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,500	1,407
TOTAL SE, (France), Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	2,556

			27,000

Oil & Gas Services — 0.0% (g)
Halliburton Co.,
3.50%, 08/01/2023		60	63
5.00%, 11/15/2045		35	36
National Oilwell Varco, Inc.,
3.60%, 12/01/2029		10	10
3.95%, 12/01/2042		30	27
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		80	81

			217

Pipelines — 0.9%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029 (e)		275	286
5.88%, 03/31/2025		115	131
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,488
Enbridge, Inc., (Canada),
2.90%, 07/15/2022		20	21
4.00%, 10/01/2023		100	108
4.00%, 11/15/2049		65	69
Energy Transfer Operating LP,
4.05%, 03/15/2025		100	105
4.20%, 04/15/2027		5,800	6,001
Enterprise Products Operating LLC,
3.50%, 02/01/2022		125	130
4.20%, 01/31/2050		40	42
5.10%, 02/15/2045		1,700	1,979
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	534

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Kinder Morgan Energy Partners LP, 4.30%, 05/01/2024		3,200	3,529
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	961
5.00%, 03/01/2026		10	12
MPLX LP,
2.65%, 08/15/2030		1,500	1,464
4.70%, 04/15/2048		1,200	1,218
4.88%, 06/01/2025		2,300	2,603
ONEOK Partners LP, 4.90%, 03/15/2025		80	88
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	986
2.75%, 09/01/2024		10	10
3.40%, 09/01/2029		60	59
4.45%, 09/01/2049		2,400	2,136
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	63
5.15%, 06/01/2042		1,600	1,510
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028		130	141
4.50%, 05/15/2030 (e)		60	68
5.88%, 06/30/2026		70	83
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/2047		100	94
TransCanada PipeLines Ltd., (Canada),
4.25%, 05/15/2028		25	29
4.63%, 03/01/2034		10	12
4.88%, 05/15/2048		30	37
5.10%, 03/15/2049		60	76
6.20%, 10/15/2037		10	14
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030 (e)		80	87
4.00%, 03/15/2028		20	22
Valero Energy Partners LP, 4.38%, 12/15/2026		1,736	1,947
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,910	2,078
4.50%, 11/15/2023		80	87
5.10%, 09/15/2045		125	140

			30,448

Total Energy			57,665

Financial — 8.9%
Banks — 6.0%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,899
Reg. S, 0.88%, 01/14/2026	EUR	100	125
Reg. S, 1.25%, 01/10/2033	EUR	100	137
Reg. S, 1.45%, 04/12/2038	EUR	100	147
Reg. S, 1.50%, 09/30/2030	EUR	100	138
3.50%, 09/21/2022	EUR	200	253

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	120
AMCO - Asset Management Co. SpA, (Italy), Reg. S, 1.38%, 01/27/2025	EUR	100	119
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	119
ASB Finance Ltd., (New Zealand), Reg. S, 0.63%, 10/18/2024	EUR	100	122
Australia & New Zealand Banking Group Ltd., (Australia), 0.25%, 11/29/2022	EUR	100	119
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 2.00%, 01/29/2024	EUR	100	125
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	130
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, 0.75%, 01/20/2022	EUR	100	119
0.88%, 09/18/2023		200	200
Reg. S, 0.88%, 11/22/2026	EUR	100	126
Banco BPM SpA, (Italy), Reg. S, 0.75%, 03/31/2022	EUR	200	238
Banco Comercial Portugues SA, (Portugal), Reg. S, 0.75%, 05/31/2022	EUR	100	119
Banco de Sabadell SA, (Spain),
Reg. S, 0.88%, 03/05/2023	EUR	1,300	1,536
Reg. S, 1.00%, 04/26/2027	EUR	100	127
Reg. S, 1.63%, 03/07/2024	EUR	1,200	1,446
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	122
Banco Santander SA, (Spain),
0.10%, 02/27/2032	EUR	200	240
Reg. S, 0.75%, 09/09/2022	EUR	100	120
Reg. S, 1.00%, 04/07/2025	EUR	200	248
Reg. S, 1.38%, 01/05/2026	EUR	100	122
3.49%, 05/28/2030		2,000	2,181
3.80%, 02/23/2028		200	220
3.85%, 04/12/2023		200	213
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	100	119
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		30	30
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.38%, 05/09/2030 (aa)	EUR	100	124
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (aa)		20	21
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		290	305
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,870	1,909
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)		250	259
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (aa)		3,300	3,564
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	262
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	11
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)		25	26
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	389
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	27
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 3.67%), 3.65%, 03/31/2029 (aa)	EUR	900	1,286
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	130
4.00%, 01/22/2025		4,200	4,679
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		170	202
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		65	83
Reg. S, 7.00%, 07/31/2028	GBP	50	92
Bank of Montreal, (Canada),
Reg. S, 0.10%, 10/20/2023	EUR	100	119
1.85%, 05/01/2025		120	125
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	120
Reg. S, 0.25%, 09/28/2022	EUR	100	119
Reg. S, 0.38%, 10/23/2023	EUR	100	120
Bankia SA, (Spain), Reg. S, 1.00%, 09/25/2025	EUR	300	374
Bankinter SA, (Spain), Reg. S, 0.88%, 08/03/2022	EUR	100	120
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.75%, 06/15/2023	EUR	100	120
Reg. S, 1.25%, 06/03/2030	EUR	100	123
Barclays Bank plc, (United Kingdom), 5.75%, 09/14/2026	GBP	40	62
Barclays plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	1,978
(ICE LIBOR USD 3 Month + 2.45%), 2.85%, 05/07/2026 (aa)		1,200	1,248
4.34%, 01/10/2028		1,800	2,004
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		900	942
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	112
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 0.01%, 01/21/2028	EUR	100	120
Bayerische Landesbank, (Germany), Reg. S, 0.25%, 01/14/2025	EUR	100	121
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	121
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	120
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	121
BNP Paribas SA, (France),
Reg. S, 1.13%, 01/15/2023	EUR	130	157
Reg. S, 1.38%, 05/28/2029	EUR	100	125
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	1,100
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 2.38%, 11/20/2030 (aa)	EUR	100	125
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (e) (aa)		3,000	3,161
Reg. S, 2.88%, 10/01/2026	EUR	100	131
Reg. S, 3.38%, 01/23/2026	GBP	2,300	3,260
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	2,100	2,481
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,522
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
4.63%, 07/11/2024 (e)		1,800	1,976
BPER Banca, (Italy), Reg. S, 0.88%, 01/22/2022	EUR	100	119
Caisse Centrale du Credit Immobilier de France SA, (France),
Reg. S, 0.00%, 01/17/2024	EUR	200	237
Reg. S, 0.13%, 10/26/2022	EUR	400	474
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal), Reg. S, 0.13%, 11/14/2024	EUR	100	118
CaixaBank SA, (Spain),
Reg. S, 1.25%, 01/11/2027	EUR	200	257
Reg. S, (EUR Swap Rate 5 Year + 1.68%), 2.25%, 04/17/2030 (aa)	EUR	1,100	1,302
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.04%, 07/09/2027	EUR	100	119
Reg. S, 0.10%, 10/24/2023	CHF	50	55
0.95%, 06/23/2023		80	81
3.10%, 04/02/2024		25	27
Cie de Financement Foncier SA, (France),
Reg. S, 0.23%, 09/14/2026	EUR	100	121
Reg. S, 0.25%, 03/16/2022	EUR	200	237
Reg. S, 0.25%, 04/11/2023	EUR	100	119
Reg. S, 0.50%, 09/04/2024	EUR	100	122
Reg. S, 0.75%, 05/29/2026	EUR	100	125
Reg. S, 3.88%, 04/25/2055	EUR	45	110
Citigroup, Inc.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,500	4,306
Reg. S, 1.63%, 03/21/2028	EUR	100	127
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		25	26
(United States SOFR + 0.87%), 2.31%, 11/04/2022 (aa)		150	153
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,773
2.75%, 04/25/2022		25	26
(United States SOFR + 2.75%), 3.11%, 04/08/2026 (aa)		155	168
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		190	196
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	70
3.38%, 03/01/2023		150	160
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	75
4.40%, 06/10/2025		3,500	3,949
(United States SOFR + 3.91%), 4.41%, 03/31/2031 (aa)		75	90
4.65%, 07/23/2048		125	165
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	158
Commerzbank AG, (Germany),
0.01%, 03/11/2030	EUR	100	120
0.50%, 06/09/2026	EUR	100	123
2.00%, 11/27/2023	EUR	100	126
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.88%, 02/19/2029	EUR	100	127
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,000	1,208

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.00%, 05/03/2022	EUR	100	124
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	120
Reg. S, 0.63%, 04/26/2026	EUR	100	124
Reg. S, 0.88%, 02/08/2028	EUR	100	128
Reg. S, 1.38%, 02/03/2027	EUR	25	32
Reg. S, 2.38%, 05/22/2023	EUR	30	38
4.38%, 08/04/2025		250	283
5.25%, 05/23/2041	GBP	50	107
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.25%, 09/30/2024	EUR	100	120
Reg. S, 0.25%, 01/17/2028	EUR	100	121
Reg. S, 0.88%, 01/31/2022	EUR	100	119
Credit Agricole SA, (France),
Reg. S, 1.75%, 03/05/2029	EUR	100	129
Reg. S, 2.38%, 05/20/2024	EUR	100	128
3.75%, 04/24/2023 (e)		2,200	2,357
Credit Suisse AG, (Switzerland), Reg. S, 1.00%, 06/07/2023	EUR	100	121
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	100	121
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		3,850	4,020
(United States SOFR + 3.73%), 4.19%, 04/01/2031 (e) (aa)		2,000	2,309
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	100	117
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		3,350	3,353
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,618
Reg. S, 3.75%, 06/23/2022	EUR	50	63
Danske Hypotek AB, (Sweden), Series 2212, Reg. S, 1.00%, 12/21/2022	SEK	2,000	228
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	128
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	120
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	91
Reg. S, 0.25%, 03/08/2024	EUR	100	120
Reg. S, 1.13%, 03/17/2025	EUR	100	117
(United States SOFR + 2.16%), 2.22%, 09/18/2024 (aa)		585	589
3.95%, 02/27/2023		2,700	2,831
Deutsche Hypothekenbank AG, (Germany),
Reg. S, 0.13%, 11/23/2023	EUR	100	119
Reg. S, 0.50%, 06/29/2026	EUR	50	62
Deutsche Kreditbank AG, (Germany), Reg. S, 0.01%, 11/07/2029	EUR	50	60
Deutsche Pfandbriefbank AG, (Germany), 0.63%, 08/30/2027	EUR	100	125
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	356
Reg. S, 0.01%, 01/22/2027	EUR	200	237

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.63%, 01/17/2026	EUR	600	735
Reg. S, 1.25%, 11/26/2024	EUR	700	873
Discover Bank, 3.45%, 07/27/2026		1,200	1,314
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.25%, 01/23/2023	EUR	200	239
Reg. S, 0.38%, 11/20/2024	EUR	100	121
Reg. S, 1.88%, 11/21/2022	EUR	100	123
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	120
Reg. S, 0.63%, 10/27/2023	EUR	200	242
Reg. S, 0.88%, 04/17/2034	EUR	100	132
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	121
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	121
Reg. S, 0.63%, 01/19/2023	EUR	100	120
Reg. S, 0.75%, 02/05/2025	EUR	100	123
Goldman Sachs Group, Inc. (The),
Reg. S, 0.88%, 01/21/2030	EUR	150	178
Reg. S, 1.38%, 05/15/2024	EUR	50	60
2.60%, 02/07/2030		130	137
3.00%, 04/26/2022		160	162
Reg. S, 3.13%, 07/25/2029	GBP	50	73
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,706
Reg. S, 3.38%, 03/27/2025	EUR	100	133
3.50%, 04/01/2025		115	127
3.80%, 03/15/2030		3,200	3,709
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		280	325
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/2039 (aa)		85	104
4.75%, 10/21/2045		190	250
6.75%, 10/01/2037		50	73
Hamburg Commercial Bank AG, (Germany), Reg. S, 0.25%, 04/25/2022	EUR	100	118
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	991
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	25	45
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	996
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,378
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	214
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	1,005
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/2026 (aa)		200	223
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	127
Reg. S, 1.88%, 05/22/2023	EUR	100	125
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	120
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,744

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 2.00%, 09/20/2028	EUR	100	133
(EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	100	124
4.10%, 10/02/2023		200	219
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.63%, 03/23/2023	EUR	100	120
Reg. S, 2.13%, 05/26/2025	EUR	200	249
Reg. S, 3.38%, 01/24/2025	EUR	100	136
Series XR, 3.25%, 09/23/2024 (e)		2,900	3,062
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	118
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	119
Kookmin Bank, (South Korea), Reg. S, 0.05%, 07/15/2025	EUR	100	118
Kreditanstalt fuer Wiederaufbau, (Germany),
0.00%, 04/28/2022	EUR	390	462
Reg. S, 0.00%, 06/30/2023	EUR	880	1,050
Reg. S, 0.00%, 02/18/2025	EUR	120	144
Reg. S, 0.00%, 03/31/2027	EUR	500	606
Reg. S, 0.01%, 05/05/2027	EUR	520	631
Reg. S, 0.05%, 09/29/2034	EUR	280	336
0.13%, 06/07/2023	EUR	850	1,017
0.25%, 09/15/2025	EUR	1,100	1,343
0.38%, 07/18/2025		200	200
Reg. S, 0.38%, 04/23/2030	EUR	360	451
Reg. S, 0.50%, 09/28/2026	EUR	520	648
0.50%, 09/15/2027	EUR	500	627
Reg. S, 0.88%, 07/04/2039	EUR	40	54
Reg. S, 1.13%, 06/15/2037	EUR	340	472
Reg. S, 1.38%, 12/15/2025	GBP	100	137
Reg. S, 1.38%, 07/31/2035	EUR	202	287
2.00%, 05/02/2025		195	209
2.13%, 08/15/2023	EUR	1,100	1,392
2.38%, 12/29/2022		215	225
2.50%, 01/17/2022	EUR	150	183
4.70%, 06/02/2037	CAD	100	105
Reg. S, 4.88%, 03/15/2037	GBP	100	209
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	126
La Banque Postale SA, (France), Reg. S, 0.25%, 07/12/2026	EUR	200	237
Landesbank Baden-Wuerttemberg, (Germany),
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	118
Reg. S, 0.38%, 02/18/2027	EUR	200	235
Reg. S, 0.50%, 08/04/2022	EUR	100	119
Reg. S, 0.88%, 09/15/2025	EUR	100	125
Landesbank Hessen-Thueringen Girozentrale, (Germany), Reg. S, 0.63%, 01/12/2027	EUR	200	249
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 11/27/2029	EUR	270	326
Reg. S, 0.05%, 06/12/2023	EUR	270	322
Reg. S, 0.25%, 08/29/2025	EUR	300	365

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 02/14/2028	EUR	140	174
Reg. S, 0.63%, 02/20/2030	EUR	140	178
Lansforsakringar Hypotek AB, (Sweden),
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	116
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	71
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400	48
Series 515, Reg. S, 2.25%, 09/21/2022	SEK	700	81
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	120
Reg. S, 0.25%, 03/25/2024	EUR	100	119
Reg. S, 4.88%, 03/30/2027	GBP	100	164
Lloyds Banking Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.50%, 11/12/2025 (aa)	EUR	2,400	2,800
3.90%, 03/12/2024		2,500	2,716
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	100	116
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	126
Mitsubishi UFJ Financial Group, Inc., (Japan),
2.05%, 07/17/2030		200	202
3.76%, 07/26/2023		2,950	3,194
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 1.51%), 2.20%, 07/10/2031 (aa)		620	628
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	3,119
(ICE LIBOR USD 3 Month + 0.98%), 2.84%, 07/16/2025 (aa)		200	212
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	100	119
(ICE LIBOR EUR 3 Month + 0.83%), 1.34%, 10/23/2026 (aa)	EUR	100	123
1.88%, 04/27/2027	EUR	100	128
2.63%, 03/09/2027	GBP	100	141
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		4,180	4,452
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		115	124
3.75%, 02/25/2023		120	129
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		270	320
4.00%, 07/23/2025		15	17
4.10%, 05/22/2023		2,700	2,925
4.30%, 01/27/2045		120	152
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	12
4.88%, 11/01/2022		90	97
5.00%, 11/24/2025		140	164
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.13%, 09/05/2035	EUR	100	119
Reg. S, 1.50%, 06/25/2024	EUR	100	126
Reg. S, 2.50%, 07/04/2028	EUR	100	143
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 03/28/2022	EUR	100	118
Reg. S, 0.75%, 01/30/2026	EUR	100	124

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	123
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	119
Natwest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,453
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	122
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	2,052
NIBC Bank NV, (Netherlands), Reg. S, 0.63%, 06/01/2026	EUR	100	123
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	118
Norddeutsche Landesbank-Girozentrale, (Germany), 0.25%, 10/28/2026	EUR	20	24
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	100	120
3.75%, 08/30/2023 (e)		1,900	2,049
Nordea Hypotek AB, (Sweden),
Series 5531, Reg. S, 1.00%, 04/08/2022	SEK	1,200	136
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	1,500	173
Series 5535, 1.00%, 09/17/2025	SEK	800	93
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	197
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	121
Reg. S, 0.63%, 10/19/2022	EUR	200	240
NRW Bank, (Germany),
0.10%, 07/09/2035	EUR	100	118
Reg. S, 0.25%, 03/10/2025	EUR	120	145
Reg. S, 0.50%, 05/26/2025	EUR	320	392
Reg. S, 0.75%, 06/30/2028	EUR	260	330
1.20%, 03/28/2039	EUR	100	140
Nykredit Realkredit A/S, (Denmark),
Series 13H, Reg. S, 1.00%, 01/01/2022	DKK	800	128
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	200	33
Series 13H, 1.00%, 01/01/2027	DKK	100	17
Series 13H, 2.00%, 01/01/2025	DKK	100	17
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	179
Reg. S, 0.25%, 09/26/2024	EUR	300	362
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100	120
Reg. S, 0.63%, 02/15/2029	EUR	100	127
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Series 642, Reg. S, 0.00%, 02/14/2022	CHF	175	192
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	100	110
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	50	55
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	50	55
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	55
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	220

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.00%, 02/26/2030	CHF	700	767
Series SEP, Reg. S, 0.00%, 05/10/2045	CHF	50	54
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	125	134
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	300	330
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	300	331
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	992
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	55
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 10/01/2026	EUR	100	119
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), 0.63%, 08/28/2026	EUR	100	124
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 0.88%, 07/12/2028	EUR	100	128
Royal Bank of Canada, (Canada),
Reg. S, 0.25%, 01/29/2024	EUR	100	120
Reg. S, 0.63%, 09/10/2025	EUR	100	123
1.15%, 06/10/2025		260	264
2.25%, 11/01/2024		25	26
Santander Consumer Bank A/S, (Norway), Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,379
Santander Holdings USA, Inc., 3.45%, 06/02/2025		80	86
Santander UK Group Holdings plc, (United Kingdom), 3.57%, 01/10/2023		200	207
Santander UK plc, (United Kingdom),
Series 61, Reg. S, 0.25%, 04/21/2022	EUR	100	118
Reg. S, 1.25%, 09/18/2024	EUR	100	125
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	200	236
Reg. S, 0.63%, 01/30/2023	EUR	100	120
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	230
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	232
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	63
Societe Generale SA, (France),
Reg. S, 0.75%, 01/25/2027	EUR	2,200	2,569
Reg. S, 1.13%, 01/23/2025	EUR	100	120
2.63%, 01/22/2025 (e)		2,100	2,167
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	120
Reg. S, 0.38%, 06/26/2024	EUR	100	121
Reg. S, 1.00%, 01/30/2029	EUR	100	129
SR-Boligkreditt A/S, (Norway), Reg. S, 0.75%, 10/17/2025	EUR	100	124
Stadshypotek AB, (Sweden),
Reg. S, 0.38%, 02/22/2023	EUR	200	240
Series 1587, Reg. S, 1.50%, 06/01/2023	SEK	2,000	232
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	234
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	236
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	1,000	126
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		1,800	1,865

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.55%, 11/06/2023	EUR	100	120
Sumitomo Mitsui Financial Group, Inc., (Japan),
2.13%, 07/08/2030		200	203
2.45%, 09/27/2024		200	211
2.70%, 07/16/2024		3,700	3,937
2.78%, 07/12/2022		25	26
2.85%, 01/11/2022		60	62
3.75%, 07/19/2023		20	22
3.94%, 10/16/2023		120	131
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.50%, 03/21/2023	EUR	100	119
Reg. S, 0.50%, 02/18/2030	EUR	100	118
Sveriges Sakerstallda Obligationer AB, (Sweden),
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	227
Reg. S, 0.63%, 10/30/2025	EUR	100	123
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	230
Swedbank AB, (Sweden), Reg. S, 1.00%, 06/01/2022	EUR	100	119
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	120
Series 191, Reg. S, 1.00%, 06/15/2022	SEK	2,700	307
Series 192, Reg. S, 1.00%, 03/15/2023	SEK	1,000	114
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	58
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	127
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	500	58
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	120
Reg. S, 0.38%, 04/27/2023	EUR	100	120
2.65%, 06/12/2024		50	53
3.25%, 03/11/2024		20	22
Truist Financial Corp.,
1.20%, 08/05/2025		160	163
3.05%, 06/20/2022		88	92
3.88%, 03/19/2029		1,400	1,606
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	243
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,900	4,045
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	60
Reg. S, 0.25%, 01/15/2032	EUR	50	61
Reg. S, 0.85%, 05/22/2034	EUR	50	66
Reg. S, 0.88%, 01/11/2029	EUR	100	128
UniCredit Bank Austria AG, (Austria),
Reg. S, 0.05%, 09/21/2035	EUR	100	118
Reg. S, 0.75%, 09/08/2022	EUR	100	120
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.25%, 06/16/2026 (aa)	EUR	200	237
6.57%, 01/14/2022 (e)		700	743
Unione di Banche Italiane SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	121
Reg. S, 1.00%, 01/27/2023	EUR	100	121
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	54
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	119
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,484
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (aa)		400	419
2.63%, 07/22/2022		25	26
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	2,066
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,735
3.75%, 01/24/2024		65	71
4.75%, 12/07/2046		45	56
Westpac Banking Corp., (Australia), Reg. S, 0.38%, 04/02/2026	EUR	100	121
Westpac Securities NZ Ltd., (New Zealand), Reg. S, 0.25%, 04/06/2022	EUR	100	118
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	128

			196,077

Diversified Financial Services — 0.6%
Aareal Bank AG, (Germany), Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	119
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	155
Affiliated Managers Group, Inc., 3.50%, 08/01/2025		20	22
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	172
Air Lease Corp.,
2.63%, 07/01/2022		140	142
3.38%, 07/01/2025		20	20
3.50%, 01/15/2022		20	21
Ally Financial, Inc., 3.05%, 06/05/2023		40	42
American Express Co., 3.40%, 02/22/2024		20	22
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	200	241
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	100
AXA Bank Europe SCF, (France), Reg. S, 0.50%, 04/18/2025	EUR	200	244
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	118
Ayt Cedulas Cajas Global, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	128
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	139
BPCE SFH SA, (France),
Reg. S, 0.01%, 05/27/2030	EUR	100	119
Reg. S, 0.63%, 09/22/2027	EUR	100	125
Reg. S, 0.75%, 09/02/2025	EUR	100	124

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 2.38%, 11/29/2023	EUR	200	256
Reg. S, 4.00%, 03/23/2022	EUR	100	125
Brookfield Finance LLC, 3.45%, 04/15/2050		65	64
Brookfield Finance, Inc., (Canada), 4.00%, 04/01/2024		40	44
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	120
Reg. S, 0.13%, 04/30/2027	EUR	100	121
Reg. S, 2.38%, 03/05/2024	CHF	50	59
3.30%, 09/23/2022	EUR	100	126
3.90%, 10/20/2023	EUR	100	133
Capital One Financial Corp., 0.80%, 06/12/2024	EUR	100	117
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	140
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.13%, 12/16/2024	EUR	100	120
Reg. S, 0.38%, 09/30/2024	EUR	100	121
0.50%, 02/19/2026	EUR	100	123
Reg. S, 0.63%, 11/28/2022	EUR	100	120
0.88%, 08/11/2028	EUR	200	256
0.88%, 05/06/2034	EUR	100	131
Credit Agricole Public Sector SCF SA, (France), 0.88%, 08/02/2027	EUR	100	127
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/21/2022	EUR	100	119
Reg. S, 1.00%, 01/30/2029	EUR	100	129
Reg. S, 4.13%, 01/19/2024	EUR	100	135
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	27
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	118
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	48
FCA Bank SpA, (Italy), Reg. S, 0.25%, 02/28/2023	EUR	3,000	3,499
GE Capital Funding LLC, 3.45%, 05/15/2025 (e)		200	215
GE Capital International Funding Co. Unlimited Co., (Ireland), 3.37%, 11/15/2025		200	214
Harbour Funding plc, (United Kingdom), 5.28%, 03/31/2034	GBP	25	45
Intercontinental Exchange, Inc.,
2.10%, 06/15/2030		60	62
3.00%, 06/15/2050		105	109
3.00%, 09/15/2060		70	71
3.75%, 12/01/2025		25	28
4.00%, 10/15/2023		100	110
4.25%, 09/21/2048		170	210
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,405
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.25%, 07/01/2023	EUR	100	119
Series 32lE, 1.00%, 04/01/2023	DKK	200	33
Series CCE., Reg. S, 1.00%, 10/01/2024	DKK	100	17

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	123
Reg. S, 2.38%, 01/15/2024	EUR	100	128
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	1,000	1,271
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	100	133
3.65%, 06/01/2049		205	251
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	100	118
4.25%, 06/01/2024		60	67
Nomura Holdings, Inc., (Japan), 2.65%, 01/16/2025		2,200	2,317
Nordea Kredit Realkreditaktieselskab, (Denmark),
Series CT2, Reg. S, 1.00%, 10/01/2022	DKK	400	65
Series CC2, 1.00%, 04/01/2025	DKK	200	33
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	170
Prs Finance plc, (United Kingdom), Reg. S, 2.00%, 01/23/2029	GBP	500	707
Realkredit Danmark A/S, (Denmark), Series 22S, Reg. S, 0.00%, 10/01/2040	DKK	50	8
Santander Consumer Finance SA, (Spain), Reg. S, 1.13%, 10/09/2023	EUR	2,500	3,024
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/20/2023	EUR	100	120
Reg. S, 0.50%, 06/02/2025	EUR	100	122
Reg. S, 0.50%, 01/28/2026	EUR	100	123
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	45	72
THFC Funding No 1 plc, (United Kingdom), 5.13%, 12/21/2035	GBP	25	47
Visa, Inc.,
1.90%, 04/15/2027		1,100	1,168
2.00%, 08/15/2050		30	28
2.70%, 04/15/2040		190	205
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	50	101

			21,470

Insurance — 1.1%
Allianz Finance II BV, (Netherlands), Reg. S, 0.50%, 01/14/2031	EUR	100	120
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	3,037
American Equity Investment Life Holding Co., 5.00%, 06/15/2027		70	76
American International Group, Inc., 3.40%, 06/30/2030		3,080	3,411
Aon Corp., 2.80%, 05/15/2030		50	54
Aon plc, (Ireland), 4.60%, 06/14/2044		10	13
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	129
Assicurazioni Generali SpA, (Italy), Reg. S, 4.13%, 05/04/2026	EUR	100	134
Athene Global Funding, 2.50%, 01/14/2025 (e)		20	21
Athene Holding Ltd., (Bermuda), 6.15%, 04/03/2030		35	42

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Aviva plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	50	78
Berkshire Hathaway Finance Corp.,
2.38%, 06/19/2039	GBP	100	145
4.20%, 08/15/2048		130	167
4.25%, 01/15/2049		10	13
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100	124
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,182
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	2,512
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,496
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	1,200	1,433
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	130
Enstar Group Ltd., (Bermuda), 4.95%, 06/01/2029		90	101
Equitable Holdings, Inc., 3.90%, 04/20/2023		50	54
Helvetia Europe SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.95%), 2.75%, 09/30/2041 (aa)	EUR	1,500	1,836
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	20	38
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,452
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		830	927
Loews Corp., 3.20%, 05/15/2030		10	11
Markel Corp.,
3.50%, 11/01/2027		5	5
4.15%, 09/17/2050		1,000	1,199
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	1,200	1,590
4.20%, 03/01/2048		190	240
4.75%, 03/15/2039		170	224
4.90%, 03/15/2049		45	63
Metropolitan Life Global Funding I, Reg. S, 1.63%, 09/21/2029	GBP	100	134
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	100	129
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,692
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 5.63%, 04/28/2031	GBP	1,400	2,057
Principal Financial Group, Inc.,
3.10%, 11/15/2026		1,400	1,558
3.13%, 05/15/2023		1,400	1,492
Progressive Corp. (The),
4.13%, 04/15/2047		190	241
4.20%, 03/15/2048		70	91
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027		250	273
RenaissanceRe Holdings Ltd., (Bermuda), 3.60%, 04/15/2029		210	237
Unum Group, 4.00%, 06/15/2029		1,700	1,862
W R Berkley Corp., 4.00%, 05/12/2050		700	828

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Willis North America, Inc.,
2.95%, 09/15/2029		50	54
3.60%, 05/15/2024		100	109
XLIT Ltd., (Cayman Islands), (ICE LIBOR EUR 3 Month + 2.90%), 3.25%, 06/29/2047 (aa)	EUR	1,300	1,682

			36,496

Investment Companies — 0.0% (g)
Ares Capital Corp.,
3.25%, 07/15/2025		90	89
3.50%, 02/10/2023		170	175
4.20%, 06/10/2024		70	73
4.25%, 03/01/2025		240	248
EXOR NV, (Netherlands), Reg. S, 2.13%, 12/02/2022	EUR	100	121
Owl Rock Capital Corp., 4.25%, 01/15/2026		150	152

			858

Private Equity — 0.1%
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	25	43
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,564
Reg. S, 2.00%, 02/15/2024	EUR	500	606

			3,213

Real Estate — 0.2%
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	100	122
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	86
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	143
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,404
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	100	136
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,759
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,432
London & Quadrant Housing Trust, (United Kingdom), Reg. S, 2.63%, 02/28/2028	GBP	100	139
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	34	52
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 4.13%, 02/01/2029 (e)		900	1,017
Samhallsbyggnadsbolaget i Norden AB, (Sweden), Reg. S, 1.75%, 01/14/2025	EUR	100	120
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	85	163
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	39	63
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	100	119
Reg. S, 0.88%, 07/03/2023	EUR	100	120

			6,875

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — 0.9%
Agree LP, 2.90%, 10/01/2030		45	47
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		40	39
4.00%, 01/15/2024		120	132
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	21
American Tower Corp.,
1.00%, 01/15/2032	EUR	3,000	3,501
1.30%, 09/15/2025		60	61
3.38%, 05/15/2024		25	27
3.55%, 07/15/2027		59	66
Brixmor Operating Partnership LP, 4.13%, 06/15/2026		2,300	2,504
Camden Property Trust, 3.35%, 11/01/2049		10	11
Crown Castle International Corp.,
1.35%, 07/15/2025		100	101
4.00%, 11/15/2049		27	30
5.25%, 01/15/2023		25	28
CyrusOne LP / CyrusOne Finance Corp., 1.45%, 01/22/2027	EUR	200	233
Digital Euro Finco LLC, Reg. S, 1.13%, 04/09/2028	EUR	100	120
Digital Realty Trust LP, 4.75%, 10/01/2025		50	59
Equinix, Inc.,
2.63%, 11/18/2024		120	127
3.00%, 07/15/2050		205	204
3.20%, 11/18/2029		20	22
ERP Operating LP, 2.85%, 11/01/2026		50	55
GLP Capital LP / GLP Financing II, Inc.,
3.35%, 09/01/2024		20	20
4.00%, 01/15/2030		115	119
4.00%, 01/15/2031		188	196
5.30%, 01/15/2029		100	111
5.38%, 11/01/2023		30	32
5.75%, 06/01/2028		60	69
Healthpeak Properties, Inc.,
3.00%, 01/15/2030		1,400	1,509
4.20%, 03/01/2024		2,100	2,312
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,930
Life Storage LP,
2.20%, 10/15/2030		160	160
3.88%, 12/15/2027		50	56
LifeStorage LP, 3.50%, 07/01/2026		205	228
Omega Healthcare Investors, Inc.,
3.63%, 10/01/2029		20	20
4.50%, 04/01/2027		170	183
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	100	117
Prologis LP,
2.25%, 06/30/2029	GBP	100	140
3.25%, 10/01/2026		50	57
3.75%, 11/01/2025		60	68
Public Storage,
3.09%, 09/15/2027		220	247
3.39%, 05/01/2029		145	167

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	128
3.00%, 01/15/2027		2,000	2,176
3.88%, 07/15/2024		100	110
3.88%, 04/15/2025		100	113
4.65%, 03/15/2047		50	66
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	100	119
Simon Property Group LP, 3.50%, 09/01/2025		80	88
Spirit Realty LP,
3.20%, 02/15/2031		60	58
4.00%, 07/15/2029		15	16
STORE Capital Corp., 4.63%, 03/15/2029		40	43
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,584
VEREIT Operating Partnership LP, 4.63%, 11/01/2025		60	66
Welltower, Inc.,
2.75%, 01/15/2031		50	51
3.10%, 01/15/2030		1,500	1,594
4.50%, 01/15/2024		3,500	3,850
4.80%, 11/20/2028	GBP	100	151
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,774
WPC Eurobond BV, (Netherlands), 1.35%, 04/15/2028	EUR	100	119

			28,235

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	125
Reg. S, 5.63%, 01/28/2026	GBP	100	163

			288

Total Financial			293,512

Government — 0.8%
Multi - National — 0.7%
African Development Bank, (Supranational), 1.63%, 09/16/2022		65	67
Asian Development Bank, (Supranational),
0.03%, 01/31/2030	EUR	50	60
1.75%, 09/13/2022		200	206
2.63%, 01/30/2024		258	277
Council Of Europe Development Bank, (Supranational), Reg. S, 0.38%, 10/27/2022	EUR	100	119
EUROFIMA, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	400	477
4.55%, 03/30/2027	CAD	120	110
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		60	60
6.45%, 12/13/2022	IDR	10,000,000	679
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	200	239

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi - National — continued
0.00%, 03/15/2024	EUR	300	359
0.00%, 03/25/2025	EUR	10,200	12,274
0.00%, 06/17/2027	EUR	200	242
Zero Coupon, 05/28/2037 (e)	CAD	150	82
Reg. S, 0.01%, 11/15/2035	EUR	200	236
0.63%, 07/25/2025		20	20
0.88%, 09/13/2047	EUR	100	139
Reg. S, 1.13%, 09/15/2036	EUR	25	35
Reg. S, 1.38%, 03/07/2025	GBP	100	136
1.50%, 10/16/2048	EUR	20	32
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,353
Series 1981, 2.63%, 03/15/2035	EUR	40	65
2.75%, 09/13/2030	EUR	130	199
Reg. S, 3.00%, 09/28/2022	EUR	300	378
3.13%, 12/14/2023		250	273
3.25%, 01/29/2024		315	346
Reg. S, 3.63%, 03/14/2042	EUR	25	52
4.63%, 10/12/2054	GBP	30	79
Inter-American Development Bank, (Supranational),
2.13%, 01/15/2025		250	268
2.50%, 01/18/2023		90	95
2.63%, 01/16/2024		130	140
7.88%, 03/14/2023	IDR	10,000,000	705
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	220

			20,022

Municipal — 0.0% (g)
Prs Finance plc, (United Kingdom), Reg. S, 1.75%, 11/24/2026	GBP	192	267
Transport for London, (United Kingdom),
Reg. S, 4.00%, 09/12/2033	GBP	500	858
5.00%, 03/31/2035	GBP	200	354

			1,479

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	500	577

Sovereign — 0.1%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.13%, 10/17/2023	EUR	300	359
Reg. S, 0.50%, 01/20/2023	EUR	200	241
Reg. S, 0.63%, 10/16/2026	EUR	100	125
Reg. S, 1.45%, 09/05/2040	EUR	170	250
Reg. S, 1.75%, 07/17/2053	EUR	50	84
Reg. S, 2.25%, 09/05/2022	EUR	200	248
Reg. S, 2.75%, 12/03/2029	EUR	120	180
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 02/10/2023	EUR	100	119
Reg. S, 0.88%, 07/18/2042	EUR	20	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
Reg. S, 1.75%, 10/20/2045	EUR	50	80
Reg. S, 1.80%, 11/02/2046	EUR	70	115
Reg. S, 1.85%, 12/01/2055	EUR	15	26
Reg. S, 2.13%, 11/20/2023	EUR	300	381
European Union, (Supranational),
Reg. S, 0.63%, 11/04/2023	EUR	200	243
Reg. S, 0.75%, 04/04/2031	EUR	25	32
Reg. S, 1.13%, 04/04/2036	EUR	65	90
Reg. S, 3.75%, 04/04/2042	EUR	15	31
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	510
Reg. S, 4.50%, 12/07/2038	GBP	110	227
5.10%, 03/07/2051	GBP	50	132

			3,500

Total Government			25,578

Industrial — 1.6%
Aerospace/Defense — 0.2%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	126
Reg. S, 2.38%, 06/09/2040	EUR	900	1,070
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,344
Boeing Co. (The),
4.51%, 05/01/2023		150	158
4.88%, 05/01/2025		125	136
5.71%, 05/01/2040		2,300	2,712
5.81%, 05/01/2050		50	60
Howmet Aerospace, Inc., 6.88%, 05/01/2025		114	126
Raytheon Technologies Corp.,
3.20%, 03/15/2024 (e)		30	32
3.95%, 08/16/2025		140	159
7.20%, 08/15/2027 (e)		20	27

			5,950

Building Materials — 0.2%
Carrier Global Corp.,
1.92%, 02/15/2023 (e)		25	26
2.24%, 02/15/2025 (e)		20	21
2.49%, 02/15/2027 (e)		10	10
2.72%, 02/15/2030 (e)		10	10
3.38%, 04/05/2040 (e)		180	189
3.58%, 04/05/2050 (e)		80	85
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029		20	22
HeidelbergCement Finance Luxembourg SA, (Luxembourg),
Reg. S, 1.13%, 12/01/2027	EUR	25	30
Reg. S, 2.50%, 10/09/2024	EUR	30	38
Imerys SA, (France), Reg. S, 2.00%, 12/10/2024	EUR	100	120
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland), 0.38%, 09/15/2027	EUR	100	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
LafargeHolcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	100	142
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		4,540	5,024
Owens Corning, 3.88%, 06/01/2030		100	113
Vulcan Materials Co.,
3.50%, 06/01/2030		60	67
4.50%, 04/01/2025		10	12
4.70%, 03/01/2048		900	1,088

			7,114

Electrical Components & Equipments — 0.0% (g)
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	100	120
Signify NV, (Netherlands), Reg. S, 2.00%, 05/11/2024	EUR	100	122

			242

Electronics — 0.2%
Agilent Technologies, Inc.,
2.10%, 06/04/2030		232	239
2.75%, 09/15/2029		40	43
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	90
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	100	119
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	22
Flex Ltd., (Singapore),
3.75%, 02/01/2026		60	65
4.88%, 05/12/2030		170	194
FLIR Systems, Inc., 2.50%, 08/01/2030		1,400	1,433
Keysight Technologies, Inc.,
3.00%, 10/30/2029		14	15
4.60%, 04/06/2027		120	140
PerkinElmer, Inc., 3.30%, 09/15/2029		60	67
Roper Technologies, Inc.,
1.75%, 02/15/2031		2,000	2,001
2.35%, 09/15/2024		200	212
3.65%, 09/15/2023		185	201
Trimble, Inc., 4.90%, 06/15/2028		135	159

			5,000

Engineering & Construction — 0.1%
Aeroporti di Roma SpA, (Italy), Series A4, 5.44%, 02/20/2023	GBP	50	69
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	348
Reg. S, 1.50%, 07/02/2032	EUR	100	118
Reg. S, 2.75%, 04/02/2030	EUR	1,200	1,590
Heathrow Funding Ltd., (Jersey),
Reg. S, 6.45%, 12/10/2031	GBP	50	87
Reg. S, 6.75%, 12/03/2026	GBP	50	80

			2,292

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — 0.0% (g)
Republic Services, Inc., 2.50%, 08/15/2024		50	53
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	215
4.25%, 12/01/2028		30	36

			304

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp., 0.45%, 09/14/2023		130	130
Oshkosh Corp., 3.10%, 03/01/2030		5	5

			135

Machinery - Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	100	122
IDEX Corp., 3.00%, 05/01/2030		165	181
John Deere Capital Corp., 2.60%, 03/07/2024		50	53
John Deere Cash Management SA, (Luxembourg),
Reg. S, 2.20%, 04/02/2032	EUR	1,200	1,661
Otis Worldwide Corp., 2.06%, 04/05/2025		20	21
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	53
4.40%, 03/15/2024		1,800	1,955

			4,046

Miscellaneous Manufacturers — 0.1%
General Electric Co.,
4.25%, 05/01/2040		30	30
4.35%, 05/01/2050		5	5
Reg. S, 5.38%, 12/18/2040	GBP	4	6
6.75%, 03/15/2032		50	63
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	100	120
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,265
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	24
Textron, Inc., 2.45%, 03/15/2031		1,900	1,888

			4,401

Packaging & Containers — 0.2%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	2,304
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,688
SIG Combibloc PurchaseCo Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,385

			7,377

Transportation — 0.4%
AP Moller - Maersk A/S, (Denmark), Reg. S, 1.75%, 03/16/2026	EUR	200	245
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	100	125
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		50	62
4.55%, 09/01/2044		170	222
4.95%, 09/15/2041		700	938
5.40%, 06/01/2041		70	98
CSX Corp., 4.25%, 11/01/2066		300	372

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Deutsche Bahn Finance GmbH, (Germany),
Reg. S, 0.50%, 04/09/2027	EUR	140	170
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,609
Reg. S, 1.38%, 04/16/2040	EUR	50	64
Reg. S, 1.50%, 08/26/2024	CHF	500	583
Reg. S, 1.50%, 12/08/2032	EUR	200	267
Reg. S, 1.63%, 08/16/2033	EUR	100	134
Reg. S, 2.75%, 06/20/2022	GBP	500	671
Reg. S, 3.50%, 09/27/2024	AUD	300	236
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,986
FedEx Corp.,
0.70%, 05/13/2022	EUR	100	119
3.80%, 05/15/2025		160	181
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	100	122
Kansas City Southern, 4.20%, 11/15/2069		10	11
La Poste SA, (France),
Reg. S, 0.38%, 09/17/2027	EUR	100	119
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,572
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,273
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	338
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	462
3.00%, 10/24/2033	EUR	100	163
Reg. S, 3.38%, 05/18/2032	EUR	4	6
Reg. S, 3.88%, 06/30/2025	EUR	80	113
4.88%, 06/27/2022	EUR	500	642
Syndicat Transport Ile de France EPA, (France), Reg. S, 1.00%, 05/25/2034	EUR	200	259

			14,162

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.88%, 07/11/2022 (e)		2,800	3,009

Total Industrial			54,032

Technology — 0.8%
Computers — 0.2%
Apple, Inc.,
1.38%, 05/24/2029	EUR	100	130
2.05%, 09/11/2026		140	150
3.25%, 02/23/2026		50	56
3.35%, 02/09/2027		15	17
3.75%, 09/12/2047		1,000	1,235
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	119
Dell International LLC / EMC Corp.,
5.45%, 06/15/2023 (e)		100	109
5.85%, 07/15/2025 (e)		10	12
6.10%, 07/15/2027 (e)		5	6
6.20%, 07/15/2030 (e)		5	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
8.10%, 07/15/2036 (e)		83	109
8.35%, 07/15/2046 (e)		102	135
Genpact Luxembourg Sarl, (Luxembourg),
3.38%, 12/01/2024		1,400	1,466
3.70%, 04/01/2022		100	102
Hewlett Packard Enterprise Co., 4.45%, 10/02/2023		120	132
HP, Inc.,
2.20%, 06/17/2025		1,900	1,990
3.00%, 06/17/2027		100	108
NetApp, Inc., 1.88%, 06/22/2025		1,760	1,823
Seagate HDD Cayman, (Cayman Islands), 4.13%, 01/15/2031 (e)		60	65
Teleperformance, (France), Reg. S, 1.50%, 04/03/2024	EUR	200	243

			8,013

Semiconductors — 0.4%
ASML Holding NV, (Netherlands), Reg. S, 0.63%, 05/07/2029	EUR	100	121
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.00%, 01/15/2022		60	62
Broadcom, Inc.,
2.25%, 11/15/2023		60	62
3.15%, 11/15/2025		30	32
3.46%, 09/15/2026		80	88
4.11%, 09/15/2028		100	113
4.15%, 11/15/2030		150	169
4.30%, 11/15/2032		215	246
4.70%, 04/15/2025		140	159
5.00%, 04/15/2030		2,980	3,515
Infineon Technologies AG, (Germany), Reg. S, 1.13%, 06/24/2026	EUR	100	121
Marvell Technology Group Ltd., (Bermuda),
4.20%, 06/22/2023		70	75
4.88%, 06/22/2028		250	302
Maxim Integrated Products, Inc., 3.45%, 06/15/2027		140	156
Microchip Technology, Inc., 3.92%, 06/01/2021		2,900	2,964
Micron Technology, Inc.,
2.50%, 04/24/2023		110	114
4.66%, 02/15/2030		27	32
NVIDIA Corp.,
3.50%, 04/01/2040		22	26
3.50%, 04/01/2050		30	35
3.70%, 04/01/2060		60	71
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 3.40%, 05/01/2030 (e)		1,000	1,095
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)		2,600	2,748
Texas Instruments, Inc., 1.75%, 05/04/2030		90	93
Xilinx, Inc., 2.38%, 06/01/2030		50	52

			12,451

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — 0.2%
Activision Blizzard, Inc.,
1.35%, 09/15/2030		2,000	1,955
2.50%, 09/15/2050		100	93
Adobe, Inc., 2.30%, 02/01/2030		65	70
Broadridge Financial Solutions, Inc.,
2.90%, 12/01/2029		80	87
3.40%, 06/27/2026		40	44
Citrix Systems, Inc.,
3.30%, 03/01/2030		320	342
4.50%, 12/01/2027		150	172
Fidelity National Information Services, Inc., 3.36%, 05/21/2031	GBP	100	150
Fiserv, Inc., 2.65%, 06/01/2030		155	167
Intuit, Inc., 1.65%, 07/15/2030		355	361
Microsoft Corp.,
2.53%, 06/01/2050		1,100	1,150
2.68%, 06/01/2060		110	116
4.00%, 02/12/2055		10	14
Oracle Corp., 2.50%, 04/01/2025		100	107
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	61
ServiceNow, Inc., 1.40%, 09/01/2030		1,793	1,752
VMware, Inc., 4.50%, 05/15/2025		40	45

			6,686

Total Technology			27,150

Utilities — 2.4%
Electric — 1.8%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	123
Reg. S, 3.63%, 01/13/2022	EUR	100	123
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	115
Reg. S, 2.63%, 07/15/2024	EUR	100	127
AEP Texas, Inc., Series I, 2.10%, 07/01/2030		2,600	2,671
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	130
Ameren Corp.,
2.50%, 09/15/2024		30	32
3.50%, 01/15/2031		10	11
Ameren Illinois Co., 3.25%, 03/15/2050		1,200	1,350
American Electric Power Co., Inc.,
2.30%, 03/01/2030		25	26
3.25%, 03/01/2050		20	21
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	25
Series Z, 3.70%, 05/01/2050		45	51
Arizona Public Service Co.,
2.60%, 08/15/2029		60	65
3.35%, 05/15/2050		10	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Atlantic City Electric Co., 4.00%, 10/15/2028		50	59
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		10	10
Berkshire Hathaway Energy Co.,
4.25%, 10/15/2050 (e)		15	19
5.15%, 11/15/2043		60	82
Black Hills Corp.,
3.05%, 10/15/2029		20	22
3.88%, 10/15/2049		10	11
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	900	1,264
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/2050		45	48
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	5
4.25%, 11/01/2028		10	12
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	121
Reg. S, 2.13%, 07/29/2032	EUR	100	135
Commonwealth Edison Co.,
3.00%, 03/01/2050		100	107
3.70%, 08/15/2028		10	12
4.00%, 03/01/2048		25	31
4.00%, 03/01/2049		10	12
4.70%, 01/15/2044		1,000	1,320
Consolidated Edison Co. of New York, Inc.,
Series 20A, 3.35%, 04/01/2030		70	81
3.85%, 06/15/2046		10	12
Series 20B, 3.95%, 04/01/2050		55	67
Series 09-C, 5.50%, 12/01/2039		10	14
Series A, 4.13%, 05/15/2049		20	24
Consumers Energy Co.,
2.50%, 05/01/2060		10	9
3.10%, 08/15/2050		30	33
3.25%, 08/15/2046		1,100	1,226
3.75%, 02/15/2050		5	6
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,824
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	250
4.25%, 06/01/2028		20	24
Series C, 3.38%, 04/01/2030		20	22
DTE Electric Co.,
2.95%, 03/01/2050		25	26
3.70%, 03/15/2045		1,100	1,287
3.95%, 03/01/2049		10	13
DTE Energy Co.,
Series B, 2.60%, 06/15/2022		40	42
Series C, 3.40%, 06/15/2029		20	22
Series F, 1.05%, 06/01/2025		1,400	1,399

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series H, 0.55%, 11/01/2022		75	75
Duke Energy Carolinas LLC, 5.30%, 02/15/2040		10	14
Duke Energy Corp.,
2.45%, 06/01/2030		10	11
2.65%, 09/01/2026		30	33
3.75%, 09/01/2046		10	11
4.20%, 06/15/2049		10	12
Duke Energy Florida LLC, 4.20%, 07/15/2048		10	13
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	20
Series YYY, 3.25%, 10/01/2049		40	45
Duke Energy Ohio, Inc.,
3.65%, 02/01/2029		10	12
3.70%, 06/15/2046		1,700	1,965
4.30%, 02/01/2049		80	101
E.ON International Finance BV, (Netherlands), 6.38%, 06/07/2032	GBP	50	96
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	123
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	127
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	740
Reg. S, 1.88%, 10/13/2036	EUR	100	129
Reg. S, 2.00%, 12/09/2049	EUR	600	721
Reg. S, 5.13%, 09/22/2050	GBP	50	97
5.88%, 07/18/2031	GBP	65	118
EnBW Energie Baden-Wuerttemberg AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	117
EnBW International Finance BV, (Netherlands), Reg. S, 0.63%, 04/17/2025	EUR	200	242
Enel Finance International NV, (Netherlands),
Reg. S, 1.13%, 10/17/2034	EUR	100	123
2.65%, 09/10/2024 (e)		3,500	3,711
3.50%, 04/06/2028 (e)		1,700	1,894
Enel SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.10%), 2.50%, 11/24/2078 (aa)	EUR	100	120
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	37
Enexis Holding NV, (Netherlands),
Reg. S, 0.88%, 04/28/2026	EUR	100	123
Reg. S, 1.50%, 10/20/2023	EUR	100	122
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	2,258
Entergy Corp.,
0.90%, 09/15/2025		30	30
2.80%, 06/15/2030		1,400	1,513
3.75%, 06/15/2050		30	34
Entergy Louisiana LLC,
3.12%, 09/01/2027		2,500	2,793
3.25%, 04/01/2028		10	11
4.20%, 09/01/2048		10	13

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Texas, Inc., 4.00%, 03/30/2029		15	18
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	132
Reg. S, 2.13%, 06/08/2027	EUR	100	132
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	6
Evergy Metro, Inc.,
Series 2020, 2.25%, 06/01/2030		10	10
Series 2019, 4.13%, 04/01/2049		20	25
4.20%, 03/15/2048		10	13
Evergy, Inc., 2.45%, 09/15/2024		3,000	3,176
Eversource Energy,
3.45%, 01/15/2050		30	34
Series R, 1.65%, 08/15/2030		10	10
Exelon Corp.,
3.50%, 06/01/2022		2,649	2,769
4.05%, 04/15/2030		10	12
4.45%, 04/15/2046		10	12
FirstEnergy Corp.,
Series A, 1.60%, 01/15/2026		100	99
Series B, 2.25%, 09/01/2030		10	10
Series C, 3.40%, 03/01/2050		40	39
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,226
Florida Power & Light Co.,
3.15%, 10/01/2049		20	23
3.95%, 03/01/2048		500	632
4.13%, 06/01/2048		20	26
FLUVIUS System Operator CVBA, (Belgium), Reg. S, 2.88%, 10/09/2023	EUR	400	508
Fortum OYJ, (Finland),
Reg. S, 0.88%, 02/27/2023	EUR	170	203
Reg. S, 2.13%, 02/27/2029	EUR	100	131
Georgia Power Co., Series B, 3.70%, 01/30/2050		60	67
Hera SpA, (Italy), Reg. S, 2.38%, 07/04/2024	EUR	100	127
Iberdrola International BV, (Netherlands), Reg. S, 0.38%, 09/15/2025	EUR	100	119
Interstate Power and Light Co., 3.50%, 09/30/2049		10	11
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	100	120
Kentucky Utilities Co., 3.30%, 06/01/2050		15	16
MidAmerican Energy Co.,
3.10%, 05/01/2027		10	11
6.75%, 12/30/2031		10	15
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	228
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	50
4.30%, 03/15/2049		20	26
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	107
Series EE, 3.13%, 08/01/2050		30	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,325
2.75%, 11/01/2029		35	38
Northern States Power Co., 2.60%, 06/01/2051		25	25
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	24
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		900	1,061
Oncor Electric Delivery Co. LLC,
2.75%, 06/01/2024		20	21
3.10%, 09/15/2049		50	55
3.70%, 05/15/2050		5	6
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	50	108
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	25	33
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		50	50
3.15%, 01/01/2026		20	20
3.50%, 08/01/2050		20	18
3.75%, 07/01/2028		10	10
4.50%, 07/01/2040		100	102
4.55%, 07/01/2030		10	11
4.95%, 07/01/2050		10	11
PacifiCorp.,
3.30%, 03/15/2051		800	893
4.15%, 02/15/2050		15	19
PECO Energy Co., 2.80%, 06/15/2050		50	52
PPL Capital Funding, Inc.,
4.13%, 04/15/2030		120	142
5.00%, 03/15/2044		1,000	1,247
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	10
Public Service Electric and Gas Co.,
2.05%, 08/01/2050		10	9
2.45%, 01/15/2030		20	22
3.65%, 09/01/2028		120	140
3.85%, 05/01/2049		10	13
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,981
Puget Energy, Inc., 4.10%, 06/15/2030 (e)		10	11
Puget Sound Energy, Inc., 3.25%, 09/15/2049		20	22
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	124
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.50%, 09/27/2030	EUR	200	263
Reg. S, 1.63%, 11/27/2025	EUR	300	380
Reg. S, 2.00%, 04/18/2036	EUR	100	142
San Diego Gas & Electric Co., 4.15%, 05/15/2048		820	993
Sempra Energy,
3.40%, 02/01/2028		10	11
4.00%, 02/01/2048		10	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Southern California Edison Co.,
2.85%, 08/01/2029		10	11
3.65%, 02/01/2050		60	62
4.00%, 04/01/2047		20	21
4.05%, 03/15/2042		900	971
6.05%, 03/15/2039		10	13
Series B, 3.65%, 03/01/2028		25	28
Series D, 3.40%, 06/01/2023		1,400	1,489
Series E, 3.70%, 08/01/2025		10	11
Southern Co. (The), Series A, 3.70%, 04/30/2030		75	86
Southwestern Public Service Co.,
Series 8, 3.15%, 05/01/2050		60	65
3.70%, 08/15/2047		1,000	1,153
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	138
SSE plc, (United Kingdom), Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,648
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	122
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 3.25%, 12/01/2021 (x) (aa)	EUR	100	119
Tampa Electric Co., 4.30%, 06/15/2048		10	13
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	150
Reg. S, 1.00%, 06/13/2026	EUR	200	247
Terna Rete Elettrica Nazionale SpA, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	100	117
Reg. S, 0.75%, 07/24/2032	EUR	100	119
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	30
4.00%, 06/15/2050		10	12
Union Electric Co., 3.25%, 10/01/2049		40	45
Virginia Electric and Power Co.,
3.30%, 12/01/2049		50	58
Series B, 3.80%, 09/15/2047		35	42
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,491
WEC Energy Group, Inc., 3.55%, 06/15/2025		200	224
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	33
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	56
Wisconsin Public Service Corp., 3.30%, 09/01/2049		5	6
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	23
3.50%, 12/01/2049		20	22

			61,339

Gas — 0.5%
APT Pipelines Ltd., (Australia),
Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,269
Reg. S, 3.50%, 03/22/2030	GBP	100	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,623
2.63%, 09/15/2029		15	17
3.38%, 09/15/2049		210	238
4.15%, 01/15/2043		10	13
CenterPoint Energy Resources Corp., 3.55%, 04/01/2023		1,300	1,393
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	100	124
Reg. S, 1.13%, 03/14/2024	EUR	100	121
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	2,099
Nederlandse Gasunie NV, (Netherlands), Reg. S, 2.63%, 07/13/2022	EUR	100	123
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,997
3.49%, 05/15/2027		130	145
3.60%, 05/01/2030		25	28
4.80%, 02/15/2044		10	13
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/2050		15	16
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,592
Snam SpA, (Italy), Reg. S, 0.88%, 10/25/2026	EUR	100	122
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	26
Series XX, 2.55%, 02/01/2030		25	27
Southern Co. Gas Capital Corp.,
Series 20-A, 1.75%, 01/15/2031		3,700	3,654
3.95%, 10/01/2046		20	22
Southwest Gas Corp.,
2.20%, 06/15/2030		45	47
4.15%, 06/01/2049		10	12
Washington Gas Light Co., 3.65%, 09/15/2049		10	11

			15,877

Water — 0.1%
Affinity Water Finance plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	49
American Water Capital Corp.,
2.80%, 05/01/2030		25	27
4.15%, 06/01/2049		35	44
Essential Utilities, Inc., 2.70%, 04/15/2030		40	43
Northumbrian Water Finance plc, (United Kingdom), Reg. S, 5.63%, 04/29/2033	GBP	50	95
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	399
6.75%, 11/16/2028	GBP	30	54
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	1,260
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	917
5.38%, 03/10/2028	GBP	50	83

			2,971

Total Utilities			80,187

Total Corporate Bonds (Cost $776,764)			767,973

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — 39.5%
Action Logement Services, (France), Reg. S, 0.50%, 10/30/2034	EUR	100	121
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	238
Reg. S, 1.88%, 09/22/2022	EUR	600	733
Reg. S, 1.88%, 01/28/2025	EUR	100	127
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	200	238
Reg. S, 0.25%, 07/21/2026	EUR	500	604
Reg. S, 0.25%, 06/29/2029	EUR	400	483
Reg. S, 0.38%, 04/30/2024	EUR	400	481
Reg. S, 0.50%, 05/25/2030	EUR	200	246
Reg. S, 0.50%, 05/31/2035	EUR	300	365
Reg. S, 1.38%, 09/17/2024	EUR	500	626
Reg. S, 1.50%, 10/31/2034	EUR	100	137
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	592
Reg. S, 0.13%, 06/20/2026	EUR	100	119
Agricultural Development Bank of China, (China),
Series 2002, 2.20%, 04/01/2023	CNY	11,200	1,602
2.25%, 03/12/2022	CNY	12,000	1,740
Series 2005, 2.25%, 04/22/2025	CNY	2,700	375
Series 2004, 2.96%, 04/17/2030	CNY	19,000	2,598
Series 2007, 3.06%, 08/05/2023	CNY	10,000	1,460
Series 1907, 3.12%, 07/17/2022	CNY	10,000	1,466
Series 1909, 3.24%, 08/14/2024	CNY	3,000	437
Series 1605, 3.33%, 01/06/2026	CNY	17,000	2,461
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,365
Series 1813, 3.55%, 11/21/2023	CNY	600	89
Series 1908, 3.63%, 07/19/2026	CNY	35,300	5,183
Series 1512, 4.18%, 05/04/2022	CNY	8,000	1,192
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,263
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	375
Reg. S, 1.50%, 11/28/2025	CHF	300	357
Australia Government Bond, (Australia),
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	3,683	2,638
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	2,100	1,496
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	2,250	1,637
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	450	324
Series 151, Reg. S, 2.00%, 12/21/2021	AUD	533	391
Series 153, 2.25%, 11/21/2022	AUD	1,000	748
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	200	161
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	2,750	2,282

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	3,250	2,683
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	5,000	4,211
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	450	393
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	1,081	946
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	580	537
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	1,198
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	365	316
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	950	934
Series 128, Reg. S, 5.75%, 07/15/2022	AUD	2,500	1,969
Australian Capital Territory, (Australia), Reg. S, 1.25%, 05/22/2025	AUD	200	148
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	604
Reg. S, 0.63%, 09/15/2022	EUR	160	192
Reg. S, 2.75%, 06/20/2033	EUR	130	206
Autonomous Community of Andalusia Spain, (Spain), Reg. S, 1.38%, 04/30/2029	EUR	30	38
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 1.19%, 05/08/2022	EUR	600	720
Reg. S, 1.83%, 04/30/2025	EUR	270	344
4.30%, 09/15/2026	EUR	500	736
Basque Government, (Spain),
Reg. S, 0.85%, 04/30/2030	EUR	50	62
Reg. S, 1.75%, 03/16/2026	EUR	170	219
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	678
BNG Bank NV, (Netherlands),
Reg. S, 0.10%, 01/15/2030	EUR	320	386
Reg. S, 0.13%, 04/11/2026	EUR	530	638
Reg. S, 0.13%, 07/09/2035	EUR	130	155
Reg. S, 0.20%, 11/09/2024	EUR	550	662
Reg. S, 0.38%, 01/14/2022	EUR	200	237
Reg. S, 0.88%, 10/17/2035	EUR	100	132
Reg. S, 1.50%, 07/15/2039	EUR	170	247
Reg. S, 3.88%, 05/26/2023	EUR	470	615
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	70,000	105
Bpifrance Financement SA, (France),
Reg. S, 0.13%, 11/25/2023	EUR	300	357
Reg. S, 0.13%, 03/25/2025	EUR	400	478
Reg. S, 0.25%, 03/29/2030	EUR	200	240
Reg. S, 0.63%, 05/25/2026	EUR	500	616
Reg. S, 0.75%, 07/22/2022	GBP	200	260
Reg. S, 0.88%, 09/26/2028	EUR	200	254
Reg. S, 1.00%, 05/25/2027	EUR	500	632
Reg. S, 2.38%, 04/25/2022	EUR	300	367
Bundesobligation, (Germany),
Series 176, Reg. S, 0.00%, 10/07/2022	EUR	1,550	1,843
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	1,780	2,135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	79	95
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	680	821
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	930	1,127
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	5,860	7,121
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	2,070	2,531
Reg. S, 0.00%, 11/15/2027	EUR	940	1,155
Reg. S, 0.00%, 08/15/2029	EUR	1,540	1,901
Reg. S, 0.00%, 02/15/2030	EUR	890	1,099
Reg. S, 0.00%, 08/15/2030	EUR	2,385	2,946
Reg. S, 0.00%, 05/15/2035	EUR	2,165	2,660
Reg. S, 0.00%, 08/15/2050	EUR	780	940
Reg. S, 0.25%, 02/15/2027	EUR	2,400	2,988
Reg. S, 0.25%, 08/15/2028	EUR	43	54
Reg. S, 0.25%, 02/15/2029	EUR	210	265
Reg. S, 0.50%, 02/15/2025	EUR	227	281
Reg. S, 0.50%, 02/15/2026	EUR	140	175
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,743
Reg. S, 0.50%, 02/15/2028	EUR	230	293
Reg. S, 1.00%, 08/15/2024	EUR	250	313
Reg. S, 1.00%, 08/15/2025	EUR	1,130	1,439
Reg. S, 1.25%, 08/15/2048	EUR	1,050	1,708
Reg. S, 1.50%, 02/15/2023	EUR	2,750	3,397
Reg. S, 1.50%, 05/15/2023	EUR	3,510	4,358
Reg. S, 1.75%, 07/04/2022	EUR	330	404
Reg. S, 2.00%, 01/04/2022	EUR	3,416	4,143
Reg. S, 2.00%, 08/15/2023	EUR	3,450	4,367
Reg. S, 2.50%, 07/04/2044	EUR	1,570	3,053
Reg. S, 2.50%, 08/15/2046	EUR	2,165	4,318
Reg. S, 3.25%, 07/04/2042	EUR	610	1,275
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	1,037	2,103
Series 2007, Reg. S, 4.25%, 07/04/2039	EUR	1,070	2,360
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,060	1,778
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,050	2,136
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	900	2,140
Reg. S, 5.50%, 01/04/2031	EUR	1,220	2,344
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	12	21
Reg. S, 6.25%, 01/04/2030	EUR	775	1,502
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	2,478
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 03/11/2022	EUR	400	474
Reg. S, 0.00%, 06/10/2022	EUR	2,050	2,431
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 11/25/2030	EUR	300	355
Reg. S, 0.13%, 11/25/2022	EUR	300	356
Reg. S, 0.13%, 10/25/2023	EUR	1,800	2,149
Reg. S, 4.00%, 12/15/2025	EUR	316	456

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Caisse des Depots et Consignations, (France), Reg. S, 0.00%, 06/19/2024	EUR	300	358
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	120
Series 12, Reg. S, 0.63%, 01/26/2023	EUR	200	240
Reg. S, 1.25%, 05/11/2032	EUR	100	136
Reg. S, 1.50%, 06/28/2038	EUR	200	293
Canada Housing Trust No. 1, (Canada), Series MAR, 0.95%, 06/15/2025 (e)	CAD	1,000	765
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	156
1.25%, 06/01/2030	CAD	600	480
3.50%, 12/01/2045	CAD	1,500	1,735
4.00%, 06/01/2041	CAD	150	177
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	264
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	56
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	713
Reg. S, 2.00%, 04/20/2027	EUR	100	126
Reg. S, 2.13%, 09/27/2023	EUR	200	248
Chile Government International Bond, (Chile), 3.24%, 02/06/2028		200	222
China Development Bank, (China),
Reg. S, 0.88%, 01/24/2024	EUR	100	120
Series 1914, 2.97%, 10/25/2022	CNY	27,000	3,946
Series 1907, 3.18%, 05/17/2022	CNY	200	29
Series 1610, 3.18%, 04/05/2026	CNY	24,000	3,441
Series 1903, 3.30%, 02/01/2024	CNY	20,000	2,923
Series 1908, 3.42%, 07/02/2024	CNY	21,000	3,077
Series 1915, 3.45%, 09/20/2029	CNY	17,000	2,434
Series 1905, 3.48%, 01/08/2029	CNY	51,000	7,331
Series 1910, 3.65%, 05/21/2029	CNY	900	131
Series 1518, 3.74%, 09/10/2025	CNY	18,000	2,662
Series 1811, 3.76%, 08/14/2023	CNY	11,000	1,634
Series 1706, 4.02%, 04/17/2022	CNY	22,000	3,272
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,543
Reg. S, 4.35%, 08/06/2024	CNH	5,000	771
Reg. S, 4.35%, 09/19/2024	CNH	1,000	154
Series 1806, 4.73%, 04/02/2025	CNY	10,230	1,574
Series 1805, 4.88%, 02/09/2028	CNY	17,000	2,683
China Government Bond, (China),
1.99%, 04/09/2025	CNY	55,000	7,730
2.20%, 02/13/2022	CNY	15,700	2,289
2.36%, 07/02/2023	CNY	57,500	8,324
2.64%, 08/13/2022	CNY	20,000	2,928
Series 1903, 2.69%, 03/07/2022	CNY	10,000	1,468
Series 1911, 2.75%, 08/08/2022	CNY	18,000	2,641
2.85%, 06/04/2027	CNY	46,000	6,606

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1913, 2.94%, 10/17/2024	CNY	10,000	1,469
Series 1916, 3.12%, 12/05/2026	CNY	15,000	2,205
Series 1809, 3.17%, 04/19/2023	CNY	17,000	2,518
Series 1907, 3.25%, 06/06/2026	CNY	15,700	2,329
Series 1827, 3.25%, 11/22/2028	CNY	43,100	6,360
Series 1906, 3.29%, 05/23/2029	CNY	10,000	1,478
Reg. S, 3.30%, 07/04/2023	CNH	2,000	300
Reg. S, 3.31%, 11/30/2025	CNH	1,500	228
Reg. S, 3.38%, 11/21/2024	CNH	3,000	455
Reg. S, 3.38%, 07/04/2026	CNH	23,500	3,589
3.39%, 03/16/2050	CNY	41,000	5,515
Series 1819, 3.54%, 08/16/2028	CNY	500	76
Reg. S, 3.60%, 06/27/2028	CNH	8,500	1,322
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,092
3.73%, 05/25/2070	CNY	16,100	2,228
Reg. S, 3.85%, 12/12/2026	CNH	9,000	1,413
Series 1910, 3.86%, 07/22/2049	CNY	2,500	367
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,311
Reg. S, 4.00%, 11/30/2035	CNH	6,500	1,067
Series 1908, 4.00%, 06/24/2069	CNY	5,000	734
Series 1824, 4.08%, 10/22/2048	CNY	22,100	3,378
Reg. S, 4.15%, 12/04/2027	CNH	15,000	2,411
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,216
China Government International Bond, (China), Reg. S, 0.50%, 11/12/2031	EUR	100	115
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	62
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	490
City of Paris France, (France), Reg. S, 1.75%, 05/25/2031	EUR	200	276
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	171
3.50%, 06/02/2036	CAD	300	273
Colombia Government International Bond, (Colombia), 3.00%, 01/30/2030		200	205
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	730
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	300	361
Reg. S, 0.38%, 06/20/2024	EUR	300	361
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	276
Reg. S, 1.25%, 01/21/2040	EUR	720	860
Reg. S, 2.25%, 04/16/2050	EUR	10	14
Czech Republic Government Bond, (Czech Republic),
Series 100, 0.25%, 02/10/2027	CZK	10,380	438
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	523
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	22
Series 121, 1.20%, 03/13/2031	CZK	4,970	221
Series 103, 2.00%, 10/13/2033	CZK	60	3
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	801

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	7,890	387
Series 105, 2.75%, 07/23/2029	CZK	11,450	579
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	343
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	7
Denmark Government Bond, (Denmark),
Series 3Y, Reg. S, 0.25%, 11/15/2022 (e)	DKK	5,100	818
Series 30Y, Reg. S, 0.25%, 11/15/2052 (e)	DKK	1,460	245
Series 10Y, 0.50%, 11/15/2027	DKK	4,540	767
Series 10YR, Reg. S, 0.50%, 11/15/2029 (e)	DKK	6,935	1,184
1.50%, 11/15/2023	DKK	3,960	665
3.00%, 11/15/2021	DKK	87	14
4.50%, 11/15/2039	DKK	5,610	1,680
7.00%, 11/10/2024	DKK	1,470	305
Development Bank of Japan, Inc., (Japan),
Series 86, 0.24%, 10/13/2027	JPY	100,000	955
Reg. S, 1.13%, 04/28/2023	GBP	600	786
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	238
Export-Import Bank of China (The), (China),
Series 2002, 2.05%, 04/07/2022	CNY	20,000	2,890
Series 2003, 2.17%, 04/07/2023	CNY	1,500	214
Series 2005, 2.93%, 03/02/2025	CNY	18,600	2,663
Series 1908, 3.23%, 11/04/2022	CNY	8,000	1,174
Series 2010, 3.23%, 03/23/2030	CNY	15,500	2,169
Series 1905, 3.28%, 02/11/2024	CNY	13,000	1,898
Series 1603, 3.33%, 02/22/2026	CNY	100	14
Series 1910, 3.86%, 05/20/2029	CNY	3,000	441
Series 1703, 4.11%, 03/20/2027	CNY	10,000	1,505
Export-Import Bank of Korea, (South Korea), Reg. S, 8.00%, 05/15/2024	IDR	400,000	28
Federal Judiciary Office Building Trust, Zero Coupon, 02/15/2024		100	97
Finland Government Bond, (Finland),
Series 5Y, Reg. S, 0.00%, 04/15/2022 (e)	EUR	6	7
Reg. S, 0.00%, 09/15/2023 (e)	EUR	330	395
Reg. S, 0.13%, 04/15/2036 (e)	EUR	120	146
Reg. S, 0.25%, 09/15/2040 (e)	EUR	220	271
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	1,020
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	352
Reg. S, 0.50%, 09/15/2029 (e)	EUR	610	774
Reg. S, 0.75%, 04/15/2031 (e)	EUR	10	13
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	542
Reg. S, 1.13%, 04/15/2034 (e)	EUR	360	498
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	270	427
Reg. S, 1.50%, 04/15/2023 (e)	EUR	830	1,027
Reg. S, 2.00%, 04/15/2024 (e)	EUR	250	321
Reg. S, 2.63%, 07/04/2042 (e)	EUR	170	314
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	100	124
Reg. S, 0.75%, 08/07/2028	EUR	100	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	118
Reg. S, 0.85%, 12/17/2023	EUR	600	728
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	337
Reg. S, 0.01%, 06/30/2028	EUR	180	217
Reg. S, 0.20%, 09/03/2049	EUR	70	81
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,540	3,066
Reg. S, 0.00%, 02/25/2022	EUR	2,460	2,911
Reg. S, 0.00%, 05/25/2022	EUR	2,260	2,678
Reg. S, 0.00%, 02/25/2023	EUR	1,600	1,905
Reg. S, 0.00%, 03/25/2023	EUR	2,530	3,014
Reg. S, 0.00%, 03/25/2024	EUR	1,300	1,558
Reg. S, 0.00%, 03/25/2025	EUR	3,340	4,024
Reg. S, 0.00%, 11/25/2030	EUR	1,530	1,839
Reg. S, 0.25%, 11/25/2026	EUR	2,730	3,354
Reg. S, 0.50%, 05/25/2025	EUR	3,140	3,873
Reg. S, 0.50%, 05/25/2026	EUR	28	35
Reg. S, 0.50%, 05/25/2029	EUR	1,920	2,421
Reg. S, 0.50%, 05/25/2040 (e)	EUR	1,990	2,478
Reg. S, 0.75%, 05/25/2028	EUR	1,140	1,459
Reg. S, 0.75%, 11/25/2028	EUR	1,140	1,464
Reg. S, 0.75%, 05/25/2052 (e)	EUR	2,230	2,856
Reg. S, 1.00%, 11/25/2025	EUR	470	597
Reg. S, 1.00%, 05/25/2027	EUR	2,430	3,136
Reg. S, 1.25%, 05/25/2034	EUR	1,580	2,189
Reg. S, 1.25%, 05/25/2036 (e)	EUR	1,350	1,889
Reg. S, 1.50%, 05/25/2031	EUR	810	1,127
Reg. S, 1.50%, 05/25/2050 (e)	EUR	1,110	1,706
Reg. S, 1.75%, 05/25/2023	EUR	2,600	3,244
Reg. S, 1.75%, 11/25/2024	EUR	2,930	3,778
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,060	1,623
Reg. S, 1.75%, 05/25/2066 (e)	EUR	810	1,429
Reg. S, 2.00%, 05/25/2048 (e)	EUR	1,060	1,787
Reg. S, 2.25%, 10/25/2022	EUR	900	1,119
Reg. S, 2.25%, 05/25/2024	EUR	300	389
Reg. S, 2.50%, 05/25/2030	EUR	4,830	7,218
Reg. S, 2.75%, 10/25/2027	EUR	2,310	3,339
Reg. S, 3.00%, 04/25/2022	EUR	720	892
Reg. S, 3.25%, 10/25/2021	EUR	2,545	3,108
Reg. S, 3.25%, 05/25/2045	EUR	1,290	2,582
Reg. S, 3.50%, 04/25/2026	EUR	36	52
Reg. S, 4.00%, 10/25/2038	EUR	1,070	2,143
Reg. S, 4.00%, 04/25/2055 (e)	EUR	790	1,985
Reg. S, 4.00%, 04/25/2060	EUR	590	1,568

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.25%, 10/25/2023	EUR	760	1,027
Reg. S, 4.50%, 04/25/2041	EUR	1,460	3,217
Reg. S, 4.75%, 04/25/2035	EUR	1,620	3,242
Reg. S, 5.50%, 04/25/2029	EUR	1,830	3,247
Reg. S, 5.75%, 10/25/2032	EUR	1,083	2,192
Reg. S, 6.00%, 10/25/2025	EUR	2,400	3,773
Reg. S, 8.50%, 04/25/2023	EUR	1,220	1,770
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	265
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	900
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	1,300	189
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	193
2.09%, 08/30/2022	SGD	500	378
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	947
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	673
Series 30/A, 3.00%, 08/21/2030	HUF	57,080	197
Series 28/A, 6.75%, 10/22/2028	HUF	25,000	109
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	372
SUB, 8.40%, 03/28/2025		200	267
9.40%, 02/01/2021		12	13
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,833
Reg. S, 2.15%, 07/18/2024	EUR	100	123
4.45%, 02/11/2024		200	221
Indonesia Treasury Bond, (Indonesia),
Series FR81, 6.50%, 06/15/2025	IDR	36,400,000	2,523
Series FR82, 7.00%, 09/15/2030	IDR	29,820,000	2,011
Series FR74, 7.50%, 08/15/2032	IDR	10,000,000	682
Series FR80, 7.50%, 06/15/2035	IDR	10,000,000	676
Series FR83, 7.50%, 04/15/2040	IDR	9,000,000	609
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	209
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	60
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 10/31/2030		1,000	870
0.38%, 07/28/2025		50	50
0.50%, 06/21/2035	EUR	50	63
0.88%, 12/13/2024	GBP	50	66
1.63%, 01/15/2025		215	226
2.50%, 03/19/2024		365	392
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	120
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2022	EUR	330	391

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.20%, 05/15/2027	EUR	880	1,071
Reg. S, 0.20%, 10/18/2030	EUR	620	753
Reg. S, 0.40%, 05/15/2035	EUR	610	749
Reg. S, 0.90%, 05/15/2028	EUR	12	15
Reg. S, 1.10%, 05/15/2029	EUR	240	315
Reg. S, 1.35%, 03/18/2031	EUR	365	495
Reg. S, 1.50%, 05/15/2050	EUR	230	348
Reg. S, 1.70%, 05/15/2037	EUR	290	426
Reg. S, 2.00%, 02/18/2045	EUR	400	654
Reg. S, 2.40%, 05/15/2030	EUR	590	867
Reg. S, 3.40%, 03/18/2024	EUR	490	654
Reg. S, 3.90%, 03/20/2023	EUR	270	352
5.40%, 03/13/2025	EUR	790	1,174
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		200	300
Israel Government Bond - Fixed, (Israel),
Series 327, 2.00%, 03/31/2027	ILS	800	259
Series 142, 5.50%, 01/31/2042	ILS	290	151
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	50	75
2.75%, 07/03/2030		200	221
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	7,724
Reg. S, 0.30%, 08/15/2023 (e)	EUR	1,640	1,941
0.35%, 11/01/2021	EUR	1,421	1,677
Reg. S, 0.60%, 06/15/2023	EUR	1,640	1,959
Reg. S, 0.90%, 08/01/2022	EUR	950	1,137
Reg. S, 0.95%, 09/15/2027 (e)	EUR	290	349
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,792
Reg. S, 1.00%, 07/15/2022	EUR	1,600	1,917
Reg. S, 1.25%, 12/01/2026	EUR	100	123
1.35%, 04/15/2022	EUR	72	86
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,714
Reg. S, 1.45%, 11/15/2024	EUR	1,900	2,348
Reg. S, 1.45%, 05/15/2025	EUR	770	953
Reg. S, 1.45%, 03/01/2036 (e)	EUR	880	1,063
1.50%, 06/01/2025	EUR	1,620	2,012
Reg. S, 1.65%, 12/01/2030 (e)	EUR	1,310	1,652
Reg. S, 1.65%, 03/01/2032 (e)	EUR	513	647
Reg. S, 1.75%, 07/01/2024	EUR	1,140	1,420
Reg. S, 1.80%, 03/01/2041 (e)	EUR	560	688
Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,260	2,848
2.00%, 12/01/2025	EUR	760	969
2.05%, 08/01/2027	EUR	1,290	1,666
Reg. S, 2.10%, 07/15/2026	EUR	1,480	1,903
2.15%, 12/15/2021	EUR	320	386
2.20%, 06/01/2027	EUR	1,790	2,331
Reg. S, 2.25%, 09/01/2036 (e)	EUR	800	1,073

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	1,062	1,338
Reg. S, 2.45%, 09/01/2033 (e)	EUR	460	628
Reg. S, 2.45%, 09/01/2050 (e)	EUR	810	1,104
Reg. S, 2.50%, 11/15/2025	EUR	279	364
Reg. S, 2.70%, 03/01/2047 (e)	EUR	260	371
Reg. S, 2.80%, 12/01/2028	EUR	590	809
Reg. S, 2.80%, 03/01/2067 (e)	EUR	530	771
Reg. S, 2.95%, 09/01/2038 (e)	EUR	280	409
Reg. S, 3.00%, 08/01/2029	EUR	1,320	1,850
Reg. S, 3.10%, 03/01/2040 (e)	EUR	630	940
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,701
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,670	4,022
Reg. S, 3.45%, 03/01/2048 (e)	EUR	500	811
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,160	1,696
3.75%, 09/01/2024	EUR	1,230	1,646
Reg. S, 3.85%, 09/01/2049 (e)	EUR	640	1,111
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	2,135
4.50%, 05/01/2023	EUR	3,000	3,936
4.50%, 03/01/2024	EUR	59	80
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,332
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,470	2,266
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,170	4,113
5.00%, 03/01/2022	EUR	2,250	2,835
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,264
Reg. S, 5.00%, 08/01/2034 (e)	EUR	1,020	1,780
Reg. S, 5.00%, 08/01/2039 (e)	EUR	970	1,808
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,802
5.25%, 11/01/2029	EUR	1,000	1,636
5.50%, 09/01/2022	EUR	760	988
Reg. S, 5.50%, 11/01/2022	EUR	1,390	1,821
5.75%, 02/01/2033	EUR	490	886
Reg. S, 6.00%, 05/01/2031	EUR	1,150	2,040
6.50%, 11/01/2027	EUR	710	1,172
7.25%, 11/01/2026	EUR	1,580	2,609
Italy Certificati di Credito del Tesoro, (Italy), Zero Coupon, 11/29/2021	EUR	1,380	1,623
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	207
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 75, 1.96%, 09/19/2031	JPY	100,000	1,125
Series 37, 2.42%, 06/20/2028	JPY	100,000	1,115
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	200	236
Series 69, 0.48%, 02/28/2025	JPY	100,000	966
Series 55, 0.78%, 12/28/2023	JPY	100,000	971
Series 39, 0.82%, 08/26/2022	JPY	10,000	96

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Five Year Bond, (Japan),
Series 134, 0.10%, 12/20/2022	JPY	1,000,000	9,532
Series 135, 0.10%, 03/20/2023	JPY	1,735,200	16,547
Series 136, 0.10%, 06/20/2023	JPY	2,000,000	19,084
Series 137, 0.10%, 09/20/2023	JPY	1,053,500	10,057
Series 140, 0.10%, 06/20/2024	JPY	48,000	459
Series 142, 0.10%, 12/20/2024	JPY	1,023,500	9,800
Series 143, 0.10%, 03/20/2025	JPY	586,400	5,616
Series 144, 0.10%, 06/20/2025	JPY	816,300	7,818
Japan Government Forty Year Bond, (Japan),
Series 9, 0.40%, 03/20/2056	JPY	6,900	61
Series 12, 0.50%, 03/20/2059	JPY	32,600	297
Series 11, 0.80%, 03/20/2058	JPY	199,000	2,000
Series 10, 0.90%, 03/20/2057	JPY	264,050	2,734
Series 8, 1.40%, 03/20/2055	JPY	223,000	2,629
Series 7, 1.70%, 03/20/2054	JPY	5,600	70
Series 3, 2.20%, 03/20/2050	JPY	497,000	6,755
Series 4, 2.20%, 03/20/2051	JPY	10,850	149
Series 1, 2.40%, 03/20/2048	JPY	100,000	1,394
Japan Government Ten Year Bond, (Japan),
Series 342, 0.10%, 03/20/2026	JPY	1,410,000	13,522
Series 343, 0.10%, 06/20/2026	JPY	988,200	9,481
Series 345, 0.10%, 12/20/2026	JPY	690,000	6,629
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	9,610
Series 347, 0.10%, 06/20/2027	JPY	1,381,350	13,279
Series 348, 0.10%, 09/20/2027	JPY	9,000	87
Series 349, 0.10%, 12/20/2027	JPY	8,250	79
Series 350, 0.10%, 03/20/2028	JPY	62,300	599
Series 352, 0.10%, 09/20/2028	JPY	21,050	202
Series 354, 0.10%, 03/20/2029	JPY	142,650	1,369
Series 355, 0.10%, 06/20/2029	JPY	59,350	569
Series 356, 0.10%, 09/20/2029	JPY	1,430,000	13,700
Series 357, 0.10%, 12/20/2029	JPY	700,000	6,703
Series 358, 0.10%, 03/20/2030	JPY	1,115,100	10,667
Series 359, 0.10%, 06/20/2030	JPY	94,300	901
Series 340, 0.40%, 09/20/2025	JPY	33,600	327
Series 328, 0.60%, 03/20/2023	JPY	61,850	597
Series 332, 0.60%, 12/20/2023	JPY	39,150	380
Series 326, 0.70%, 12/20/2022	JPY	568,700	5,492
Series 329, 0.80%, 06/20/2023	JPY	12,800	124
Series 330, 0.80%, 09/20/2023	JPY	293,800	2,863
Japan Government Thirty Year Bond, (Japan),
Series 51, 0.30%, 06/20/2046	JPY	5,750	52
Series 63, 0.40%, 06/20/2049	JPY	2,150	19
Series 64, 0.40%, 09/20/2049	JPY	16,000	144
Series 65, 0.40%, 12/20/2049	JPY	530,000	4,775
Series 66, 0.40%, 03/20/2050	JPY	194,600	1,750
Series 53, 0.60%, 12/20/2046	JPY	9,550	92

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 67, 0.60%, 06/20/2050	JPY	477,500	4,527
Series 61, 0.70%, 12/20/2048	JPY	8,450	83
Series 50, 0.80%, 03/20/2046	JPY	8,200	83
Series 57, 0.80%, 12/20/2047	JPY	326,000	3,286
Series 58, 0.80%, 03/20/2048	JPY	38,050	383
Series 48, 1.40%, 09/20/2045	JPY	172,150	1,975
Series 49, 1.40%, 12/20/2045	JPY	14,950	172
Series 45, 1.50%, 12/20/2044	JPY	2,900	34
Series 46, 1.50%, 03/20/2045	JPY	711,600	8,305
Series 47, 1.60%, 06/20/2045	JPY	627,000	7,459
Series 11, 1.70%, 06/20/2033	JPY	100,000	1,132
Series 39, 1.90%, 06/20/2043	JPY	50,550	627
Series 33, 2.00%, 09/20/2040	JPY	373,950	4,625
Series 35, 2.00%, 09/20/2041	JPY	3,350	42
Series 21, 2.30%, 12/20/2035	JPY	588,000	7,270
Series 32, 2.30%, 03/20/2040	JPY	3,200	41
Japan Government Twenty Year Bond, (Japan),
Series 157, 0.20%, 06/20/2036	JPY	4,350	41
Series 168, 0.40%, 03/20/2039	JPY	689,000	6,567
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,376
Series 173, 0.40%, 06/20/2040	JPY	872,500	8,267
Series 164, 0.50%, 03/20/2038	JPY	109,150	1,063
Series 167, 0.50%, 12/20/2038	JPY	1,293,700	12,556
Series 161, 0.60%, 06/20/2037	JPY	10,600	105
Series 166, 0.70%, 09/20/2038	JPY	22,000	221
Series 155, 1.00%, 12/20/2035	JPY	869,450	9,151
Series 151, 1.20%, 12/20/2034	JPY	27,000	291
Series 152, 1.20%, 03/20/2035	JPY	557,100	6,009
Series 154, 1.20%, 09/20/2035	JPY	570,000	6,155
Series 153, 1.30%, 06/20/2035	JPY	800,000	8,741
Series 60, 1.40%, 12/20/2022	JPY	91,000	892
Series 150, 1.40%, 09/20/2034	JPY	19,550	216
Series 59, 1.70%, 12/20/2022	JPY	39,600	391
Series 145, 1.70%, 06/20/2033	JPY	23,000	260
Series 122, 1.80%, 09/20/2030	JPY	924,000	10,302
Series 121, 1.90%, 09/20/2030	JPY	35,550	400
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	21,075
Series 75, 2.10%, 03/20/2025	JPY	37,000	386
Series 80, 2.10%, 06/20/2025	JPY	517,000	5,416
Series 94, 2.10%, 03/20/2027	JPY	47,500	515
Series 105, 2.10%, 09/20/2028	JPY	25,450	283
Japan Government Two Year Bond, (Japan),
Series 410, 0.10%, 03/01/2022	JPY	900,000	8,566
Series 412, 0.10%, 05/01/2022	JPY	510,000	4,858
Series 415, 0.10%, 08/01/2022	JPY	959,300	9,138
Japan Housing Finance Agency, (Japan),
Series 108, 1.43%, 06/18/2027	JPY	100,000	1,031

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 71, 1.75%, 03/19/2026	JPY	200,000	2,068
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,895
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	99,413	953
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	816
Kingdom of Belgium Government Bond, (Belgium),
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,040	1,260
Series 89, Reg. S, 0.10%, 06/22/2030	EUR	700	852
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	980	1,179
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	360	439
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	780	957
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	870	1,089
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	100	128
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,400	1,801
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	610	795
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,200	1,534
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	260	345
Series 86, Reg. S, 1.25%, 04/22/2033	EUR	700	967
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	50	72
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	920	1,420
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	390	625
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	410	633
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	280	551
Series 68, Reg. S, 2.25%, 06/22/2023	EUR	320	405
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	310	585
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	80	105
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,090	3,497
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	460	981
Series 48, 4.00%, 03/28/2022	EUR	880	1,104
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	530	925
Series 65, Reg. S, 4.25%, 09/28/2022 (e)	EUR	460	593
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	620	1,316
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	450	917
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	119
Reg. S, 0.63%, 04/20/2026	EUR	500	617
Kommunekredit, (Denmark), Reg. S, 0.50%, 01/24/2025	EUR	700	853
Kommuninvest I Sverige AB, (Sweden),
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	551
Series G23, Reg. S, 0.63%, 06/01/2023	SEK	100	11
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	331
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	581
Reg. S, 1.50%, 05/12/2025	SEK	3,000	356
Korea Development Bank (The), (South Korea),
Reg. S, 4.50%, 11/10/2020	CNH	10,000	1,476
6.00%, 01/22/2025	IDR	15,000,000	986

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Korea Expressway Corp., (South Korea), Reg. S, 4.73%, 03/28/2021	CNH	5,000	743
Korea Housing Finance Corp., (South Korea), Reg. S, 0.10%, 06/18/2024	EUR	100	118
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	326
Korea National Oil Corp., (South Korea), Reg. S, 0.00%, 10/04/2024	CHF	300	326
Korea Treasury Bond, (South Korea),
Series 2306, 1.00%, 06/10/2023	KRW	3,245,000	2,786
Series 2509, 1.13%, 09/10/2025	KRW	2,830,000	2,419
Series 3909, 1.13%, 09/10/2039	KRW	5,843,630	4,627
Series 2212, 1.25%, 12/10/2022	KRW	6,850,000	5,912
Series 2912, 1.38%, 12/10/2029	KRW	3,441,000	2,923
Series 3006, 1.38%, 06/10/2030	KRW	1,200,000	1,020
Series 2612, 1.50%, 12/10/2026	KRW	2,600,000	2,257
Series 3609, 1.50%, 09/10/2036	KRW	900,000	767
Series 5003, 1.50%, 03/10/2050	KRW	2,097,000	1,749
Series 6609, 1.50%, 09/10/2066	KRW	340,000	277
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.05%, 09/06/2029	EUR	100	120
Reg. S, 0.13%, 03/07/2024	EUR	180	216
Reg. S, 1.25%, 02/23/2033	EUR	200	272
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.63%, 01/27/2026	EUR	380	472
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	278
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	589
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	713
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	371
Land Thueringen, (Germany), Reg. S, 0.05%, 05/06/2030	EUR	260	314
Latvia Government International Bond, (Latvia),
Reg. S, 1.13%, 05/30/2028	EUR	390	503
Reg. S, 1.38%, 05/16/2036	EUR	110	153
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	84
Reg. S, 0.50%, 07/28/2050	EUR	140	159
Reg. S, 0.75%, 05/06/2030	EUR	440	555
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	289
Reg. S, 0.00%, 11/13/2026	EUR	130	158
Reg. S, 0.00%, 04/28/2030	EUR	150	182
Malaysia Government Bond, (Malaysia),
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,384
Series 519, 3.76%, 05/22/2040	MYR	30	8
Series 215, 3.80%, 09/30/2022	MYR	1,000	250
Series 219, 3.89%, 08/15/2029	MYR	3,800	1,001
Series 318, 4.64%, 11/07/2033	MYR	3,000	832
Series 216, 4.74%, 03/15/2046	MYR	1,000	274

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 418, 4.89%, 06/08/2038	MYR	1,600	455
Series 518, 4.92%, 07/06/2048	MYR	600	167
Malaysia Government Investment Issue, (Malaysia),
Series 418, 3.73%, 03/31/2022	MYR	1,800	445
Series 217, 4.05%, 08/15/2024	MYR	3,090	795
Series 119, 4.13%, 07/09/2029	MYR	1,630	433
Series 218, 4.37%, 10/31/2028	MYR	4,200	1,135
Series 517, 4.76%, 08/04/2037	MYR	1,600	448
Mexican Bonos, (Mexico),
Series M 20, 7.50%, 06/03/2027	MXN	7,000	352
Series M, 7.75%, 05/29/2031	MXN	12,000	612
Series M 20, 8.50%, 05/31/2029	MXN	1,000	53
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	100	108
1.63%, 04/08/2026	EUR	100	118
3.25%, 04/16/2030		200	205
4.75%, 03/08/2044		170	185
5.75%, 10/12/2110		20	23
6.75%, 02/06/2024	GBP	100	150
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	596
Reg. S, 0.38%, 10/13/2026	EUR	100	122
Reg. S, 1.38%, 11/21/2033	EUR	300	411
Reg. S, 1.50%, 07/12/2038	EUR	100	141
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	152
2.55%, 10/09/2029	CAD	300	251
2.80%, 12/03/2023	CAD	1,000	802
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.05%, 01/28/2030	EUR	250	300
0.13%, 09/25/2023	EUR	400	478
Reg. S, 0.25%, 06/07/2024	EUR	683	823
Reg. S, 0.50%, 01/19/2023	EUR	260	312
Reg. S, 0.75%, 10/04/2041	EUR	100	130
Reg. S, 1.00%, 03/01/2028	EUR	300	386
Reg. S, 1.25%, 05/27/2036	EUR	140	193
Reg. S, 1.50%, 06/15/2039	EUR	160	234
5.20%, 03/31/2025	CAD	1,000	875
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2022 (e)	EUR	480	567
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	1,203
Reg. S, 0.00%, 07/15/2030 (e)	EUR	919	1,121
Reg. S, 0.00%, 01/15/2052 (e)	EUR	280	329
Reg. S, 0.25%, 07/15/2025 (e)	EUR	21	26
Reg. S, 0.50%, 07/15/2026 (e)	EUR	1,050	1,313
Reg. S, 0.50%, 01/15/2040 (e)	EUR	484	639
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,520	1,944

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.75%, 07/15/2023 (e)	EUR	1,605	2,010
Reg. S, 2.00%, 07/15/2024 (e)	EUR	560	724
Reg. S, 2.25%, 07/15/2022 (e)	EUR	1,280	1,579
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,080	3,304
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,040	2,139
Reg. S, 3.75%, 01/15/2042 (e)	EUR	658	1,423
Reg. S, 4.00%, 01/15/2037 (e)	EUR	520	1,037
5.50%, 01/15/2028	EUR	210	357
New South Wales Treasury Corp., (Australia),
1.00%, 02/08/2024	AUD	500	367
2.00%, 03/20/2031	AUD	600	460
2.25%, 05/07/2041	AUD	100	74
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	800	658
Reg. S, 3.00%, 02/20/2030	AUD	200	167
Series 22, 6.00%, 03/01/2022	AUD	600	465
New Zealand Government Bond, (New Zealand),
0.50%, 05/15/2024	NZD	1,000	673
1.50%, 05/15/2031	NZD	200	146
1.75%, 05/15/2041	NZD	130	95
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	450	382
Series 429, 3.00%, 04/20/2029	NZD	280	226
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	200	177
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	618
Series 423, Reg. S, 5.50%, 04/15/2023	NZD	450	339
New Zealand Local Government Funding Agency Bond, (New Zealand),
2.00%, 04/15/2037	NZD	100	70
3.50%, 04/14/2033	NZD	400	336
Norway Government Bond, (Norway),
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	3,270	376
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	219
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	357
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	359
Series 475, Reg. S, 2.00%, 05/24/2023 (e)	NOK	1,590	179
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	1,450	173
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	3,240	380
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	300
Reg. S, 0.45%, 05/13/2025	EUR	2,700	3,244
Ontario Teachers’ Finance Trust, (Canada), Reg. S, 0.50%, 05/06/2025	EUR	3,400	4,095
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		60	87
Peruvian Government International Bond, (Peru),
2.39%, 01/23/2026		105	110
2.75%, 01/30/2026	EUR	100	130
2.78%, 01/23/2031		110	119
Reg. S, 6.90%, 08/12/2037	PEN	1,000	331

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Philippine Government International Bond, (Philippines), 9.50%, 02/02/2030		100	165
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.48%, 10/18/2030 (e)	EUR	770	921
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,305	1,607
Reg. S, 0.90%, 10/12/2035 (e)	EUR	337	411
Reg. S, 1.95%, 06/15/2029 (e)	EUR	250	339
Reg. S, 2.13%, 10/17/2028 (e)	EUR	290	396
Reg. S, 2.20%, 10/17/2022 (e)	EUR	740	917
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	300	432
Reg. S, 2.88%, 10/15/2025 (e)	EUR	610	827
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	800
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	79
Reg. S, 4.10%, 04/15/2037 (e)	EUR	510	921
Reg. S, 4.10%, 02/15/2045 (e)	EUR	470	923
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	718
Reg. S, 5.65%, 02/15/2024 (e)	EUR	670	946
Province of Alberta Canada, (Canada),
Reg. S, 1.50%, 12/15/2022	GBP	400	529
2.20%, 06/01/2026	CAD	600	483
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	200	176
7.88%, 11/30/2023	CAD	120	110
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	422
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	188
Province of Ontario Canada, (Canada),
Reg. S, 0.50%, 12/15/2023	GBP	500	647
5.60%, 06/02/2035	CAD	300	340
Province of Quebec Canada, (Canada),
Reg. S, 2.38%, 01/22/2024	EUR	100	128
3.50%, 12/01/2045	CAD	200	195
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	300	277
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,400	1,044
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	800	650
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	825
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	361
Reg. S, 0.88%, 05/25/2027	EUR	100	125
Reg. S, 1.75%, 05/25/2031	EUR	500	688
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	244
Reg. S, 3.63%, 03/27/2024	EUR	100	133
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	953
Reg. S, 0.25%, 05/03/2026	EUR	300	361
Reg. S, 1.05%, 06/22/2040	EUR	100	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 04/20/2023 (e)	EUR	850	1,013
Reg. S, 0.00%, 07/15/2023 (e)	EUR	700	836
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	336
Reg. S, 0.00%, 02/20/2030 (e)	EUR	240	291
Reg. S, 0.50%, 04/20/2027 (e)	EUR	600	752
Reg. S, 0.50%, 02/20/2029 (e)	EUR	610	772
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,268
Reg. S, 0.75%, 02/20/2028 (e)	EUR	320	410
Reg. S, 0.75%, 03/20/2051 (e)	EUR	365	501
Reg. S, 0.85%, 06/30/2120 (e)	EUR	50	72
Reg. S, 1.50%, 02/20/2047 (e)	EUR	290	462
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	361
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	920	1,181
Reg. S, 2.10%, 09/20/2117 (e)	EUR	310	770
Reg. S, 2.40%, 05/23/2034 (e)	EUR	615	977
Reg. S, 3.15%, 06/20/2044 (e)	EUR	350	712
Reg. S, 3.65%, 04/20/2022 (e)	EUR	1,110	1,388
Reg. S, 3.80%, 01/26/2062 (e)	EUR	150	420
Reg. S, 4.15%, 03/15/2037 (e)	EUR	530	1,059
Reg. S, 4.85%, 03/15/2026 (e)	EUR	570	872
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,483
Reg. S, 5.13%, 07/31/2024	EUR	520	719
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,711
Republic of Poland Government Bond, (Poland),
Series 722, Zero Coupon, 07/25/2022	PLN	4,450	1,150
Series 1030, 1.25%, 10/25/2030	PLN	23	6
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,654
Series 726, 2.50%, 07/25/2026	PLN	770	218
Series 727, 2.50%, 07/25/2027	PLN	5,420	1,540
Series 428, 2.75%, 04/25/2028	PLN	500	145
Series 1029, 2.75%, 10/25/2029	PLN	2,290	668
Series 922, 5.75%, 09/23/2022	PLN	1,690	486
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	100	118
Reg. S, 0.00%, 02/10/2025	EUR	60	71
Reg. S, 2.00%, 03/08/2049	EUR	3	4
Romania Government Bond, (Romania), Series 5Y, 3.65%, 07/28/2025	RON	1,000	244
Romanian Government International Bond, (Romania),
Reg. S, 2.75%, 02/26/2026	EUR	15	19
Reg. S, 3.38%, 02/08/2038	EUR	50	62
Reg. S, 3.38%, 01/28/2050	EUR	15	18
Reg. S, 3.62%, 05/26/2030	EUR	25	33
Russian Federal Bond - OFZ, (Russia),
Series 6233, 6.10%, 07/18/2035	RUB	17,890	224
Series 6223, 6.50%, 02/28/2024	RUB	70,390	944

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 6212, 7.05%, 01/19/2028	RUB	53,210	729
Series 6222, 7.10%, 10/16/2024	RUB	69,940	964
Series 6225, 7.25%, 05/10/2034	RUB	364	5
Series 6220, 7.40%, 12/07/2022	RUB	20,430	278
Series 6228, 7.65%, 04/10/2030	RUB	58,968	839
Series 6221, 7.70%, 03/23/2033	RUB	27,810	400
Series 6226, 7.95%, 10/07/2026	RUB	951	14
Series 6207, 8.15%, 02/03/2027	RUB	32,780	476
SA de Gestion de Stocks de Securite, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	134
Saudi Government International Bond, (Saudi Arabia), Reg. S, 0.75%, 07/09/2027	EUR	100	117
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	237
Reg. S, 0.13%, 10/18/2024	EUR	500	597
Singapore Government Bond, (Singapore),
2.00%, 02/01/2024	SGD	1,000	773
2.13%, 06/01/2026	SGD	600	478
2.38%, 07/01/2039	SGD	120	104
2.63%, 05/01/2028	SGD	750	625
2.75%, 04/01/2042	SGD	410	382
2.75%, 03/01/2046	SGD	260	251
2.88%, 09/01/2030	SGD	715	623
3.13%, 09/01/2022	SGD	500	386
3.38%, 09/01/2033	SGD	650	612
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	1,070
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	740	985
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	293
Series 225, Reg. S, 3.00%, 02/28/2023	EUR	90	115
Slovenia Government Bond, (Slovenia),
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	200	240
Reg. S, 0.88%, 07/15/2030	EUR	190	241
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	166
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	190
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	305
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	718
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	253
Reg. S, 1.13%, 05/19/2027	EUR	400	510
Reg. S, 1.50%, 05/29/2037	EUR	300	417
2.00%, 11/12/2026	CHF	300	370
Reg. S, 2.00%, 02/05/2048	EUR	100	153
5.00%, 10/10/2033	EUR	200	378
Reg. S, 5.00%, 03/11/2052	GBP	120	284
Reg. S, 5.25%, 12/07/2028	GBP	300	521
Societe Du Grand Paris EPIC, (France),
Reg. S, 1.13%, 10/22/2028	EUR	700	908

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.13%, 05/25/2034	EUR	200	266
Reg. S, 1.70%, 05/25/2050	EUR	200	304
Societe Nationale SNCF SA, (France),
Reg. S, 1.50%, 02/02/2029	EUR	100	131
Reg. S, 4.63%, 02/02/2024	EUR	300	409
Reg. S, 5.38%, 03/18/2027	GBP	400	660
South Australian Government Financing Authority, (Australia),
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	307
Series 23, 4.25%, 11/20/2023	AUD	350	282
Spain Government Bond, (Spain),
0.00%, 04/30/2023	EUR	3,598	4,264
0.00%, 01/31/2025	EUR	1,479	1,756
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	3	4
0.35%, 07/30/2023	EUR	1,880	2,252
0.40%, 04/30/2022	EUR	1,345	1,599
0.45%, 10/31/2022	EUR	1,170	1,398
Reg. S, 0.50%, 04/30/2030 (e)	EUR	920	1,111
Reg. S, 0.60%, 10/31/2029 (e)	EUR	890	1,087
Reg. S, 0.80%, 07/30/2027 (e)	EUR	1,640	2,034
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,120	1,292
Reg. S, 1.20%, 10/31/2040 (e)	EUR	1,020	1,280
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,510	3,235
Reg. S, 1.30%, 10/31/2026 (e)	EUR	770	983
Reg. S, 1.40%, 04/30/2028 (e)	EUR	16	21
Reg. S, 1.45%, 10/31/2027 (e)	EUR	2,040	2,642
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,020	3,947
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,520	1,972
Reg. S, 1.60%, 04/30/2025 (e)	EUR	850	1,083
Reg. S, 1.85%, 07/30/2035 (e)	EUR	1,650	2,288
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,838
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,813	5,018
Reg. S, 2.35%, 07/30/2033 (e)	EUR	670	973
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	550	910
Reg. S, 2.75%, 10/31/2024 (e)	EUR	930	1,229
Reg. S, 2.90%, 10/31/2046 (e)	EUR	600	1,017
Reg. S, 3.45%, 07/30/2066 (e)	EUR	720	1,463
Reg. S, 3.80%, 04/30/2024 (e)	EUR	940	1,268
Reg. S, 4.20%, 01/31/2037 (e)	EUR	710	1,299
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,763	2,561
Reg. S, 4.70%, 07/30/2041 (e)	EUR	910	1,863
Reg. S, 4.90%, 07/30/2040 (e)	EUR	860	1,780
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,230	2,034
Reg. S, 5.15%, 10/31/2044 (e)	EUR	850	1,913
5.75%, 07/30/2032	EUR	800	1,527
Reg. S, 5.85%, 01/31/2022 (e)	EUR	1,270	1,615
Reg. S, 5.90%, 07/30/2026 (e)	EUR	16	26
6.00%, 01/31/2029	EUR	1,430	2,501

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
State of Brandenburg, (Germany), Reg. S, 1.45%, 11/26/2038	EUR	180	262
State of Bremen, (Germany),
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	37
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	39
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	54
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	736
State of Hesse, (Germany),
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	291
Reg. S, 0.88%, 12/10/2024	EUR	600	744
Reg. S, 1.38%, 06/10/2024	EUR	490	615
State of Lower Saxony, (Germany),
0.05%, 03/09/2035	EUR	130	154
Series 878, Reg. S, 0.38%, 01/09/2026	EUR	690	845
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	413
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.20%, 04/09/2030	EUR	100	123
Reg. S, 0.38%, 02/16/2023	EUR	400	479
Reg. S, 0.38%, 09/02/2050	EUR	130	159
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	445
Reg. S, 0.75%, 08/16/2041	EUR	360	472
Reg. S, 0.80%, 07/30/2049	EUR	100	135
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	149
Reg. S, 1.38%, 01/15/2120	EUR	120	178
Reg. S, 1.45%, 02/16/2043	EUR	100	150
Reg. S, 1.65%, 02/22/2038	EUR	110	164
Reg. S, 1.65%, 05/16/2047	EUR	80	128
Reg. S, 1.75%, 10/26/2057	EUR	100	175
Reg. S, 1.75%, 07/11/2068	EUR	20	36
Reg. S, 1.88%, 09/15/2022	EUR	600	737
Reg. S, 1.88%, 03/15/2024	EUR	630	800
Reg. S, 2.15%, 03/21/2119	EUR	180	368
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	538
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	271
Reg. S, 0.75%, 01/19/2026	EUR	350	437
State of Saxony-Anhalt, (Germany), Reg. S, 1.88%, 04/10/2024	EUR	300	382
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	160	195
Reg. S, 0.50%, 03/22/2029	EUR	140	176
Reg. S, 0.63%, 08/31/2028	EUR	140	177
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	358
Sweden Government Bond, (Sweden),
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	3,640	412
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	2,490	300
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	574
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	7,010	828

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1054, 3.50%, 06/01/2022	SEK	6,250	743
Series 1053, 3.50%, 03/30/2039	SEK	2,210	388
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	273
Reg. S, 0.00%, 06/26/2034	CHF	440	503
Reg. S, 0.00%, 07/24/2039	CHF	130	149
Reg. S, 0.50%, 05/27/2030	CHF	430	513
Reg. S, 0.50%, 06/28/2045	CHF	60	79
Reg. S, 0.50%, 05/30/2058	CHF	160	234
Reg. S, 1.25%, 06/11/2024	CHF	410	479
Reg. S, 1.25%, 06/27/2037	CHF	230	317
Reg. S, 1.50%, 07/24/2025	CHF	190	229
Reg. S, 1.50%, 04/30/2042	CHF	90	137
Reg. S, 2.00%, 05/25/2022	CHF	200	227
Reg. S, 2.00%, 06/25/2064	CHF	80	184
Reg. S, 3.25%, 06/27/2027	CHF	510	702
Reg. S, 4.00%, 01/06/2049	CHF	130	321
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	13,000	421
1.60%, 12/17/2029	THB	37,000	1,193
1.88%, 06/17/2049	THB	11,000	325
2.00%, 12/17/2022	THB	18,000	585
2.13%, 12/17/2026	THB	1,570	53
2.40%, 12/17/2023	THB	50,000	1,662
2.88%, 12/17/2028	THB	52,000	1,849
3.30%, 06/17/2038	THB	41,300	1,578
3.60%, 06/17/2067	THB	12,000	497
Tokyo Metropolitan Government, (Japan), Series 716, 0.77%, 12/20/2022	JPY	100,000	964
Treasury Corp. of Victoria, (Australia),
1.00%, 11/20/2023	AUD	850	623
2.25%, 11/20/2034	AUD	900	692
2.25%, 11/20/2041	AUD	400	294
Reg. S, 3.00%, 10/20/2028	AUD	600	499
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	118
Reg. S, 0.10%, 11/25/2026	EUR	600	719
Reg. S, 0.25%, 11/25/2029	EUR	500	606
Reg. S, 0.25%, 07/16/2035	EUR	200	238
Reg. S, 0.63%, 03/03/2026	EUR	100	123
Reg. S, 0.88%, 10/25/2022	EUR	1,100	1,323
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2023	GBP	1,840	2,383
Reg. S, 0.13%, 01/30/2026	GBP	160	208
Reg. S, 0.13%, 01/31/2028	GBP	140	181
Reg. S, 0.38%, 10/22/2030	GBP	1,050	1,370
Reg. S, 0.50%, 07/22/2022	GBP	1,970	2,566
Reg. S, 0.50%, 10/22/2061	GBP	700	838

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.63%, 06/07/2025	GBP	2,690	3,583
Reg. S, 0.63%, 10/22/2050	GBP	980	1,213
Reg. S, 0.75%, 07/22/2023	GBP	2,380	3,143
Reg. S, 0.88%, 10/22/2029	GBP	2,290	3,139
Reg. S, 1.00%, 04/22/2024	GBP	990	1,327
Reg. S, 1.25%, 07/22/2027	GBP	2,480	3,464
Reg. S, 1.25%, 10/22/2041	GBP	310	440
Reg. S, 1.50%, 07/22/2026	GBP	2,420	3,402
Reg. S, 1.50%, 07/22/2047	GBP	1,360	2,066
Reg. S, 1.63%, 10/22/2028	GBP	1,300	1,884
Reg. S, 1.63%, 10/22/2054	GBP	610	994
Reg. S, 1.63%, 10/22/2071	GBP	540	1,002
Reg. S, 1.75%, 09/07/2037	GBP	1,420	2,162
Reg. S, 1.75%, 01/22/2049	GBP	1,160	1,873
Reg. S, 1.75%, 07/22/2057	GBP	1,010	1,730
Reg. S, 2.00%, 09/07/2025	GBP	2,160	3,074
Reg. S, 2.25%, 09/07/2023	GBP	2,190	3,018
Reg. S, 2.50%, 07/22/2065	GBP	980	2,135
Reg. S, 2.75%, 09/07/2024	GBP	520	746
Reg. S, 3.25%, 01/22/2044	GBP	1,570	3,106
Reg. S, 3.50%, 01/22/2045	GBP	2,375	4,929
Reg. S, 3.50%, 07/22/2068	GBP	930	2,569
Reg. S, 3.75%, 07/22/2052	GBP	830	1,983
Reg. S, 4.00%, 03/07/2022	GBP	1,796	2,451
Reg. S, 4.00%, 01/22/2060	GBP	1,080	2,964
Reg. S, 4.25%, 12/07/2027	GBP	1,210	2,033
Reg. S, 4.25%, 06/07/2032	GBP	2,210	4,126
Reg. S, 4.25%, 03/07/2036	GBP	1,130	2,258
Reg. S, 4.25%, 09/07/2039	GBP	1,450	3,070
Reg. S, 4.25%, 12/07/2040	GBP	1,780	3,835
Reg. S, 4.25%, 12/07/2046	GBP	3,115	7,346
Reg. S, 4.25%, 12/07/2049	GBP	1,335	3,297
Reg. S, 4.25%, 12/07/2055	GBP	1,230	3,311
Reg. S, 4.50%, 09/07/2034	GBP	1,770	3,528
Reg. S, 4.50%, 12/07/2042	GBP	1,050	2,403
Reg. S, 4.75%, 12/07/2030	GBP	1,700	3,192
Reg. S, 4.75%, 12/07/2038	GBP	1,410	3,116
Reg. S, 5.00%, 03/07/2025	GBP	730	1,155
Reg. S, 6.00%, 12/07/2028	GBP	800	1,526
United States International Development Finance Corp., 3.37%, 10/05/2034		97	115
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	67
5.10%, 06/18/2050		90	121
Western Australian Treasury Corp., (Australia),
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	800	620
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	328
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	300	254

Total Foreign Government Securities (Cost $1,302,352)			1,300,612

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 22.9%
FHLMC Gold Pool,
3.50%, 12/01/2044	2,783	2,900
3.50%, 06/01/2045	878	914
3.50%, 05/01/2046	605	630
3.50%, 10/01/2046	524	546
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	48	50
3.00%, 12/01/2046	72	75
4.00%, 08/01/2040	702	774
4.00%, 11/01/2047	5,746	6,166
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 12 Month + 1.64%), 3.46%, 01/01/2050 (aa)	199	208
FHLMC Pool, 6.00%, 08/01/2035	61	65
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	934	986
3.50%, 07/01/2039	565	595
3.50%, 08/01/2039	2,000	2,111
3.50%, 09/01/2039	1,071	1,134
FHLMC Pool, Single Family, 30 years,
2.50%, 09/01/2050	17,606	18,482
3.00%, 11/01/2049	4,303	4,560
3.00%, 05/01/2050	5,957	6,431
3.00%, 07/01/2050	349	366
3.00%, 08/01/2050	12,669	13,304
3.00%, 09/01/2050	9,977	10,457
3.50%, 03/01/2048	601	657
3.50%, 05/01/2048	10,858	11,558
3.50%, 01/01/2049	251	266
3.50%, 05/01/2049	11,894	12,548
3.50%, 07/01/2049	1,066	1,124
3.50%, 09/01/2049	2,504	2,701
3.50%, 10/01/2049	1,275	1,376
3.50%, 11/01/2049	215	226
3.50%, 12/01/2049	612	645
3.50%, 01/01/2050	1,422	1,502
3.50%, 03/01/2050	478	504
3.50%, 04/01/2050	13,377	14,337
4.00%, 10/01/2048	9,993	10,721
4.00%, 04/01/2049	9,995	10,717
4.00%, 09/01/2049	3,290	3,630
4.00%, 08/01/2050	3,957	4,223
4.50%, 08/01/2049	3,294	3,682
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2035 (w)	575	588
TBA, 2.00%, 10/01/2035 (w)	10,575	10,995

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 2.00%, 11/01/2035 (w)	43,000	44,688
TBA, 2.50%, 10/01/2035 (w)	19,025	19,866
TBA, 3.00%, 10/01/2035 (w)	5,000	5,247
TBA, 3.50%, 10/01/2035 (w)	950	1,006
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 10/01/2050 (w)	32,400	33,499
TBA, 2.00%, 12/01/2050 (w)	93,700	96,539
TBA, 2.50%, 10/01/2050 (w)	17,598	18,459
TBA, 2.50%, 11/01/2050 (w)	2,500	2,619
TBA, 3.00%, 10/01/2050 (w)	20,769	21,757
TBA, 3.00%, 11/01/2050 (w)	4,900	5,134
TBA, 3.50%, 10/01/2050 (w)	3,150	3,321
TBA, 4.00%, 10/01/2050 (w)	550	587
TBA, 4.00%, 11/01/2050 (w)	9,500	10,143
TBA, 4.50%, 10/01/2050 (w)	1,375	1,487
TBA, 5.00%, 10/01/2050 (w)	2,000	2,191
FNMA Pool,
3.50%, 08/01/2032	139	149
4.00%, 04/01/2041	253	276
4.00%, 08/01/2046	219	241
FNMA Pool, Single Family, 15 years,
2.50%, 03/01/2035	4,177	4,362
2.50%, 08/01/2035	491	514
3.00%, 02/01/2034	3,436	3,610
3.00%, 10/01/2034	10,000	10,488
3.00%, 01/01/2035	21,000	22,032
3.00%, 06/01/2035	4,722	4,954
3.50%, 03/01/2035	3,704	3,978
3.50%, 05/01/2035	89	94
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	788	872
3.50%, 08/01/2038	366	386
3.50%, 04/01/2039	52	55
3.50%, 08/01/2039	603	635
FNMA Pool, Single Family, 30 years,
2.50%, 08/01/2050	1,512	1,587
2.50%, 10/01/2050	6,002	6,315
2.50%, 09/01/2050	26,102	27,401
3.00%, 08/01/2046	3,055	3,212
3.00%, 03/01/2050	2,843	3,041
3.00%, 07/01/2050	5,475	5,812
3.00%, 09/01/2050	19,487	20,425
3.50%, 08/01/2044	35	37
3.50%, 12/01/2045	5,579	5,944
3.50%, 02/01/2048	4,699	4,973
3.50%, 03/01/2048	408	448
3.50%, 05/01/2049	3,983	4,213

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 07/01/2049	1,751	1,845
3.50%, 08/01/2048	500	527
3.50%, 09/01/2048	85	90
3.50%, 10/01/2048	2,123	2,243
3.50%, 06/01/2049	94	99
3.50%, 08/01/2049	463	488
3.50%, 01/01/2050	672	708
3.50%, 02/01/2050	1,374	1,447
3.50%, 03/01/2050	27,424	28,888
3.50%, 05/01/2050	6,714	7,136
3.50%, 07/01/2050	458	485
4.00%, 04/01/2039	2,699	2,936
4.00%, 03/01/2042	1,101	1,240
4.00%, 04/01/2043	540	595
4.00%, 02/01/2045	534	588
4.00%, 09/01/2046	293	328
4.00%, 03/01/2048	255	273
4.00%, 06/01/2049	2,795	3,064
4.00%, 11/01/2049	465	512
4.00%, 05/01/2050	3,333	3,556
4.50%, 09/01/2048	2,057	2,227
4.50%, 05/01/2049	1,950	2,108
5.00%, 09/01/2049	3,013	3,367
GNMA II Pool,
3.50%, 08/20/2049	727	754
3.50%, 11/20/2049	738	765
4.00%, 11/20/2041	48	51
4.50%, 08/20/2040	76	81
4.50%, 10/20/2040	79	85
GNMA II Pool, Single Family, 30 years,
3.00%, 04/20/2049	95	100
3.00%, 05/20/2050	197	207
3.00%, 07/20/2050	10,320	10,887
3.00%, 08/20/2050	2,843	3,005
3.50%, 09/20/2047	4,680	4,995
3.50%, 07/20/2049	3,935	4,139
3.50%, 01/20/2050	3,152	3,313
3.50%, 04/20/2050	434	459
4.00%, 07/20/2048	3,791	4,042
4.00%, 11/20/2048	109	117
4.00%, 05/20/2049	2,330	2,477
4.50%, 10/20/2049	2,994	3,207
5.00%, 12/20/2048	560	619
GNMA, Single Family, 30 years,
TBA, 2.00%, 10/01/2050 (w)	125	130
TBA, 2.00%, 11/01/2050 (w)	15,000	15,553
TBA, 2.00%, 12/01/2050 (w)	10,000	10,350

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 2.50%, 10/01/2050 (w)	5,175	5,435
TBA, 2.50%, 11/01/2050 (w)	12,600	13,209
TBA, 2.50%, 12/01/2050 (w)	2,100	2,198
TBA, 3.00%, 10/01/2050 (w)	150	157
TBA, 3.00%, 11/01/2050 (w)	20,325	21,272
TBA, 3.50%, 10/01/2050 (w)	2,875	3,027
TBA, 3.50%, 11/01/2050 (w)	100	105
TBA, 4.00%, 10/01/2050 (w)	1,175	1,248
TBA, 4.00%, 11/01/2050 (w)	8,500	9,038
TBA, 4.50%, 10/01/2050 (w)	400	429
TBA, 5.00%, 10/01/2050 (w)	675	735

Total Mortgage-Backed Securities (Cost $752,377)		752,290

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	100	141

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	108
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	15
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	72
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	54
Los Angeles Unified School District, Build America Bonds, GO, 5.75%, 07/01/2034	25	35
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	83
GO, 7.55%, 04/01/2039	50	88
GO, 7.60%, 11/01/2040	50	90
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	52
University of California, Taxable, Series AQ, Rev., 4.77%, 05/15/2115	20	28

		625

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	655	981

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	101

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	16

Michigan — 0.0% (g)
University of Michigan, Taxable, Series B, Rev., 2.56%, 04/01/2050	25	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	40

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	32
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	51

		83

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	35
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	46
Port Authority of New York & New Jersey, Consolidated, Series 174, Rev., 4.46%, 10/01/2062	20	26

		107

Oregon — 0.0% (g)
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	72

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	30
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	43
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	15	26
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	10
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046	10	14

		123

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	56

Total Municipal Bonds (Cost $2,347)		2,371

U.S. Government Agency Securities — 4.1%
FHLB,
0.50%, 04/14/2025	2,000	2,015
3.25%, 11/16/2028	650	780
5.50%, 07/15/2036	200	312
FHLMC,
0.13%, 07/25/2022	5	5
0.25%, 08/24/2023	2,650	2,652
0.38%, 07/21/2025	800	800
1.50%, 02/12/2025	215	226

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
6.25%, 07/15/2032		207	324
6.75%, 03/15/2031		400	625
FHLMC Coupon Strips, Zero Coupon, 03/15/2030		235	209
FNMA,
0.25%, 05/22/2023		3,000	3,002
0.30%, 08/03/2023		100	100
0.35%, 08/18/2023		1,500	1,499
0.88%, 08/05/2030		910	898
5.38%, 06/07/2021	GBP	362	483
6.25%, 05/15/2029		1,000	1,447
FNMA Interest Strip,
Zero Coupon, 09/23/2027		117	109
Zero Coupon, 10/08/2027		129	120
Resolution Funding Corp. Interest Strip, Zero Coupon, 01/15/2030		285	256
Resolution Funding Corp. Principal Strip, Zero Coupon, 01/15/2030		50	45
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	412
5.88%, 04/01/2036		400	626
U.S. Treasury Bonds,
1.13%, 05/15/2040		6,482	6,392
1.13%, 08/15/2040		1,475	1,450
1.25%, 05/15/2050 (dd)		9,480	9,012
1.38%, 08/15/2050		1,511	1,483
2.00%, 02/15/2050		3,259	3,697
2.25%, 08/15/2046		3,000	3,551
2.25%, 08/15/2049		3,300	3,936
2.38%, 11/15/2049		2,200	2,694
2.50%, 02/15/2045		5,500	6,784
2.50%, 02/15/2046		1,000	1,238
2.50%, 05/15/2046		1,975	2,445
2.75%, 11/15/2042		2,000	2,566
2.75%, 08/15/2047		900	1,171
2.75%, 11/15/2047		900	1,172
2.88%, 05/15/2043		2,000	2,616
2.88%, 11/15/2046		1,500	1,987
2.88%, 05/15/2049		3,000	4,028
3.00%, 05/15/2042		800	1,065
3.00%, 11/15/2044		900	1,205
3.00%, 05/15/2045		1,730	2,321
3.00%, 11/15/2045		4,229	5,693
3.00%, 02/15/2047		4,588	6,221
3.00%, 08/15/2048		2,020	2,760
3.00%, 02/15/2049		2,400	3,289
3.13%, 11/15/2041		800	1,083
3.13%, 02/15/2043		860	1,167
3.38%, 11/15/2048		3,700	5,397

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — continued
3.63%, 08/15/2043	3,780	5,521
3.63%, 02/15/2044	3,000	4,392
3.75%, 11/15/2043	3,115	4,636
3.88%, 08/15/2040	900	1,334
4.25%, 11/15/2040	1,769	2,751
4.38%, 05/15/2041	410	650
4.50%, 02/15/2036	1,805	2,734
4.63%, 02/15/2040	1,000	1,613
4.75%, 02/15/2037	300	473
4.75%, 02/15/2041	800	1,322
5.00%, 05/15/2037	300	487
U.S. Treasury Strip Coupon Bonds,
Zero Coupon, 05/15/2024	800	792
Zero Coupon, 11/15/2028 (ee) (ff)	2,000	1,894
Zero Coupon, 11/15/2038	2,250	1,777
Zero Coupon, 11/15/2041 (ff)	200	148
Zero Coupon, 08/15/2045	600	410

Total U.S. Government Agency Securities (Cost $135,181)		134,302

U.S. Treasury Obligations — 13.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	40	43
U.S. Treasury Notes,
0.13%, 04/30/2022	1,265	1,265
0.13%, 05/31/2022	20,200	20,198
0.13%, 06/30/2022	30,000	30,000
0.13%, 07/31/2022	13,200	13,200
0.13%, 07/15/2023	13,000	12,991
0.13%, 08/15/2023	455	455
0.25%, 04/15/2023	1,028	1,031
0.25%, 06/15/2023	11,000	11,029
0.25%, 05/31/2025	10,000	10,001
0.25%, 06/30/2025	10,000	9,997
0.25%, 07/31/2025	20,320	20,306
0.25%, 09/30/2025	2,500	2,497
0.38%, 04/30/2025	1,085	1,091
0.38%, 07/31/2027	6,215	6,184
0.38%, 09/30/2027	1,400	1,392
0.50%, 03/15/2023	8,000	8,069
0.50%, 04/30/2027	3,807	3,825
0.50%, 05/31/2027	4,500	4,519
0.50%, 06/30/2027	5,000	5,019
0.50%, 08/31/2027	2,400	2,407
0.63%, 05/15/2030	13,640	13,600
0.63%, 08/15/2030	3,345	3,328
1.13%, 09/30/2021	267	270
1.25%, 07/31/2023	8,100	8,351
1.50%, 11/30/2021	655	665

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.50%, 02/15/2030	3,399	3,669
1.63%, 02/15/2026	3,000	3,209
1.63%, 05/15/2026	2,500	2,679
1.63%, 08/15/2029	2,000	2,178
1.75%, 05/15/2022	8,000	8,210
1.75%, 09/30/2022	1,400	1,445
1.75%, 05/15/2023	140	146
1.75%, 12/31/2026	40	43
1.75%, 11/15/2029	2,000	2,203
1.88%, 11/30/2021	27,000	27,546
1.88%, 07/31/2022	4,000	4,128
1.88%, 08/31/2022	350	362
2.00%, 11/15/2021	12,000	12,251
2.00%, 02/15/2022	2,000	2,051
2.00%, 07/31/2022	1,600	1,655
2.00%, 11/30/2022	1,560	1,623
2.00%, 02/15/2023	500	522
2.00%, 08/15/2025	3,000	3,251
2.00%, 11/15/2026	6,700	7,356
2.13%, 02/29/2024	55	59
2.13%, 03/31/2024	12,000	12,813
2.13%, 07/31/2024	3,000	3,220
2.13%, 09/30/2024	10,400	11,194
2.13%, 05/15/2025	11,000	11,945
2.25%, 11/15/2024	10,700	11,589
2.25%, 11/15/2025	2,575	2,831
2.25%, 02/15/2027	5,000	5,583
2.25%, 08/15/2027	4,200	4,712
2.38%, 01/31/2023	1,600	1,683
2.38%, 08/15/2024	3,800	4,118
2.38%, 05/15/2027	8,000	9,020
2.38%, 05/15/2029	3,500	4,029
2.63%, 02/15/2029	1,600	1,870
2.75%, 07/31/2023	7,000	7,514
2.75%, 11/15/2023	4,300	4,646
2.75%, 02/15/2024	3,000	3,260
2.75%, 02/28/2025	13,800	15,325
2.75%, 02/15/2028	3,000	3,491
2.88%, 11/15/2021	1	1
2.88%, 09/30/2023	3,000	3,243
2.88%, 10/31/2023	1,524	1,651
2.88%, 04/30/2025	10,900	12,205
2.88%, 11/30/2025	1,300	1,472
2.88%, 05/15/2028	4,500	5,297
2.88%, 08/15/2028	1,800	2,126
3.00%, 09/30/2025	120	136
3.13%, 11/15/2028	5,450	6,568

Total U.S. Treasury Obligations (Cost $427,502)		427,861

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 5.3%
Time Deposits — 5.3%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020		69,813		69,813
Barclays SA, 0.01%, 10/01/2020		1,815		1,815
BNP Paribas SA,
(1.49%), 10/01/2020	CHF	112		122
0.01%, 10/01/2020		4,051		4,051
Brown Brothers Harriman,
(1.49%), 10/01/2020	CHF	16		17
(0.69%), 10/01/2020	EUR	14		16
(0.55%), 10/01/2020	DKK	747		118
(0.28%), 10/01/2020	SEK	—	(h)	—	(h)
(0.23%), 10/01/2020	JPY	7,927		75
(0.10%), 10/01/2020	NOK	625		67
0.00%, 10/01/2020	AUD	204		146
0.01%, 10/01/2020	GBP	—	(h)	—	(h)
0.01%, 10/01/2020	NZD	185		123
0.01%, 10/01/2020	SGD	205		150
0.01%, 10/05/2020	HKD	139		18
0.03%, 10/01/2020	CAD	29		21
Citibank NA,
(0.69%), 10/01/2020	EUR	1,066		1,250
0.01%, 10/01/2020	GBP	590		762
0.01%, 10/01/2020		8,146		8,146
Skandinaviska Enskilda Banken AB,
(0.28%), 10/01/2020	SEK	775		86
0.01%, 10/01/2020		86,152		86,152

Total Time Deposits				172,948

U.S. Government Agency Security — 0.0% (g)
FHLB DN, Zero Coupon, 10/14/2020		900		900

Total Short-Term Investments (Cost $173,848)				173,848

Total Investments, Before Short Positions — 111.1% (Cost — $3,664,859)*				3,654,068
Liabilities in Excess of Other Assets — (11.1)%				(366,214)

NET ASSETS — 100.0%				$3,287,854

Short Positions — 4.8%
Mortgage-Backed Securities — 4.8%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 10/01/2035 (w)		4,000		4,159
TBA, 3.00%, 10/01/2035 (w)		31,800		33,370

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 10/01/2050 (w)	25,000	25,848
TBA, 2.50%, 10/01/2050 (w)	36,623	38,415
TBA, 3.00%, 10/01/2050 (w)	15,700	16,447
TBA, 3.50%, 10/01/2050 (w)	38,300	40,381

Total Mortgage-Backed Securities (Proceeds $158,650)		158,620

Total Securities Sold Short — 4.8% (Proceeds $158,650)		158,620

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	34	12/2020	EUR	6,935	22
Euro Buxl 30 Year Bond	2	12/2020	EUR	506	17
Euro Schatz	142	12/2020	EUR	18,685	10
Eurodollar 3 Month	20	12/2021	USD	4,989	— (h)
Long Gilt	45	12/2020	GBP	7,914	(10)
Swiss Confederation Bond	1	12/2020	CHF	186	1
U.S. Treasury 10 Year Note	15	12/2020	USD	2,091	1
U.S. Treasury 2 Year Note	152	12/2020	USD	33,571	15
U.S. Treasury 5 Year Note	46	12/2020	USD	5,797	1
U.S. Treasury Long Bond	97	12/2020	USD	17,192	(93)
U.S. Treasury Ultra Bond	87	12/2020	USD	19,391	(94)

					(130)

Short Contracts
Euro BOBL	(95)	12/2020	EUR	(15,038)	(18)
Euro Buxl 30 Year Bond	(2)	12/2020	EUR	(523)	1
Long Gilt	(3)	12/2020	GBP	(523)	(4)
U.S. Treasury 10 Year Note	(580)	12/2020	USD	(80,746)	(182)
U.S. Treasury 5 Year Note	(172)	12/2020	USD	(21,654)	(23)
U.S. Treasury Ultra Bond	(3)	12/2020	USD	(671)	5
U.S. Ultra Treasury 10 Year Note	(23)	12/2020	USD	(3,664)	(14)

					(235)

Total unrealized appreciation (depreciation)					(365)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 146	AUD	200	Bank of America, NA	10/02/2020	3
USD 640	AUD	870	Bank of America, NA	10/02/2020	17
AUD 36,320	USD	25,839	BNP Paribas SA	10/02/2020	175
USD 36	AUD	50	BNP Paribas SA	10/02/2020	1
USD 25,913	AUD	35,200	BNP Paribas SA	10/02/2020	701
USD 5,480	AUD	7,633	Citibank, NA	10/02/2020	12
AUD 7,491	USD	5,271	Morgan Stanley & Co.	10/02/2020	95
CAD 12,269	USD	9,161	Citibank, NA	10/02/2020	54
USD 163	CAD	213	HSBC Bank USA, NA	10/02/2020	3
USD 9,031	CAD	11,921	Morgan Stanley & Co.	10/02/2020	78
CHF 2,027	USD	2,190	Barclays Bank plc	10/02/2020	11
USD 2,231	CHF	2,027	Citibank, NA	10/02/2020	30
USD 3,562	CHF	3,210	UBS AG LONDON	10/02/2020	77
USD 1,667	CHF	1,502	UBS AG LONDON	10/02/2020	36
USD 3,381	CHF	3,047	UBS AG LONDON	10/02/2020	73
CHF 3,160	USD	3,427	UBS AG LONDON	10/02/2020	4
CHF 4,549	USD	4,933	UBS AG LONDON	10/02/2020	6
CZK 68,810	USD	2,960	Morgan Stanley & Co.	10/02/2020	21
USD 2,044	CZK	44,993	UBS AG LONDON	10/02/2020	95
USD 1,082	CZK	23,817	UBS AG LONDON	10/02/2020	50
USD 3,444	DKK	21,489	Morgan Stanley & Co.	10/02/2020	59
USD 417	DKK	2,600	Morgan Stanley & Co.	10/02/2020	7
USD 1,813	DKK	11,314	Morgan Stanley & Co.	10/02/2020	31
DKK 32,803	USD	5,157	UBS AG LONDON	10/02/2020	9
DKK 2,600	USD	409	UBS AG LONDON	10/02/2020	1
EUR 22,450	USD	26,282	Bank of America, NA	10/02/2020	40
USD 413	EUR	347	Bank of America, NA	10/02/2020	6
EUR 124,770	USD	146,081	Bank of America, NA	10/02/2020	206
EUR 19,310	USD	22,606	Bank of America, NA	10/02/2020	34
USD 22,726	EUR	19,035	Bank of America, NA	10/02/2020	408
USD 32,496	EUR	27,484	Barclays Bank plc	10/02/2020	273
EUR 30,569	USD	35,649	Barclays Bank plc	10/02/2020	192
USD 73,484	EUR	62,149	Barclays Bank plc	10/02/2020	617
EUR 68,792	USD	80,223	Barclays Bank plc	10/02/2020	432
EUR 30,569	USD	35,561	Citibank, NA	10/02/2020	280
USD 3,522	EUR	2,986	Citibank, NA	10/02/2020	21
USD 78,996	EUR	66,150	Citibank, NA	10/02/2020	1,439
USD 148,009	EUR	123,940	Citibank, NA	10/02/2020	2,695
USD 73,307	EUR	62,149	Citibank, NA	10/02/2020	440
EUR 124,770	USD	146,154	Citibank, NA	10/02/2020	132
EUR 68,792	USD	80,025	Citibank, NA	10/02/2020	629
USD 3,122	EUR	2,639	Citibank, NA	10/02/2020	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (continued):

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 32,418	EUR	27,484	Citibank, NA	10/02/2020	194
USD 78,989	EUR	66,149	Goldman Sachs International	10/02/2020	1,433
USD 148,001	EUR	123,943	Goldman Sachs International	10/02/2020	2,684
USD 1,107	EUR	931	HSBC Bank USA, NA	10/02/2020	16
USD 2,373	EUR	2,006	HSBC Bank USA, NA	10/02/2020	21
USD 1,662	EUR	1,402	Morgan Stanley & Co.	10/02/2020	18
USD 3,545	EUR	2,989	Morgan Stanley & Co.	10/02/2020	41
USD 753	EUR	636	Morgan Stanley & Co.	10/02/2020	7
USD 928	EUR	783	Morgan Stanley & Co.	10/02/2020	10
USD 712	EUR	600	Morgan Stanley & Co.	10/02/2020	9
USD 119	EUR	101	Morgan Stanley & Co.	10/02/2020	—	(h)
USD 1,066	EUR	901	Morgan Stanley & Co.	10/02/2020	10
USD 2,571	EUR	2,173	Morgan Stanley & Co.	10/02/2020	24
USD 1,466	EUR	1,237	Morgan Stanley & Co.	10/02/2020	15
USD 1,419	EUR	1,198	Morgan Stanley & Co.	10/02/2020	14
EUR 125,146	USD	146,392	UBS AG LONDON	10/02/2020	335
USD 329	EUR	275	UBS AG LONDON	10/02/2020	7
USD 26,594	EUR	22,275	UBS AG LONDON	10/02/2020	478
USD 209	EUR	175	UBS AG LONDON	10/02/2020	4
GBP 25,090	USD	32,235	Bank of America, NA	10/02/2020	140
USD 22,823	GBP	17,376	Citibank, NA	10/02/2020	402
GBP 14,426	USD	18,410	Citibank, NA	10/02/2020	204
USD 18,304	GBP	13,936	Citibank, NA	10/02/2020	322
GBP 990	USD	1,271	Citibank, NA	10/02/2020	7
GBP 17,376	USD	22,179	Citibank, NA	10/02/2020	242
GBP 4,092	USD	5,253	Citibank, NA	10/02/2020	27
GBP 25,090	USD	32,232	Citibank, NA	10/02/2020	143
USD 51,629	GBP	38,760	Citibank, NA	10/02/2020	1,615
USD 281	GBP	210	HSBC Bank USA, NA	10/02/2020	10
GBP 25,172	USD	32,364	UBS AG LONDON	10/02/2020	117
USD 124	GBP	93	UBS AG LONDON	10/02/2020	4
USD 51,632	GBP	38,760	UBS AG LONDON	10/02/2020	1,618
USD 1,285	GBP	965	UBS AG LONDON	10/02/2020	39
USD 33	GBP	25	UBS AG LONDON	10/02/2020	1
USD 5,501	GBP	4,132	UBS AG LONDON	10/02/2020	169
USD 1,198	HUF	355,853	Goldman Sachs International	10/02/2020	50
HUF 593,764	USD	1,903	Goldman Sachs International	10/02/2020	12
USD 801	HUF	237,911	Goldman Sachs International	10/02/2020	33
USD 6,023	IDR	87,909,800	Brown Brothers Harriman & Co.	10/02/2020	115
USD 384	JPY	40,000	Bank of America, NA	10/02/2020	4
JPY 7,365,715	USD	69,832	Barclays Bank plc	10/02/2020	9
JPY 500,000	USD	4,740	BNP Paribas SA	10/02/2020	1
JPY 33,168,200	USD	314,280	Citibank, NA	10/02/2020	215
JPY 151,700	USD	1,431	Morgan Stanley & Co.	10/02/2020	7
JPY 60,000	USD	566	Morgan Stanley & Co.	10/02/2020	3
USD 286	JPY	30,000	Morgan Stanley & Co.	10/02/2020	2
USD 183	JPY	19,229	Morgan Stanley & Co.	10/02/2020	1

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (continued):

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
MYR 25,000	USD	6,013	BNP Paribas SA	10/02/2020	4
USD 6,023	MYR	25,000	Deutsche Bank AG	10/02/2020	7
NOK 17,581	USD	1,860	Bank of America, NA	10/02/2020	25
NOK 2,131	USD	223	Citibank, NA	10/02/2020	5
USD 238	NOK	2,131	HSBC Bank USA, NA	10/02/2020	10
USD 729	NOK	6,382	UBS AG LONDON	10/02/2020	45
USD 1,279	NOK	11,199	UBS AG LONDON	10/02/2020	78
USD 2,425	NZD	3,600	Bank of America, NA	10/02/2020	43
NZD 4,200	USD	2,767	Morgan Stanley & Co.	10/02/2020	12
NZD 498	USD	325	Morgan Stanley & Co.	10/02/2020	5
USD 406	NZD	600	UBS AG LONDON	10/02/2020	9
USD 5,569	PLN	20,548	UBS AG LONDON	10/02/2020	254
PLN 20,518	USD	5,295	UBS AG LONDON	10/02/2020	13
SEK 39,297	USD	4,365	Bank of America, NA	10/02/2020	23
SEK 31,740	USD	3,526	Bank of America, NA	10/02/2020	18
USD 2,891	SEK	24,956	Morgan Stanley & Co.	10/02/2020	105
USD 1,661	SEK	14,341	Morgan Stanley & Co.	10/02/2020	60
USD 3,677	SEK	31,740	Morgan Stanley & Co.	10/02/2020	133
USD 639	SEK	5,597	Morgan Stanley & Co.	10/02/2020	14
SEK 5,597	USD	616	Morgan Stanley & Co.	10/02/2020	9
USD 4,271	SGD	5,800	BNP Paribas SA	10/02/2020	22
SGD 5,800	USD	4,237	UBS AG LONDON	10/02/2020	12
USD 7,322	THB	227,600	Goldman Sachs International	10/02/2020	139
HKD 1,600	USD	206	BNP Paribas SA	10/06/2020	—	(h)
CNH 856,570	USD	125,652	Bank of America, NA	10/13/2020	513
USD 74	CNH	500	BNP Paribas SA	10/13/2020	—	(h)
USD 310	CNH	2,100	Citibank, NA	10/13/2020	1
USD 365	IDR	5,438,500	Bank of America, NA	10/16/2020	—	(h)
USD 94	IDR	1,392,500	Bank of America, NA	10/16/2020	—	(h)
USD 94	IDR	1,392,500	Goldman Sachs International	10/16/2020	—	(h)
USD 366	IDR	5,438,500	Goldman Sachs International	10/16/2020	1
USD 723	MYR	3,000	Morgan Stanley & Co.	10/16/2020	2
USD 248	MYR	1,030	Morgan Stanley & Co.	10/16/2020	1
USD 436	CZK	9,653	Citibank, NA	10/19/2020	18
USD 236	CZK	5,177	Citibank, NA	10/19/2020	12
USD 6	DKK	38	Citibank, NA	10/19/2020	—	(h)
USD 308	DKK	1,923	HSBC Bank USA, NA	10/19/2020	6
USD 224	DKK	1,408	HSBC Bank USA, NA	10/19/2020	2
USD 597	EUR	503	HSBC Bank USA, NA	10/19/2020	7
GBP 24	USD	30	Citibank, NA	10/19/2020	1
USD 1,060	GBP	818	Morgan Stanley & Co.	10/19/2020	4
USD 1,009	GBP	779	Morgan Stanley & Co.	10/19/2020	3
GBP 14	USD	18	Morgan Stanley & Co.	10/19/2020	—	(h)
USD 121	HUF	35,485	HSBC Bank USA, NA	10/19/2020	7
USD 310	PLN	1,155	Citibank, NA	10/19/2020	11
USD 122	PLN	450	Citibank, NA	10/19/2020	6
USD 236	PLN	864	HSBC Bank USA, NA	10/19/2020	12

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (continued):

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 250	RON	1,017	Citibank, NA	10/19/2020	5
USD 337	AUD	470	BNP Paribas SA	11/03/2020	—	(h)
USD 717	AUD	1,000	Deutsche Bank AG	11/03/2020	1
USD 38	CHF	35	Citibank, NA	11/03/2020	—	(h)
USD 87	CHF	80	UBS AG LONDON	11/03/2020	—	(h)
USD 94	EUR	80	Citibank, NA	11/03/2020	—	(h)
USD 153	EUR	130	Citibank, NA	11/03/2020	—	(h)
USD 117	EUR	100	Citibank, NA	11/03/2020	—	(h)
USD 141	EUR	120	Citibank, NA	11/03/2020	—	(h)
USD 1,204	EUR	1,026	Morgan Stanley & Co.	11/03/2020	—	(h)
USD 821	EUR	700	UBS AG LONDON	11/03/2020	—	(h)
USD 821	EUR	700	UBS AG LONDON	11/03/2020	—	(h)
USD 39	GBP	30	Citibank, NA	11/03/2020	—	(h)
USD 129	GBP	100	Citibank, NA	11/03/2020	—	(h)
USD 32	GBP	25	Citibank, NA	11/03/2020	—	(h)
USD 506	GBP	392	Morgan Stanley & Co.	11/03/2020	1
USD 206	HKD	1,600	BNP Paribas SA	11/03/2020	—	(h)
USD 99	SEK	885	UBS AG LONDON	11/03/2020	—	(h)
USD 6,217	EUR	5,298	Morgan Stanley & Co.	11/04/2020	1
USD 12,995	EUR	11,074	UBS AG LONDON	11/04/2020	2
USD 2,688	GBP	2,079	Citibank, NA	11/04/2020	5
USD 2,149	GBP	1,662	Morgan Stanley & Co.	11/04/2020	4
CNH 33	USD	5	Barclays Bank plc	11/06/2020	—	(h)
USD 65	CLP	50,223	HSBC Bank USA, NA	12/16/2020	1
USD 415	ILS	1,410	HSBC Bank USA, NA	12/16/2020	3
USD 1,040	MXN	22,914	Morgan Stanley & Co.	12/16/2020	13
USD 340	PEN	1,205	Citibank, NA	12/16/2020	6
USD 482	RUB	36,948	Citibank, NA	12/16/2020	10
USD 1,537	RUB	118,724	Goldman Sachs International	12/16/2020	22
USD 3,054	RUB	235,900	Goldman Sachs International	12/16/2020	44
USD 666	THB	21,000	Citibank, NA	12/16/2020	3
USD 311	THB	9,747	HSBC Bank USA, NA	12/16/2020	3
USD 233	THB	7,330	HSBC Bank USA, NA	12/16/2020	2

Total unrealized appreciation					22,130

AUD 142	CAD	136	HSBC Bank USA, NA	10/02/2020	(—	)(h)
CHF 50	USD	56	UBS AG LONDON	10/02/2020	(1)
EUR 2,778	USD	3,325	Bank of America, NA	10/02/2020	(68)
EUR 291	USD	349	Citibank, NA	10/02/2020	(7)
EUR 2,774	USD	3,320	Goldman Sachs International	10/02/2020	(67)
EUR 706	USD	845	Morgan Stanley & Co.	10/02/2020	(17)
EUR 420	USD	502	Morgan Stanley & Co.	10/02/2020	(10)
GBP 2,261	USD	3,028	Goldman Sachs International	10/02/2020	(111)
USD 359	GBP	280	HSBC Bank USA, NA	10/02/2020	(2)
GBP 40	USD	54	UBS AG LONDON	10/02/2020	(2)
USD 159,640	JPY	16,847,450	Bank of America, NA	10/02/2020	(104)
USD 69,040	JPY	7,346,486	Barclays Bank plc	10/02/2020	(619)
USD 159,570	JPY	16,847,450	Goldman Sachs International	10/02/2020	(175)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (continued):

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 800	JPY	85,000	Morgan Stanley & Co.	10/02/2020	(6)
USD 284	JPY	30,000	Morgan Stanley & Co.	10/02/2020	(—	)(h)
USD 326	NZD	498	Citibank, NA	10/02/2020	(4)
PLN 30	USD	8	UBS AG LONDON	10/02/2020	(—	)(h)
THB 227,600	USD	7,187	Citibank, NA	10/02/2020	(4)
USD 206	HKD	1,600	Bank of America, NA	10/06/2020	(—	)(h)
USD 1,022	CNH	7,000	Citibank, NA	10/13/2020	(9)
USD 259	CNH	1,770	Citibank, NA	10/13/2020	(2)
USD 146	CNH	1,000	Citibank, NA	10/13/2020	(1)
USD 73	CNH	500	Citibank, NA	10/13/2020	(1)
USD 117,888	CNH	809,700	Morgan Stanley & Co.	10/13/2020	(1,374)
USD 4,950	CNH	34,000	Morgan Stanley & Co.	10/13/2020	(58)
USD 18,613	KRW	22,120,500	Citibank, NA	10/16/2020	(301)
USD 6,056	KRW	7,197,200	Citibank, NA	10/16/2020	(98)
USD 262	KRW	307,100	Goldman Sachs International	10/16/2020	(—	)(h)
CZK 4,827	USD	219	Citibank, NA	10/19/2020	(9)
USD 21	CZK	506	Morgan Stanley & Co.	10/19/2020	(1)
USD 60	DKK	393	Barclays Bank plc	10/19/2020	(2)
USD 750	GBP	583	HSBC Bank USA, NA	10/19/2020	(1)
GBP 252	USD	337	Morgan Stanley & Co.	10/19/2020	(12)
USD 28	PLN	111	Citibank, NA	10/19/2020	(1)
USD 25,840	AUD	36,320	BNP Paribas SA	11/03/2020	(176)
USD 5,271	AUD	7,491	Morgan Stanley & Co.	11/03/2020	(95)
USD 9,162	CAD	12,269	Citibank, NA	11/03/2020	(54)
USD 109	CAD	145	Citibank, NA	11/03/2020	(—	)(h)
USD 2,192	CHF	2,027	Barclays Bank plc	11/03/2020	(11)
USD 3,430	CHF	3,160	UBS AG LONDON	11/03/2020	(4)
USD 125,457	CNH	856,570	Bank of America, NA	11/03/2020	(509)
USD 7,739	CNH	52,830	Citibank, NA	11/03/2020	(30)
USD 409	DKK	2,600	UBS AG LONDON	11/03/2020	(1)
USD 22,621	EUR	19,310	Bank of America, NA	11/03/2020	(35)
USD 26,299	EUR	22,450	Bank of America, NA	11/03/2020	(40)
USD 35,673	EUR	30,569	Barclays Bank plc	11/03/2020	(192)
USD 80,276	EUR	68,792	Barclays Bank plc	11/03/2020	(433)
USD 80,079	EUR	68,792	Citibank, NA	11/03/2020	(630)
USD 35,585	EUR	30,569	Citibank, NA	11/03/2020	(280)
USD 1,077	EUR	919	HSBC Bank USA, NA	11/03/2020	(1)
USD 1,598	EUR	1,363	HSBC Bank USA, NA	11/03/2020	(1)
USD 22,182	GBP	17,376	Citibank, NA	11/03/2020	(242)
USD 5,254	GBP	4,092	Citibank, NA	11/03/2020	(27)
USD 1,271	GBP	990	Citibank, NA	11/03/2020	(7)
GBP 20	USD	26	Citibank, NA	11/03/2020	(—	)(h)
USD 18,413	GBP	14,426	Citibank, NA	11/03/2020	(205)
USD 1,384	GBP	1,072	HSBC Bank USA, NA	11/03/2020	(—	)(h)
USD 5,863	IDR	87,909,800	Brown Brothers Harriman & Co.	11/03/2020	(28)
USD 6,005	MYR	25,000	BNP Paribas SA	11/03/2020	(3)
USD 223	NOK	2,131	Citibank, NA	11/03/2020	(5)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2020 (continued):

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 2,767	NZD	4,200	Morgan Stanley & Co.	11/03/2020	(12)
USD 325	NZD	498	Morgan Stanley & Co.	11/03/2020	(5)
USD 3,527	SEK	31,740	Bank of America, NA	11/03/2020	(18)
USD 616	SEK	5,597	Morgan Stanley & Co.	11/03/2020	(9)
USD 4,237	SGD	5,800	UBS AG LONDON	11/03/2020	(12)
USD 7,176	THB	227,600	Citibank, NA	11/03/2020	(6)
USD 4,938	CHF	4,549	UBS AG LONDON	11/04/2020	(6)
USD 2,961	CZK	68,810	Morgan Stanley & Co.	11/04/2020	(21)
USD 5,160	DKK	32,803	UBS AG LONDON	11/04/2020	(9)
USD 146,179	EUR	124,770	Bank of America, NA	11/04/2020	(210)
USD 146,253	EUR	124,770	Citibank, NA	11/04/2020	(136)
USD 146,492	EUR	125,146	UBS AG LONDON	11/04/2020	(338)
USD 32,240	GBP	25,090	Bank of America, NA	11/04/2020	(140)
USD 32,237	GBP	25,090	Citibank, NA	11/04/2020	(144)
USD 32,369	GBP	25,172	UBS AG LONDON	11/04/2020	(117)
USD 1,902	HUF	593,764	Goldman Sachs International	11/04/2020	(12)
USD 69,858	JPY	7,365,715	Barclays Bank plc	11/04/2020	(8)
USD 842	JPY	88,830	BNP Paribas SA	11/04/2020	(1)
USD 314,394	JPY	33,168,200	Citibank, NA	11/04/2020	(219)
JPY 20,659	USD	196	Citibank, NA	11/04/2020	(—	)(h)
USD 444	JPY	46,792	Citibank, NA	11/04/2020	(—	)(h)
USD 1,860	NOK	17,581	Bank of America, NA	11/04/2020	(25)
USD 5,296	PLN	20,518	UBS AG LONDON	11/04/2020	(13)
USD 4,367	SEK	39,297	Bank of America, NA	11/04/2020	(23)
USD 597	CNH	4,198	Barclays Bank plc	11/06/2020	(20)
USD 5,176	CNH	35,947	Citibank, NA	11/06/2020	(109)
USD 929	CNH	6,370	Citibank, NA	11/06/2020	(8)
USD 6,179	CNH	43,107	Citibank, NA	11/06/2020	(159)
USD 1,444	CNH	10,081	HSBC Bank USA, NA	11/06/2020	(38)
USD 1,481	CNH	10,348	HSBC Bank USA, NA	11/06/2020	(40)
USD 807	CNH	5,541	HSBC Bank USA, NA	11/06/2020	(8)
USD 7,027	CNH	48,787	HSBC Bank USA, NA	11/06/2020	(146)
USD 1,309	CNH	9,089	HSBC Bank USA, NA	11/06/2020	(27)
USD 3,933	CNH	27,351	HSBC Bank USA, NA	11/06/2020	(88)
USD 408	EUR	350	Morgan Stanley & Co.	12/16/2020	(3)
USD 2,491	IDR	37,401,199	HSBC Bank USA, NA	12/16/2020	(5)
USD 494	MYR	2,059	Barclays Bank plc	12/16/2020	(—	)(h)
USD 512	MYR	2,137	Morgan Stanley & Co.	12/16/2020	(1)
USD 608	SGD	830	HSBC Bank USA, NA	12/16/2020	(—	)(h)

Total unrealized depreciation					(8,212)

Net unrealized appreciation (depreciation)					13,918

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2020:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
BBSW Interbank Volume 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		22		291
BBSW Interbank Volume 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		6		150
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	135		14		149
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	6,915	475		21		496
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	2,725	329		6		335
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		—	(h)	308
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	322		—	(h)	322
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	8		8
ICE LIBOR USD 3 Month	1.25% semi-annually	Receive	06/17/2030	USD	500	(27)		(1)		(28)
ICE LIBOR USD 3 Month	0.69% semi-annually	Receive	12/16/2030	USD	200	—	(h)	1		1
ICE LIBOR USD 3 Month	1.00% semi-annually	Pay	12/16/2030	USD	6,900	164		20		184
ICE LIBOR USD 3 Month	0.69% semi-annually	Receive	12/16/2030	USD	100	—	(h)	—	(h)	— (h)
ICE LIBOR JPY 6 Month	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	9		2		11
ICE LIBOR JPY 6 Month	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	36		3		39
KRW Certificate of Deposit 3 Month	0.99% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	11		11
KRW Certificate of Deposit 3 Month	0.96% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(3)		(3)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	3,575,000	—	(h)	(13)		(13)
SONIA Interest Rate	0.11% annually	Receive	09/30/2030	GBP	500	—	(h)	2		2
SONIA Interest Rate	0.26% annually	Receive	09/30/2040	GBP	275	—	(h)	3		3
SONIA Interest Rate	0.26% annually	Receive	09/30/2050	GBP	200	—	(h)	3		3
United States FEDEF Intraday	0.03% annually	Receive	06/12/2022	USD	450	—	(h)	—	(h)	— (h)

Total						2,164		105		2,269

(a)	Value of floating rate index as of September 30, 2020 was as follows:

FLOATING RATE INDEX
BBSW Interbank Volume 6 Month	0.12%
Canada Bankers Acceptances 3 Month	0.51%
Colombia IBR Overnight Nominal Interbank Reference Rate	1.72%
ICE LIBOR USD 3 Month	0.23%
ICE LIBOR JPY 6 Month	(0.53)%
KRW Certificate of Deposit 3 Month	0.63%
SONIA Interest Rate	0.05%
United States FEDEF Intraday	0.09%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit default swap contracts outstanding — sell protection (1) as of September 30, 2020:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.34-V1	1.000	quarterly	06/20/2025	0.85	USD	1,000	17	(7)	10

Total							17	(7)	10

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2020.
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
DN	—	Discount Notes
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2020. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (continued)

SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020
(bb)	—	Security has been valued using significant unobservable inputs.
(dd)	—	Approximately $449,646 of this investment is restricted as collateral for forwards to various brokers.
(ee)	—	Approximately $289,721 of this investment is restricted as collateral for futures to Citibank NA.
(ff)	—	Approximately $290,428 of these investments is restricted as collateral for swaps to Citibank NA.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (continued)

JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 92.7% (t)
Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035	2,000	2,453
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	1,175	1,347
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	750	872
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	259
Industrial Development Board of the City of Mobile Alabama, Power Co., Barry Plant, Rev., 2.90%, 07/15/2034 (z)	2,000	2,134
Mobile Downtown Redevelopment Authority, Austal USA LLC, Series B, Rev., VRDO, LOC: Citibank NA, 0.13%, 10/07/2020 (e) (z)	1,795	1,795
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	1,019
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	111
Tuscaloosa City Board of Education, Warrants,
Rev., 5.00%, 08/01/2041 (p)	2,525	3,200
Rev., 5.00%, 08/01/2046 (p)	4,170	5,286
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,450	1,699

		20,175

Alaska — 0.5%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	245	272
Alaska Housing Finance Corp., State Capital Project, Rev., 5.00%, 12/01/2031	1,690	1,824
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 0.13%, 10/01/2020 (z)	10,000	10,000

		12,096

Arizona — 2.3%
Arizona Health Facilities Authority, Banner Health, Series E, Rev., VRDO, LOC: Bank of America NA, 0.11%, 10/07/2020 (z)	8,125	8,125
Arizona Industrial Development Authority,
Series A, Rev., 4.00%, 09/01/2035	225	259
Series A, Rev., 4.00%, 09/01/2036	250	286
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	125
Series B, Rev., 5.00%, 07/01/2042	2,000	2,422
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	300	315
City of Phoenix, Civic Improvement Corp., Series A, Rev., 5.00%, 07/01/2034	2,000	2,276

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,196
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,856
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,448
City of Phoenix, Civic Improvement Corp., Senior Lien, Series B, Rev., 5.00%, 07/01/2021	1,500	1,554
County of Pima, Sewer System Revenue, Series A, Rev., 5.00%, 07/01/2021	2,000	2,072
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Series A, Rev., VRDO, 0.11%, 10/01/2020 (z)	12,000	12,000
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Rev., 5.00%, 01/01/2026	2,500	3,040
Maricopa County Pollution Control Corp., Public Service Company of New Mexico, Rev., 1.05%, 01/01/2038 (z)	695	697
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,100	8,411
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 01/01/2022	1,000	1,061
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	548
Salt Verde Financial Corp., Senior,
Rev., 5.00%, 12/01/2037	2,345	3,164
Rev., 5.25%, 12/01/2021	600	630
Rev., 5.50%, 12/01/2029	1,475	1,942

		54,427

California — 11.2%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	80
Series A, GO, 5.00%, 08/01/2040	300	346
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	299
Series A, Rev., 5.00%, 10/01/2050	1,780	2,076
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,660
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	13
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	443
Rev., 5.00%, 06/01/2033	170	219
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	334
Rev., 5.00%, 06/01/2032	250	326
Rev., 5.00%, 06/01/2033	300	387
Rev., 5.00%, 06/01/2049	405	461
California Educational Facilities Authority, Standford University, Series V1, Rev., 5.00%, 05/01/2049	2,000	3,224
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., 5.00%, 06/01/2041 (z)	1,000	1,324
California Health Facilities Financing Authority, Pih Health,
Series A, Rev., 4.00%, 06/01/2050 (w)	1,545	1,742
Series A, Rev., 5.00%, 06/01/2035 (w)	3,010	3,829

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Providence St. Josephs, Rev., 5.00%, 10/01/2039 (z)	2,000	2,431
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043	250	290
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, 0.45%, 01/01/2050 (e) (z)	16,510	16,510
California Municipal Finance Authority, Anaheim Electric Utility District System, Rev., 5.00%, 10/01/2022	1,175	1,289
California Municipal Finance Authority, Southern California Insitute, Rev., 5.00%, 12/01/2037	745	851
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.23%, 10/01/2045 (n) (w) (z)	5,000	5,000
Rev., AMT, 2.00%, 12/01/2044 (z)	5,000	5,014
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,325
California State University, Systemwide,
Series A, Rev., 5.00%, 11/01/2037 (p)	5,000	5,261
Series A, Rev., 5.00%, 11/01/2039	5,035	5,897
Series C, Rev., 5.00%, 11/01/2026	1,685	2,148
California State, Public Works Board,
Series B, Rev., 5.00%, 10/01/2028	110	141
Series E, Rev., 5.00%, 09/01/2024 (p)	1,865	2,037
California State, Public Works Board Projects, Series D, Rev., 5.00%, 09/01/2024 (p)	1,700	1,856
California Statewide Communities Development Authority, Series B, Special Tax, 4.00%, 09/02/2040 (w)	1,120	1,177
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.39%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.50%, 12/01/2054	1,000	1,082
Series A, Rev., 5.00%, 12/01/2026 (e)	300	346
California Statewide Communities Development Authority, Rady Childrens Hospital, Series A, Rev., LOC: U.S. Bank NA, 0.06%, 08/15/2047 (z)	6,450	6,450
Chino Basin Regional Financing Authority, Series B, Rev., 4.00%, 11/01/2025	3,000	3,524
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	946
City of Irvine, Adjustable Limited Obligation Reassessment, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.09%, 10/01/2020 (z)	4,500	4,500
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,720
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	5,137
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	167
City of Los Angeles, Department of Airports, Senior,
Series B, Rev., 5.00%, 05/15/2026	2,000	2,479
Series B, Rev., 5.00%, 05/15/2034	1,500	1,952
City of Los Angeles, Wastewater System Revenue, Subordinated, Series A, Rev., 5.00%, 06/01/2025	1,040	1,172
City of Roseville, Special Tax,
4.00%, 09/01/2040	1,000	1,067
5.00%, 09/01/2035	1,160	1,325

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	5,208
City of San Francisco, Public Utilities Commission Water Revenue, Green Bond, Series A, Rev., 5.00%, 11/01/2045	1,940	2,520
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	107
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	924
County of Sacramento, Airport System Revenue, Senior, Rev., 4.00%, 07/01/2037	2,000	2,320
County of Sacramento, Airport System Revenue, Subordinated, Series E, Rev., 5.00%, 07/01/2029	1,025	1,292
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	1,000	1,098
Elk Grove Finance Authority, Rev., 4.00%, 09/01/2040 (w)	1,280	1,395
Golden State Tobacco Securitization Corp., Series A2, Rev., 5.00%, 06/01/2047	1,000	1,031
Los Angeles Community College District, Series C, GO, 5.00%, 08/01/2021	2,300	2,392
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated,
Series A, Rev., 5.00%, 06/01/2026	500	628
Series A, Rev., 5.00%, 06/01/2033	3,000	3,995
Los Angeles County Metropolitan Transportation Authority, Prop A, First Tier, Senior, Series A, Rev., 5.00%, 07/01/2021	1,260	1,305
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	4,096
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,849
Series B, Rev., 4.00%, 07/01/2029	1,000	1,278
Series B, Rev., 5.00%, 07/01/2037	740	946
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2026	4,000	5,037
Los Angeles Department of Water & Power Power System Revenue,
Series A, Rev., 5.00%, 07/01/2021	4,530	4,693
Series B, Rev., 5.00%, 01/01/2022	2,275	2,403
Series B, Rev., 5.00%, 07/01/2038	1,000	1,224
Los Angeles Department of Water & Power, Power System Revenue, Series B, Rev., 5.00%, 07/01/2023	155	175
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	128
Manhattan Beach Unified School District, Measure C, Series B, GO, 4.00%, 09/01/2045	2,210	2,650
Metropolitan Water District of Southern California, Subordinated, Series B, Rev., 4.00%, 08/01/2021	1,620	1,666
Miracosta Community College District, Series B, GO, 4.00%, 08/01/2024	1,000	1,146
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	3,311
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045 (w)	7,740	8,671
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,964

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023	100	110
Series A, Rev., AMT, 5.00%, 03/01/2024	1,290	1,471
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	164
Orange County Water District, Interim Obligations, Series A, COP, 2.00%, 08/15/2023	1,540	1,604
Palomar Health, Capital Appreciation, Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	449
Pomona Unified School District, 2016 Election, Series D, GO, 4.00%, 08/01/2038 (w)	2,745	3,338
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026	360	386
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,431
San Bernardino Community College District, Election 2018, Series A, GO, 4.00%, 08/01/2049	1,440	1,638
San Diego Community College District,
GO, 4.00%, 08/01/2032	2,910	3,420
GO, 5.00%, 08/01/2025	10,000	10,890
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	2,000	2,582
Series B, Rev., AMT, 5.00%, 07/01/2031	775	935
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,912
San Diego Unified School District, Series R4, GO, 5.00%, 07/01/2026	2,500	3,053
San Diego Unified School District, Measure YY Bonds, Series D2, GO, 5.00%, 07/01/2022	2,000	2,169
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 5.00%, 08/01/2026	1,000	1,272
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., 5.00%, 05/01/2031	205	245
Series C, Rev., 5.00%, 05/01/2046	1,640	1,896
San Francisco Unified School District, Series B, GO, 4.00%, 06/15/2022	2,000	2,132
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	118
Saugus Union School District School Facilities Improvement District No. 2014-1, Series C, GO, 3.00%, 08/01/2022	1,000	1,052
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	485
Rev., 4.00%, 07/01/2024	475	525
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,191
Southern California Public Power Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2023	1,165	1,318
State of California,
GO, 3.00%, 11/01/2034	1,000	1,120
GO, 4.00%, 11/01/2041	2,750	3,112
GO, 4.00%, 11/01/2045	2,000	2,251
GO, 5.00%, 11/01/2022	120	132
GO, 5.00%, 04/01/2028	100	131
GO, 5.00%, 11/01/2028	2,425	3,216
GO, 5.00%, 11/01/2029	1,000	1,345

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 11/01/2030	5,335	7,275
GO, 5.00%, 03/01/2031	2,000	2,746
GO, 5.00%, 10/01/2047	1,500	1,794
Series A2, GO, VRDO, LOC: Bank of Montreal, 0.10%, 10/01/2020 (z)	6,500	6,500
State of California, Department of Water Resources, Series BB, Rev., 5.00%, 12/01/2027	1,855	2,450
Tuolumne Wind Project Authority, Series A, Rev., 5.00%, 01/01/2023	4,425	4,909
University of California, Series AR, Rev., 5.00%, 05/15/2041	2,000	2,408
University of California, Limited Project, Series K, Rev., 4.00%, 05/15/2046	300	337
Upper Santa Clara Valley Joint Powers Authority, Series A, Rev., 4.00%, 08/01/2050	2,000	2,218
Ventura County Public Financing Authority,
Series A, Rev., 5.00%, 11/01/2024 (p)	1,000	1,101
Series A, Rev., 5.00%, 11/01/2025 (p)	1,000	1,101
Series A, Rev., 5.00%, 11/01/2026 (p)	1,000	1,101

		262,342

Colorado — 2.2%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,244
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	258
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,544
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041	1,800	2,180
City of Colorado Springs, Utilities System Revenue,
Series A, Rev., 5.00%, 11/15/2021	2,500	2,636
Series A, Rev., 5.00%, 11/15/2022	1,195	1,317
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,146
Rev., AMT, 4.00%, 12/31/2030	1,505	1,711
Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.13%, 10/07/2020 (z)	8,815	8,815
Colorado Health Facilities Authority, Adventhealth Obligated, Rev., 4.00%, 11/15/2038	2,000	2,321
Colorado Health Facilities Authority, Childrens Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,195
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,264
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,534
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,780
Series A2, Rev., 5.00%, 08/01/2044	2,000	2,392
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,545
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	639
Series A, GO, AGM, 5.00%, 12/01/2029	405	524
Series A, GO, AGM, 5.00%, 12/01/2030	360	472

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,259
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	610
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,280
Series A, Rev., 5.00%, 09/01/2028	1,000	1,306
Series A, Rev., 5.00%, 09/01/2040	2,775	3,160
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	584
Series A2, Rev., 4.38%, 12/01/2047	795	809
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,613
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	441
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	500	508
Westminster Public Schools, COP, AGM, 4.00%, 12/01/2048	1,000	1,124

		51,211

Connecticut — 1.2%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	272
Connecticut Housing Finance Authority, Mortgage Finance Program, Series A1, Rev., 3.50%, 11/15/2045	4,000	4,467
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A, Rev., 2.05%, 07/01/2035 (z)	3,000	3,044
Series U2, Rev., 2.00%, 07/01/2033 (z)	250	256
Connecticut State, Health & Educational Facilities Authority, Series J, Rev., 5.00%, 11/01/2025	1,000	1,049
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	3,565	3,840
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	836
Series K, Rev., 5.00%, 07/01/2037	950	1,190
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A2, Rev., 2.00%, 07/01/2042 (z)	3,575	3,852
Series A, Rev., 1.10%, 07/01/2048 (z)	1,750	1,782
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,315	3,016
State of Connecticut, Series A, GO, 4.00%, 03/15/2032	850	937
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	300	361
Rev., 5.00%, 05/01/2040	300	377
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,417
State of Connecticut, Transportation Infrastructure, Series B, Rev., 5.00%, 08/01/2021	1,250	1,300
Town of Hamden, Series A, GO, BAM, 5.00%, 08/01/2032	500	623

		28,619

Delaware — 0.3%
Delaware Transportation Authority, Rev., 5.00%, 07/01/2027	1,000	1,295
State of Delaware,
GO, 4.00%, 02/01/2031	3,000	3,714
Series B, GO, 4.00%, 07/01/2024	1,750	1,998

		7,007

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — 2.1%
District of Columbia,
Series A, GO, 5.00%, 06/01/2022	2,175	2,351
Series A, Rev., 5.00%, 12/01/2022	2,000	2,209
Series A, Rev., 5.00%, 03/01/2031	1,500	2,006
Series C, Rev., 5.00%, 05/01/2023	100	112
Series C, Rev., 5.00%, 10/01/2030	4,500	6,064
Series D, GO, 5.00%, 06/01/2026	5,475	6,879
Series E, GO, 5.00%, 06/01/2021	1,250	1,290
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,785
Rev., 4.00%, 04/01/2035 (p)	2,100	2,500
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	671
District of Columbia, Income Tax, Series B, Rev., 5.00%, 12/01/2026	3,440	3,790
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,647
Series A, Rev., AMT, 5.00%, 10/01/2027	5,000	6,297
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Capital Appreciation, Second Senior Lien, Series B, Rev., AGC, Zero Coupon, 10/01/2036	5,000	3,202
Metropolitan Washington Airports Authority, Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2034	395	493
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	1,094
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041	350	440
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	2,070
Series A, Rev., 5.00%, 07/15/2037	3,000	3,892

		48,792

Florida — 3.5%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,273
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040 (w)	345	350
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	174
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	319
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,644
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	572
Rev., 4.00%, 11/01/2045	1,500	1,648
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	113
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	3,000	3,965

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	784
Series A, Rev., AMT, 5.00%, 10/01/2028	800	1,011
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,981
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,516
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,314
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	415
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	265	265
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030 (e)	500	502
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,504
Florida Development Finance Corp., Virgin Trains USA Passenger, Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	2,000	1,730
Florida Housing Finance Corp., Social Bonds, Series 2, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051 (w)	12,000	13,194
Greater Orlando Aviation Authority, Priority Subordinated, Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,782
Hammock Reserve Community Development District, Special Assessment Area One Project, 4.00%, 05/01/2040 (w)	545	554
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.12%, 10/07/2020 (z)	8,500	8,500
Highlands County, Health Facilities Authority, Hospital Adventist Health, Rev., VRDO, 0.12%, 10/07/2020 (z)	3,000	3,000
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 0.10%, 10/07/2020 (z)	5,200	5,200
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	217
Jacksonville Housing Finance Authority, Housing Desert Silver Project, Rev., 2.25%, 12/01/2021 (z)	1,500	1,505
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	100	109
JEA Water & Sewer System Revenue, Series A, Rev., 5.00%, 10/01/2025	1,000	1,227
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	1,106
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	316
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025 (w)	690	691
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	362
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025 (w)	270	270
Orlando Utilities Commission, Series C, Rev., 5.00%, 10/01/2022	3,010	3,302
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,170	2,536
Pine Ridge Plantation Community Development District, Senior Lien, Special Assessment,
Series A1, AGM, 3.00%, 05/01/2022 (w)	470	486
Series A1, AGM, 3.00%, 05/01/2023 (w)	480	504
Pinellas County Housing Finance Authority, Lexington Club Renaissance, Rev., 0.30%, 02/01/2023 (z)	2,000	2,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040 (w)	500	517
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039 (w)	615	640
State of Florida, Board Education, Capital Outlay, Series A, GO, 4.00%, 06/01/2021	75	77
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2022	1,310	1,420
Series A, Rev., 5.00%, 07/01/2029	2,000	2,692
Series B, Rev., 5.00%, 07/01/2023	125	141
Village Community Development District No. 13, Special Assessment,
1.88%, 05/01/2025 (e) (w)	1,000	1,002
2.63%, 05/01/2030 (e) (w)	1,500	1,510

		82,940

Georgia — 1.8%
Carroll County, School District, GO, 5.00%, 04/01/2024 (w)	1,000	1,162
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	3,000	3,751
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,465
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	590
Development Authority of Monroe County (The), Georgia Power Company Plant, Rev., 2.35%, 10/01/2048 (z)	500	502
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	126
Georgia Housing & Finance Authority, Series A, Rev., 4.00%, 06/01/2050	4,000	4,542
Main Street Natural Gas, Inc.,
Series B, Rev., 4.00%, 08/01/2049 (z)	2,190	2,484
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	116
Series C, Rev., 4.00%, 03/01/2050 (z)	7,350	8,536
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 0.54%, 10/01/2039 (aa)	1,000	999
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	156
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	116
Series C, GO, 4.00%, 09/01/2021	95	98
Series C, GO, 4.00%, 10/01/2022	2,015	2,171
State of Georgia, Group 1,
Series A, GO, 5.00%, 08/01/2026	5,000	6,325
Series A, GO, 5.00%, 08/01/2027	2,000	2,599
State of Georgia, Group 2,
Series A, GO, 4.00%, 08/01/2034	2,000	2,502
Series A, GO, 5.00%, 08/01/2030	1,500	2,082
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,694

		43,016

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — 0.5%
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	18
Series A, GO, 5.00%, 09/01/2027	30	39
City & County of Honolulu, Wastewater System, Senior, Series A, Rev., 4.50%, 07/01/2028 (p)	1,000	1,033
County of Maui, GO, 5.00%, 03/01/2028	1,175	1,539
State of Hawaii,
Series EA, GO, 5.00%, 12/01/2023	2,000	2,112
Series FE, GO, 5.00%, 10/01/2021	2,500	2,620
Series FG, GO, 4.00%, 10/01/2032	2,000	2,315
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,328

		11,004

Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.10%, 10/01/2020 (z)	12,000	12,000

Illinois — 5.9%
Chicago Board of Education, Capital Appreciation School Reform, Series B1, GO, NATL, Zero Coupon, 12/01/2022	1,000	956
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., BAM, 4.00%, 01/01/2036 (w)	3,000	3,465
Series A, Rev., 5.00%, 01/01/2035 (w)	3,000	3,714
Chicago O’Hare International Airport, Third Lien Series,
Rev., 5.63%, 01/01/2035 (p)	5,000	5,067
Rev., 5.75%, 01/01/2039 (p)	425	431
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., 5.25%, 12/01/2036 (p)	10,600	11,227
Rev., 5.25%, 12/01/2049	3,000	3,380
Series A, Rev., 5.00%, 12/01/2045	6,750	8,031
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	715	745
Series A, GO, 5.50%, 01/01/2033	1,815	1,912
City of Chicago, Waterworks Revenue, Second Lien, Rev., 4.00%, 11/01/2021	200	207
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,345
Cook County, Community Unit School District No. 401, Elmwood Park,
GO, 3.00%, 12/01/2021 (w)	715	735
GO, 3.00%, 12/01/2022 (w)	500	525
Illinois Development Finance Authority, American College Surgeons, Rev., VRDO, LOC: Northern Trust Co., 0.12%, 10/07/2020 (z)	500	500
Illinois Development Finance Authority, Various North Park University Project, Rev., VRDO, LOC: U.S. Bank NA, 0.10%, 10/07/2020 (z)	6,000	6,000
Illinois Finance Authority, Series B2, Rev., 5.00%, 05/15/2050 (w) (z)	2,550	3,100

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Advocate Health Care Network Project,
Rev., 4.00%, 11/01/2030	2,000	2,281
Rev., 4.00%, 06/01/2047 (p)	2,535	2,692
Rev., 5.00%, 05/01/2022	965	1,038
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	894
Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.14%, 10/07/2020 (z)	6,000	6,000
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,917
Rev., 4.00%, 10/01/2055	500	535
Rev., 5.00%, 10/01/2032	750	945
Rev., 5.00%, 10/01/2034	125	156
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 01/01/2022	220	233
Rev., 5.00%, 07/01/2023	1,650	1,864
Rev., 5.00%, 01/01/2028	100	131
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,000	1,144
Illinois Finance Authority, Navistar International Recovery Zone, Rev., 6.75%, 10/15/2040	2,000	2,005
Illinois Finance Authority, Northshore University Health System,
Rev., 5.00%, 08/15/2031	1,000	1,329
Rev., 5.00%, 08/15/2035	1,500	1,948
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (w) (z)	2,250	2,591
Illinois Finance Authority, Swedish Covenant Hospital, Series A, Rev., 5.00%, 08/15/2026 (p)	3,180	4,015
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	100	127
Series A, Rev., 5.00%, 01/01/2044	1,000	1,237
Series B, Rev., 5.00%, 01/01/2029	100	121
Series C, Rev., 5.00%, 01/01/2023	60	66
Illinois State Toll Highway Authority, Senior,
Series B, Rev., 5.00%, 01/01/2028	7,020	8,941
Series B, Rev., 5.00%, 01/01/2041	2,000	2,369
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040 (w)	1,420	1,572
GO, AGM, 4.00%, 01/01/2045 (w)	3,000	3,289
Metropolitan Pier & Exposition Authority Revenue, Mccormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	2,833
Metropolitan Pier & Exposition Authority, Capital Appreciation,Mccormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	574
Railsplitter Tobacco Settlement Authority,
Rev., 5.00%, 06/01/2023	130	145
Rev., 5.25%, 06/01/2021	5	5
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	904
State of Illinois,
GO, 4.00%, 06/01/2036	485	471

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 07/01/2023	1,000	1,055
GO, 5.00%, 02/01/2026	2,000	2,181
GO, 5.00%, 02/01/2028	3,000	3,273
GO, 5.00%, 02/01/2029	2,000	2,163
GO, 5.25%, 02/01/2030	2,000	2,098
Series A, GO, 5.00%, 10/01/2023	300	318
Series A, GO, 5.00%, 11/01/2026	1,500	1,645
Series B, GO, 5.50%, 05/01/2039	250	274
Series D, GO, 5.00%, 11/01/2026	1,980	2,138
Series D, GO, 5.00%, 11/01/2027	1,050	1,139
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2019-XF0779, Rev., BAM, VRDO, LIQ: Toronto-Dominion Bank, 0.17%, 10/07/2020 (e) (z)	10,000	10,000
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	319
Series A, Rev., 5.00%, 04/01/2025	140	159
Will Grundy Etc Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031	3,375	3,876

		137,350

Indiana — 2.8%
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	250
City of Rockport, Rockport Pollution Control, Aep Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	108
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,250	1,380
Indiana Finance Authority, Community Foundation Northwest Industry, Rev., 4.00%, 03/01/2034 (p)	150	158
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,717
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	485	544
Indiana Finance Authority, Cwa Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	677
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.13%, 10/01/2020 (z)	6,500	6,500
Indiana Finance Authority, Various Lease Appropriation Stadium Project, Series A5, Rev., VRDO, 0.10%, 10/01/2020 (z)	5,875	5,875
Indiana University, Series X, Rev., 3.00%, 08/01/2029	1,000	1,110
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	238
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2028	3,715	4,122
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,315
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,205
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,405
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,943
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,834

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,497
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,607
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041 (w)	10,000	11,979
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030 (w)	1,200	1,541

		66,025

Iowa — 0.4%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024 (w)	1,425	1,661
GO, AGM, 5.00%, 06/01/2026 (w)	1,290	1,597
Iowa Finance Authority, Fertilizer Co. Project, Rev., 5.25%, 12/01/2025	2,000	2,109
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	700	849
West Des Moines Community School District, Capital Loan Notes, Series A, GO, 5.00%, 05/01/2028 (w)	3,000	3,921

		10,137

Kansas — 0.1%
State of Kansas, Department of Transportation, Series C3, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.51%, 09/01/2023 (aa)	2,000	1,998

Kentucky — 0.3%
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	997
Kentucky Housing Corp., City View Park Project, Rev., 1.16%, 02/01/2023 (z)	1,000	1,013
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	1,475	1,653
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,745
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	797

		7,205

Louisiana — 1.4%
City of Lafayette, Sales & Use Tax Revenue, Series D, Rev., 4.00%, 05/01/2038	650	774
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Pollution Control Revenue, Exxon Project, Rev., VRDO, 0.13%, 10/01/2020 (z)	6,100	6,100
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	87
Rev., AGM, 5.00%, 08/01/2027	1,400	1,775
East Baton Rouge Parish, Sewerage Commission, Series B, Rev., 5.00%, 02/01/2039 (p)	1,200	1,445
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	959
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewage Commission, Subordinated Lien,
Rev., 5.00%, 02/01/2028 (p)	1,655	1,916
Series A, Rev., 4.00%, 02/01/2048 (p)	1,610	1,753
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,731

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Louisiana State University & Agricultural & Mechanical College, Auxiliary, Series A, Rev., 5.00%, 07/01/2021	1,285	1,329
New Orleans Aviation Board, General Airport North Terminal, Series B, Rev., AMT, 5.00%, 01/01/2048	2,000	2,244
Parish of St. James, Various Nucor Steel Louisiana, Series A1, Rev., VRDO, 0.20%, 10/07/2020 (z)	7,350	7,350
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	880
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,416
Regional Transit Authority Sales Tax Revenue, Series A, Rev., AGM, 5.00%, 01/01/2029	3,000	3,875
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	139

		33,773

Maryland — 3.0%
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	2,373
County of Montgomery,
Series A, GO, 4.00%, 08/01/2031	5,000	6,372
Series B, GO, 4.00%, 11/01/2028	2,500	3,142
Series C, GO, 5.00%, 10/01/2026	1,000	1,272
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	6,177
Maryland Community Development Administration, Series D, Rev., 3.25%, 09/01/2050	500	554
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,500	1,681
Series A, Rev., 4.50%, 09/01/2048	7,000	7,951
Series B, Rev., AMT, 4.50%, 09/01/2048	6,225	7,003
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Rev., 5.00%, 07/01/2024 (p)	2,500	2,931
State of Maryland, Series B, GO, 5.00%, 08/01/2022	80	87
State of Maryland, First,
Series A, GO, 5.00%, 03/01/2024 (p)	1,000	1,069
Series B, GO, 4.50%, 08/01/2021	1,305	1,352
State of Maryland, Group 1,
Series A, GO, 5.00%, 08/01/2028	1,500	1,991
Series A, GO, 5.00%, 03/15/2029	100	135
State of Maryland, Group 2, Series A, GO, 5.00%, 08/01/2031	1,000	1,340
State of Maryland, Group 2, State and Local Facilities Loan, GO, 5.00%, 08/01/2033	3,000	4,074
Washington Suburban Sanitary Commission,
Rev., 5.00%, 06/01/2021	4,245	4,382
Rev., 5.00%, 06/01/2028	1,000	1,325
Rev., 5.00%, 12/01/2028	2,290	3,068
Rev., 5.00%, 06/01/2029	4,000	5,414
Series A3, Rev., BAN, VRDO, 0.12%, 10/07/2020 (z)	2,000	2,000
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., 4.00%, 06/01/2022	75	80
Rev., 5.00%, 06/01/2029	1,500	1,972
Washington Suburban Sanitary Commission, Green Bond, Series 2, Rev., 5.00%, 12/01/2028	1,305	1,748

		69,493

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 0.6%
Commonwealth of Massachusetts, Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,688
Commonwealth of Massachusetts, Consolidated Loan, Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,025
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,139
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036	7,190	8,179
Massachusetts Water Resources Authority, Green Bonds,
Series C, Rev., 4.00%, 08/01/2022 (p)	100	107
University of Massachusetts Building Authority, Various Senior, Series 1, Rev., VRDO, 0.11%, 10/07/2020 (z)	2,000	2,000

		14,138

Michigan — 1.6%
City of Detroit, Sewage Disposal System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2023	5,000	5,409
City of Lansing, GO, AGM, 5.00%, 05/01/2028	515	669
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	91
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,946
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029	2,405	2,860
Michigan Finance Authority,
Rev., 5.00%, 11/15/2022	125	137
Rev., 5.00%, 11/15/2023	1,375	1,558
Rev., 5.00%, 11/15/2025	435	515
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,119
Michigan Finance Authority, Hospital Trinity Health Credit, Rev., 5.00%, 12/01/2027	100	129
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	3,241
Series I, Rev., 5.00%, 10/15/2029	1,750	2,352
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 0.25%, 10/07/2020 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	129
Michigan State Hospital Finance Authority, Trinity Health, Rev., 5.00%, 12/01/2034 (p)	1,000	1,078
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022 (w)	705	768
Series A, Rev., 5.00%, 08/15/2029 (w)	2,000	2,666
Series A, Rev., 5.00%, 08/15/2038	250	278
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	337
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	2,500	2,816
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	548
State of Michigan, Garvee, Rev., GAN, 5.00%, 03/15/2024	1,435	1,657
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,703

		38,506

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — 1.1%
County of Hennepin,
Series B, GO, 5.00%, 12/01/2027	2,850	3,731
Series C, GO, 5.00%, 12/15/2032 (w)	3,000	4,016
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	1,022
Minneapolis Saint Paul Metropolitan Airports Commission, Series A, Rev., 5.00%, 01/01/2025	425	502
Minnesota Housing Finance Agency, Series G, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2051	3,875	4,252
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,000	1,008
State of Minnesota,
Series A, GO, 5.00%, 08/01/2026	250	316
Series A, GO, 5.00%, 10/01/2029	45	58
Series A, GO, 5.00%, 08/01/2031	2,340	3,135
Series B, GO, 4.00%, 08/01/2028	2,000	2,509
Series B, GO, 5.00%, 08/01/2022	100	109
Series E, GO, 3.00%, 08/01/2026	710	812
Series A, GO, 5.00%, 08/01/2034	3,500	4,599

		26,069

Mississippi — 0.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project,
Series D, Rev., VRDO, 0.13%, 10/01/2020 (z)	3,000	3,000
Series E, Rev., VRDO, 0.13%, 10/01/2020 (z)	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	289
State of Mississippi, Series F, GO, 5.00%, 11/01/2030 (p)	1,000	1,238

		9,527

Missouri — 1.1%
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	628
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,813
Series A, Rev., 4.00%, 11/01/2035	1,000	1,124
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,584
Jackson County Reorganized School District No. 7, GO, 4.00%, 03/01/2029	310	387
Missouri Development Finance Board, Kauffman Center Performing, Series A, Rev., VRDO, 0.12%, 10/01/2020 (z)	6,000	6,000
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	484
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027 (w)	400	473
COP, 4.00%, 04/01/2028 (w)	410	491
RBC Municipal Products, Inc. Trust, Floater Certificates, Series C16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.19%, 10/07/2020 (e) (z)	11,000	11,000
State of Missouri, Health & Educational Facilities, Saint Lukes Health System, Inc., Rev., 5.00%, 11/15/2023	250	284

		25,268

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Montana — 0.2%
Montana Board of Housing, Rev., 3.00%, 12/01/2050 (w)	2,580	2,830
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,200

		4,030

Nebraska — 0.3%
Central Plains Energy, Project No. 3, Series A, Rev., 5.00%, 09/01/2042	2,500	3,445
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	350
Douglas County, Hospital Authority No. 2, Childrens Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,627
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,117

		7,539

Nevada — 0.5%
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,813
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 0.63%, 03/01/2036 (z)	900	900
Las Vegas Valley, Water District,
Series A, GO, 5.00%, 06/01/2022	2,000	2,161
Series B, GO, 5.00%, 12/01/2023	70	80
Series D, GO, 5.00%, 06/01/2023	1,180	1,330
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,996
State of Nevada, Department of Business & Industry, Republic Services, Inc. Project, Rev., AMT, 0.88%, 12/01/2026 (e) (z)	100	100

		12,380

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Rev., 4.13%, 01/20/2034	991	1,070

New Jersey — 2.2%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	126
Series A, GO, AGM, 5.00%, 10/01/2028	750	953
Essex County, Improvement Authority, Newark Project, Series A, Rev., 6.00%, 11/01/2025 (p)	5,000	5,023
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	918
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026 (w)	1,000	1,236
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	1,000	1,190
Series B, Rev., 5.00%, 11/01/2023	75	83
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	275

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities, Series GG, Rev., 5.00%, 09/01/2021	3,000	3,050
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2021	35	35
Rev., 5.00%, 03/01/2031	1,190	1,266
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2022	1,710	1,855
Series I, Rev., 5.00%, 07/01/2024	1,290	1,521
Series I, Rev., 5.00%, 07/01/2036	1,015	1,278
New Jersey Health Care Facilities Financing Authority, Princeton Health Care, Rev., 5.00%, 07/01/2025	1,320	1,595
New Jersey Higher Education Student Assistance Authority, Series A, Rev., AMT, 5.00%, 12/01/2023	35	39
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	342
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 12/15/2028	300	361
Series B, Rev., 5.25%, 06/15/2036	1,500	1,531
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	4,430	2,503
New Jersey Transportation Trust Fund Authority,Transportation System Bond,
Rev., 5.00%, 12/15/2028	1,000	1,204
Rev., 5.00%, 12/15/2031	1,560	1,854
New Jersey Turnpike Authority,
Series A, Rev., 5.00%, 01/01/2030 (p)	1,000	1,084
Series E, Rev., 5.00%, 01/01/2027	1,000	1,247
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	644
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,534
Tender Option Bond Trust Receipts/Certificates, Floaters,
Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.12%, 07/01/2026 (e) (n) (z)	10,220	10,220
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.15%, 10/07/2020 (e) (z)	9,500	9,500
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2021	15	15

		52,482

New Mexico — 0.8%
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	3,355	3,374
New Mexico Finance Authority,Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,174
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,296
Rev., 5.00%, 06/01/2032	1,000	1,217
New Mexico Mortgage Finance Authority, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2051 (w)	3,400	3,737
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 01/01/2049	5,000	5,535
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	1,315	1,565

		17,898

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — 10.3%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,376
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	3,192
Rev., AGM, 5.00%, 04/01/2026	500	613
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	377
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,311
Series A, GO, 5.00%, 09/01/2027	1,500	1,794
City of New York,
Series A1, GO, 4.00%, 08/01/2034	3,000	3,556
Series A1, GO, 5.00%, 08/01/2026	2,000	2,487
Series A1, GO, 5.00%, 08/01/2028	3,595	4,609
Series A1, GO, 5.00%, 08/01/2029	2,900	3,776
Series A, GO, 5.00%, 08/01/2028	100	126
Series C, GO, 5.00%, 08/01/2022	60	65
Series C, GO, 5.00%, 08/01/2027	330	417
Series D1, GO, 5.00%, 12/01/2024	150	178
Series D1, GO, 5.00%, 12/01/2031	1,380	1,734
Series E, GO, 5.00%, 08/01/2028	1,625	2,083
Series F1, GO, 5.00%, 04/01/2037	2,730	3,294
Series J3, GO, AGM, 0.40%, 06/01/2036 (z)	2,000	2,000
City of New York NY, Series C4, GO, AGC, 0.40%, 10/01/2027 (z)	2,000	2,000
City of New York, Fiscal 2019 Subordinated, Series D4, GO, VRDO, 0.12%, 10/01/2020 (z)	5,050	5,050
City of New York, Fiscal 2020, Series B1, GO, 4.00%, 10/01/2023	990	1,096
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	360	403
County of Nassau, Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,783
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,401
Hudson Yards Infrastructure Corp., Rev., 4.00%, 02/15/2044	2,690	2,924
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	1,900	2,304
Series A, Rev., 5.00%, 09/01/2037	1,250	1,635
Metropolitan Transportation Authority,
Series B1, Rev., BAN, 5.00%, 05/15/2022	4,000	4,114
Series B, Rev., 5.00%, 11/15/2025	540	576
Series D, Rev., 5.00%, 11/15/2027	1,200	1,273
Series D, Rev., 5.00%, 11/15/2038	600	615
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	1,425	1,469
Series A2, Rev., 5.00%, 11/15/2024	1,815	1,921
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,151
Series B, Rev., 5.00%, 11/15/2021	125	128
Series B, Rev., 5.00%, 11/15/2023	100	105

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,066
Series C1, Rev., 5.00%, 11/15/2027	1,115	1,192
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,132
Series D3, Rev., 4.00%, 11/15/2049	2,000	1,933
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	3,000	3,488
Metropolitan Transportation Authority, Refunding, Transportation Subordinated, Series C1, Rev., 5.00%, 11/15/2025	1,055	1,124
Metropolitan Transportation Authority, Transportation, Series A1, Rev., 5.25%, 11/15/2039	1,000	1,033
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,838
Metropolitan Transportation Authority, Transportation, Subordinated, Series E3, Rev., VRDO, LOC: Bank of America NA, 0.14%, 10/01/2020 (z)	2,500	2,500
Metropolitan Transportation Authority, Unrefunded Balance, Transportation, Series A, Rev., 5.00%, 11/15/2041 (p)	4,000	4,218
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	999
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045 (w)	7,930	9,001
Rev., AGM, 5.00%, 03/01/2028 (w)	1,250	1,569
Rev., AGM, 5.00%, 03/01/2029 (w)	1,500	1,917
Rev., AGM, 5.00%, 03/01/2030 (w)	3,500	4,528
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	679
New York City Transitional Finance Authority, Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,306
Rev., 5.00%, 08/01/2029	5,000	6,603
Rev., 4.00%, 11/01/2035	7,000	8,334
Rev., 5.00%, 11/01/2021	750	789
Rev., 5.00%, 11/01/2026	1,375	1,726
New York City Transitional Finance Authority, Future Tax Secured, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,340
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,267
Series A3, Rev., 5.00%, 08/01/2040	1,220	1,489
Series C1, Rev., 5.00%, 05/01/2024	1,000	1,164
New York City Transitional Finance Authority Future Tax Secured, Future Tax Secured Subordinated Fiscal,
Series 1, Rev., 5.00%, 11/01/2026	2,600	3,265
Series 1, Rev., 5.00%, 11/01/2028	4,955	6,471
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	645

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	2,850	3,821
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,577
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,365
Series GG, Rev., 5.00%, 06/15/2039	2,635	3,125
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2047	14,655	16,302
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,912
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.12%, 10/01/2020 (z)	2,000	2,000
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	629
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	1,700	1,743
New York State Dormitory Authority,
Series A, Rev., 5.00%, 03/15/2024	100	116
Series A, Rev., 5.00%, 03/15/2034	2,000	2,432
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	124
New York State Dormitory Authority, Group 2, Series A, Rev., 5.00%, 03/15/2036	2,015	2,514
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	6,211
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,373
Series A, Rev., 5.00%, 08/01/2026	750	894
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	711
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	163
New York State Dormitory Authority, State University New York Dormitory Facilities, Series B, Rev., 5.00%, 07/01/2031	1,365	1,585
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., 2.75%, 09/01/2050 (e) (z)	250	252
New York State Housing Finance Agency, Sustainability Bonds, Series P, Rev., 1.55%, 11/01/2023	300	302
New York State Thruway Authority,
Series K, Rev., 4.00%, 01/01/2021	500	505
Series K, Rev., 5.00%, 01/01/2022	105	111
Series L, Rev., 5.00%, 01/01/2024	75	85
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	4,120	4,728
New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2024	100	105
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2049	1,300	1,482
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,358
Rev., 4.00%, 03/15/2041	5,000	5,794
Rev., 5.00%, 03/15/2030	500	669
Series C3, Rev., 5.00%, 03/15/2038	1,500	1,842

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia, Rev., AMT, 5.00%, 10/01/2035	8,000	8,631
Port Authority of New York & New Jersey, Consolidated,
Series 166, Rev., 5.25%, 07/15/2036	5,000	5,062
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,557
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	2,090
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,921
Triborough Bridge & Tunnel Authority,
Series A, Rev., 5.00%, 11/15/2038	1,000	1,087
Series A, Rev., 5.00%, 11/15/2041	1,975	2,329
Series A, Rev., 5.00%, 11/15/2049	3,040	3,830
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	56
Utility Debt Securitization Authority, Restructuring, Series TE, Rev., 5.00%, 12/15/2033	3,150	3,603

		240,598

North Carolina — 1.4%
City of Charlotte, Water & Sewer System Revenue,
Rev., 5.00%, 07/01/2026	1,850	2,335
Rev., 5.00%, 07/01/2027	1,000	1,298
County of Wake, Series A, Rev., 5.00%, 08/01/2021	50	52
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	120	126
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032 (w)	1,705	1,698
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051 (w)	3,995	4,383
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027 (w)	710	827
Series A, Rev., 4.00%, 10/01/2040 (w)	600	655
Series A, Rev., 4.00%, 10/01/2045 (w)	1,000	1,074
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,000	1,281
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,934
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,228
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,500
Sanford Housing Authority, Matthews Garden Gilmore, Rev., 0.30%, 10/01/2023 (n) (w) (z)	3,750	3,749
State of North Carolina, Public Improvement, Series B, GO, 5.00%, 06/01/2026	3,500	4,406
University of North Carolina at Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 12/01/2041 (aa)	3,000	3,001
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,808

		33,355

North Dakota — 0.7%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	7,000	7,758
North Dakota Housing Finance Agency, Various Housing Finance Program, Home Mortgage Finance, Rev., VRDO, 0.12%, 10/07/2020 (z)	7,850	7,850
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	358

		15,966

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 2.9%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,871
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034 (w)	500	570
Rev., 4.00%, 11/15/2035 (w)	1,000	1,133
Rev., 4.00%, 11/15/2038 (w)	750	844
Rev., 5.00%, 11/15/2026 (w)	200	243
American Municipal Power, Inc., Series A, Rev., 5.25%, 02/15/2033 (p)	2,325	2,487
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	2,000	2,127
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Series A3, Rev., 6.25%, 06/01/2037 (p)	2,160	2,375
City of Cincinnati, Water System Revenue, Series A, Rev., 5.00%, 12/01/2036 (p)	2,500	2,641
City of Cleveland, Airport System Revenue, Series A, Rev., AGM, 5.00%, 01/01/2031 (p)	1,000	1,060
City of Columbus, Series 1, GO, 5.00%, 07/01/2026	1,000	1,132
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	371
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	64
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	1,500	1,899
County of Hamilton, Trihealth, Inc., Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,907
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	1,061
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,295
Ohio Higher Educational Facility Commission, Western Reserve University, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.53%, 10/01/2044 (aa)	3,000	2,997
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	670
State of Ohio,
Series A, GO, 5.00%, 09/15/2022	95	104
Series A, GO, 5.00%, 12/15/2022	75	83
Series A, GO, 5.00%, 02/01/2024	2,000	2,318
Series A, GO, 5.00%, 02/01/2038	3,000	3,628
State of Ohio, Cleveland Clinic Health, Rev., VRDO, 0.10%, 10/01/2020 (z)	5,875	5,875
State of Ohio, Common Shares, Series C, GO, 4.00%, 09/15/2022	5,000	5,376
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028	7,000	9,301
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	125	140
State of Ohio, Parks and Recreation Improvement, Series B, Rev., VRDO, 0.09%, 10/07/2020 (z)	5,000	5,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,433
Rev., 4.00%, 11/15/2041	1,450	1,565
Rev., 5.00%, 11/15/2028	680	829
Toledo City School District, School Facilities Improvement,
GO, 5.00%, 12/01/2030 (p)	1,125	1,293
Series B, GO, 5.00%, 12/01/2024 (p)	2,920	3,224

		66,916

Oregon — 0.6%
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,336
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,525
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,750	2,302
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	87
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,232
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	112
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,970	2,081
State of Oregon Housing & Community Services Department, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 10/07/2020 (z)	4,000	4,000
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	124

		12,799

Pennsylvania — 5.1%
Allegheny County Airport Authority, Pittsburgh International Airport, Series B, Rev., 4.00%, 01/01/2030 (p)	100	105
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,104
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,524
Series A, Rev., 5.00%, 07/15/2027	765	968
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035 (w)	400	487
Series B, Rev., 4.00%, 06/01/2036 (w)	675	817
Series B, Rev., 5.00%, 06/01/2030 (w)	500	670
Series B, Rev., 5.00%, 06/01/2032 (w)	550	735
Series B, Rev., 5.00%, 06/01/2033 (w)	600	797
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,570
Berks County Municipal Authority (The), Tower Health Project, Series A, Rev., 5.00%, 02/01/2029	500	573
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	104
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	2,237
Series A, GO, 5.00%, 08/01/2030	4,000	4,766
City of Philadelphia, Airport Revenue, Series A, Rev., 5.00%, 06/15/2024	4,500	4,523

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,575
City of Pittsburgh,
Series B, GO, 5.00%, 09/01/2025 (p)	3,000	3,277
Series B, GO, 5.00%, 09/01/2026 (p)	1,000	1,092
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,603
Series 1, GO, 4.00%, 03/01/2035	3,650	4,262
Series 1, GO, 4.00%, 03/15/2035	2,000	2,237
County of Lehigh, Lehigh Valley Health Network, Rev., 4.00%, 07/01/2049	1,000	1,106
Delaware River Joint Toll Bridge Commission, Series A, Rev., 5.00%, 07/01/2025 (p)	1,020	1,105
Delaware River Port Authority,
Rev., 5.00%, 01/01/2030	2,500	2,829
Rev., 5.00%, 01/01/2037	3,000	3,335
Geisinger Authority, Geisinger Health System, Series C, Rev., 5.00%, 04/01/2043 (z)	1,630	2,121
Lycoming County Authority, Pennsylvania College Technology, Rev., 5.00%, 05/01/2026	2,000	2,119
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,000	1,082
Montgomery County Industrial Development Authority, Retirement,
Rev., 5.00%, 11/15/2025 (p)	1,500	1,618
Rev., 5.00%, 11/15/2028 (p)	1,600	1,725
Pennsylvania Economic Development Financing Authority, Series A, Rev., 5.00%, 11/15/2023	1,665	1,895
Pennsylvania Economic Development Financing Authority, Philadelphia Bioslides Facility,
Rev., 4.00%, 01/01/2028	1,590	1,822
Rev., 4.00%, 01/01/2029	450	517
Rev., 4.00%, 01/01/2031	800	925
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Rev., 0.28%, 06/01/2044 (z)	2,500	2,500
Pennsylvania Economic Development Financing Authority, Upmc, Series A1, Rev., 4.00%, 04/15/2045	5,440	6,110
Pennsylvania Higher Educational Facilities Authority, Temple University,
Rev., 5.00%, 04/01/2035 (p)	5,000	5,362
Rev., 5.00%, 04/01/2042 (p)	3,000	3,217
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,600	3,950
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,295
Series A1, Rev., 5.00%, 12/01/2031	250	313
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,230
Series A2, Rev., 5.00%, 12/01/2024	100	119
Series A2, Rev., 5.00%, 12/01/2025	1,300	1,602
Series A, Rev., 5.00%, 12/01/2044	2,000	2,485
Series A, Rev., AGM, 5.25%, 07/15/2028	300	402
Series A, Rev., 5.25%, 12/01/2044	2,500	3,157
Series B, Rev., 5.00%, 12/01/2026 (w)	400	507
Series B, Rev., 5.00%, 12/01/2027 (w)	900	1,165
Series B, Rev., 5.00%, 12/01/2028 (w)	700	921

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,202
Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2042 (p)	2,000	2,208
Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, Rev., 5.00%, 09/01/2047	1,000	1,131
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	1,750	2,383
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,819
Rev., AGM, 5.00%, 02/01/2028	2,590	3,311
St. Mary Hospital Authority, Catholic Health, Series A, Rev., 5.00%, 11/15/2040 (p)	1,115	1,121
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	267
State Public School Building Authority, School District of Philadelphia, Rev., 5.00%, 04/01/2030 (p)	3,000	3,215
University of Pittsburgh-of the Commonwealth System of Higher Education, Rev., (SIFMA Municipal Swap Index + 0.24%), 0.36%, 09/15/2021 (aa)	3,000	3,000

		119,217

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	610	631
Series A2, Rev., 4.33%, 07/01/2040	2,245	2,288

		2,919

Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026 (w)	500	499
Series 73A, Rev., 1.10%, 04/01/2027 (w)	300	299
Series 73A, Rev., 1.65%, 10/01/2029 (w)	715	713
Series 73A, Rev., 3.00%, 10/01/2050 (w)	1,500	1,646

		3,157

South Carolina — 1.0%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	301
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	44
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,194
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,185
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,838
South Carolina Public Service Authority,
Series A, Rev., 5.00%, 12/01/2024	500	589
Series C, Rev., 5.00%, 12/01/2021	500	526
South Carolina Public Service Authority, Santee Cooper, Series A, Rev., 5.75%, 12/01/2043 (p)	4,445	5,215
South Carolina State Housing Finance & Development Authority, Series B, Rev., 3.25%, 01/01/2052 (w)	8,140	9,032
South Carolina Transportation Infrastructure Bank, Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.55%, 10/01/2031 (aa)	4,000	3,980

		23,904

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — 1.8%
Blount County, Public Building Authority, Public Building Authority, Series D3A, Rev., VRDO, 0.11%, 10/01/2020 (z)	12,000	12,000
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	383
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,586
City of Memphis, Sanitary Sewerage System Revenue,
Series B, Rev., 5.00%, 10/01/2022 (w)	1,430	1,566
Series B, Rev., 5.00%, 10/01/2023 (w)	1,000	1,142
Series B, Rev., 5.00%, 10/01/2027 (w)	1,000	1,296
County of Coffee, GO, 5.00%, 06/01/2026	250	311
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	330
Rev., AMT, 5.00%, 07/01/2043	2,055	2,430
Metropolitan Nashville Airport Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2054	1,000	1,199
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., AGM, VRDO, 0.10%, 10/01/2020 (z)	12,000	12,000
Tennessee Energy Acquisition Corp., Rev., 4.00%, 11/01/2049 (z)	1,000	1,140
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,719
Tennessee Housing Development Agency, Residential Finance Program Bonds, Rev., 4.00%, 01/01/2048	3,000	3,388

		41,490

Texas — 11.9%
Abilene Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2024 (p)	2,800	3,119
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027 (w)	1,000	1,292
Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2028	3,000	3,957
Balmorhea Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2050 (w)	2,500	2,712
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	4,370	5,812
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,305
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	2,000	2,748
Series E, Rev., 5.00%, 08/15/2027	1,000	1,294
Board of Regents of the University of Texas System, Green Bond, Series B, Rev., 2.50%, 08/15/2036 (z)	5,000	5,064
Boerne Public Facilities Corp., Liv At Boerne Senior Apartments, Rev., 2.75%, 11/01/2022 (z)	100	103
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022 (w)	6,000	6,399
GO, PSF-GTD, 5.00%, 02/15/2023 (w)	2,000	2,224
GO, PSF-GTD, 5.00%, 02/15/2027 (w)	2,500	3,188

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2028 (w)	5,000	6,528
GO, PSF-GTD, 5.00%, 02/15/2029	3,000	3,999
GO, PSF-GTD, 5.00%, 02/15/2030 (w)	3,000	3,948
Bryan Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	1,095	1,115
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	686
Series B, Rev., 4.00%, 01/01/2040	500	569
Series B, Rev., 5.00%, 01/01/2024	230	263
Series B, Rev., 5.00%, 01/01/2045 (z)	6,750	7,368
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	6,220	6,781
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032 (w)	1,750	2,388
GO, 5.00%, 09/01/2033 (w)	1,100	1,492
GO, 5.00%, 09/01/2034 (w)	1,750	2,366
City of Austin, GO, 5.00%, 11/01/2021 (w)	1,520	1,599
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2025	3,000	3,603
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,274
City of Austin, Electric Utility Revenue, Series B, Rev., 5.00%, 11/15/2044	2,000	2,565
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033 (w)	620	841
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	9,110
Series C, Rev., 4.00%, 10/01/2040	1,000	1,216
Series C, Rev., 5.00%, 10/01/2029	1,125	1,521
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040 (w)	3,570	3,992
Series A, Rev., AMT, 5.00%, 07/01/2024 (w)	1,000	1,154
Series A, Rev., AMT, 5.00%, 07/01/2028 (w)	1,000	1,263
Series A, Rev., AMT, 5.00%, 07/01/2034 (w)	1,000	1,254
Series B, Rev., 5.00%, 07/01/2027	1,995	2,524
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	155	196
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	500	516
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	1,126
Series B, Rev., 5.00%, 07/01/2026 (w)	1,000	1,237
Series B, Rev., 5.00%, 07/01/2030 (w)	1,000	1,320
City of Houston, Combined Utility System Revenue, Capital Appreciation, Junior, Series A, Rev., AGM, Zero Coupon, 12/01/2020 (p)	1,000	1,000
City of Houston, Combined Utility System Revenue, First Lien, Series C, Rev., 5.00%, 11/15/2029	2,850	3,867
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	3,000	3,638
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien, Rev., 5.00%, 02/01/2043	4,350	4,775

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,305
Collin County, Community College District, GO, 4.00%, 08/15/2021	85	88
County of Bexar, GO, 5.00%, 06/15/2031	1,500	1,852
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,761
County of Harris,
Series A, GO, 5.00%, 10/01/2024 (w)	3,500	4,155
Series A, GO, 5.00%, 10/01/2026 (w)	2,390	3,017
Series A, GO, 5.00%, 10/01/2029 (w)	1,150	1,551
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,185	1,300
County of Harris, Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2022	1,000	1,099
County of Harris, Flood Control District,
Series A, GO, 4.00%, 10/01/2036	2,800	3,381
Series A, GO, 5.00%, 10/01/2027	1,275	1,655
Series A, GO, 5.00%, 10/01/2028	1,500	1,991
Series A, GO, 5.00%, 10/01/2029	2,500	3,388
County of Harris, Refunding Road, Series A, GO, 5.00%, 10/01/2029	1,090	1,328
County of Williamson, Road, GO, 5.00%, 02/15/2021	65	66
Cypress-Fairbanks Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2021	650	662
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046	5,000	5,968
Dallas Fort Worth International Airport, Series B, Rev., 4.00%, 11/01/2034	2,395	2,841
Dallas Fort Worth International Airport, Joint Improvement, Series D, Rev., AMT, 5.00%, 11/01/2042 (p)	4,465	4,691
Dallas Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2034	1,000	1,164
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043	350	375
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,293
Fort Bend Independent School District, Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	1,000	1,008
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,000	1,066
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	114
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	465
Harlingen Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2024	80	94
GO, PSF-GTD, 5.00%, 08/15/2026	105	132
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,179
Harris County, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2021	100	105
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	118
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	4,500	4,581
Houston Independent School District, Maintenance Tax Notes,
GO, 5.00%, 07/15/2021	1,500	1,557
GO, 5.00%, 07/15/2022	80	87

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Houston Independent School District, Schoolhouse, Series B, GO, PSF-GTD, 2.40%, 06/01/2036 (z)	1,500	1,521
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	3,002
Lewisville Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	1,000	1,182
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029	4,000	4,360
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	640
Lower Colorado River Authority, Lcra Transmission Services, Series A, Rev., 5.00%, 05/15/2022	1,000	1,077
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	132
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,925
Metropolitan Transit Authority of Harris County, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2036 (p)	1,560	1,641
Midlothian Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,410	1,568
Mission Economic Development Corp., Waste Management, Series B, Rev., AMT, 0.40%, 07/01/2040 (z)	5,100	5,100
New Hope Cultural Education Facilities Finance Corp., Childrens Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,191
North Texas Tollway Authority, Series A, Rev., 5.00%, 01/01/2028	1,750	2,119
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,290
North Texas Tollway Authority, First Tier, Series A, Rev., 5.00%, 01/01/2025	390	429
North Texas Tollway Authority, Second Tier, Series B, Rev., 5.00%, 01/01/2033	1,000	1,203
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (w) (z)	16,850	16,829
Pasadena Independent School District, School Building,
GO, PSF-GTD, 5.00%, 02/15/2038	7,500	8,290
Series A, GO, PSF-GTD, 5.00%, 02/15/2035 (p)	1,000	1,066
Plano Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2023	100	105
Round Rock Independent School District,
Series A, GO, PSF-GTD, 5.00%, 08/01/2021	1,700	1,769
Series A, GO, PSF-GTD, 5.00%, 08/01/2031	2,000	2,650
San Antonio Housing Trust Finance Corp., Alsbury Park Apartments, Rev., FHA, 1.38%, 09/01/2022 (z)	10	10
Schertz-Cibolo-Universal City Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,000	1,089
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	72
State of Texas, Transportation Commission Highway Improvement, GO, 5.00%, 04/01/2022	3,000	3,218
State of Texas, Transportation Commission Mobility Fund, Series A, GO, 5.00%, 10/01/2044 (p)	1,470	1,750
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	148
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2027	1,000	1,081
Rev., 5.00%, 12/15/2032	1,000	1,068

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	3,000	3,438
Texas Private Activity Bond Surface Transportation Corp., Lbj Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,719
Rev., 4.00%, 06/30/2033	1,000	1,151
Texas Transportation Commission State Highway Fund, First Tier,
Rev., 5.00%, 10/01/2022	2,065	2,264
Series A, Rev., 5.00%, 04/01/2022	1,000	1,072
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033 (w)	1,000	1,245
Rev., 5.00%, 10/15/2026 (w)	2,000	2,535
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	609
Rev., 5.00%, 08/01/2024	250	295
Rev., 5.00%, 08/01/2028	125	165
Series A, Rev., 5.00%, 10/15/2028	100	131
Texas Water Development Board, State Water Implementation Fund, Series A, Rev., 5.00%, 04/15/2026	100	125
Texas Water Development Board, Water Implementation Fund, Series A, Rev., 4.00%, 10/15/2049	1,000	1,175
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029 (w)	1,500	2,011
University of Houston, Series A, Rev., 5.00%, 02/15/2026	2,050	2,525
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	132
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	1,020
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	884

		278,769

Utah — 0.6%
County of Utah, Ihc Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,000	2,498
State of Utah,
GO, 5.00%, 07/01/2024	100	118
GO, 5.00%, 07/01/2026	3,005	3,794
GO, 5.00%, 07/01/2030	4,500	5,981
Series B, GO, 5.00%, 07/01/2029	100	134
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,847

		14,372

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	400	456
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	302

		758

Virginia — 1.4%
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	382
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	699
County of Fairfax,
Series A, GO, 5.00%, 10/01/2029	2,500	3,422
Series A, GO, 5.00%, 10/01/2031	2,500	3,402

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031	945	1,188
Hampton Roads Transportation Accountability Commission, Senior Lien, Series A, Rev., 5.00%, 07/01/2038	1,000	1,243
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,124
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,000	1,199
Virginia College Building Authority, Series A, Rev., 5.00%, 02/01/2023	1,505	1,675
Virginia College Building Authority, 21st Century Century College And Equipment,
Rev., 5.00%, 02/01/2026	40	50
Rev., 5.00%, 02/01/2033	3,750	5,009
Virginia Public Building Authority, Series A, Rev., 5.00%, 08/01/2021	1,175	1,222
Virginia Resources Authority, Revolving Fund, Series A, Rev., 5.00%, 08/01/2023	700	728
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2044	1,500	1,545
Virginia Small Business Financing Authority, Senior Lien, Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2040	1,450	1,496
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,680
Rev., AMT, 5.00%, 12/31/2056	1,000	1,119
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	5,075	5,067
Wise County Industrial Development Authority, Virginia Electric & Power Company Project, Series A, Rev., 1.20%, 11/01/2040 (z)	15	15

		33,265

Washington — 3.3%
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,099
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,752
County of King, Sewer Revenue, 2017 Refunding, Series B, Rev., 5.00%, 01/01/2034 (p)	1,050	1,063
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	129
Energy Northwest, Columbia Generating, Series A, Rev., 5.00%, 07/01/2022	1,125	1,165
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	6,060
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,585
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,724
King County, School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2027	1,520	1,921
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	570
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,816
Rev., AMT, 5.00%, 04/01/2030	1,000	1,251

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	4,500	5,966
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,936
Series A1, GO, 5.00%, 08/01/2040	13,645	16,273
Series A, GO, 5.00%, 08/01/2022	85	92
Series B, GO, 5.00%, 07/01/2025	75	92
Series E, GO, 5.00%, 02/01/2023	1,250	1,390
Series RC, GO, 5.00%, 08/01/2029	100	128
Series R-2017A, GO, 5.00%, 08/01/2022	800	871
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	2,280
Series R-2020B, GO, 5.00%, 01/01/2026	2,500	3,104
State of Washington, Motor Vehicle, Series R-2012D, GO, 5.00%, 07/01/2023	1,000	1,084
State of Washington, Various Purpose,
Series 2015-A1, GO, 5.00%, 08/01/2025	1,000	1,181
Series A, GO, 5.00%, 08/01/2024 (p)	4,750	4,942
Series B, GO, 5.25%, 02/01/2036 (p)	2,500	2,542
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026 (w)	1,275	1,625
Washington Health Care Facilities Authority, Fred Hutchinson Cancer, Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.17%, 01/01/2042 (aa)	3,000	3,029
Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.00%, 10/01/2042 (z)	345	361
Washington State Housing Finance Commission, College Glen Apartments Project, Series A, Rev., FHA, 1.55%, 07/01/2022 (z)	1,000	1,015
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,292
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (w)	1,000	1,000

		76,338

West Virginia — 0.2%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	391
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,081
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	615	612
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	1,500	1,644

		3,728

Wisconsin — 1.5%
City of Milwaukee, Corporate Purpose Bonds, Series B4, GO, 5.00%, 04/01/2030	1,800	2,219
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	3,331
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	319
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	200
Rev., 5.00%, 06/15/2041 (e)	250	254

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026 (w)	275	337
Rev., 5.00%, 06/01/2027 (w)	425	530
Rev., 5.00%, 06/01/2028 (w)	600	762
Rev., 5.00%, 06/01/2034 (w)	1,000	1,265
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027 (w)	2,400	3,030
Series 1, GO, 5.00%, 05/01/2030 (w)	2,500	3,359
Series A, GO, 5.00%, 05/01/2021	4,010	4,123
Wisconsin Department of Transportation, Series 1, Rev., 5.00%, 07/01/2024 (p)	1,940	2,103
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	644
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,298
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,787
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Rev., 5.00%, 02/15/2051 (z)	2,600	3,140
Wisconsin Housing & Economic Development Authority, Series D, Rev., 4.00%, 03/01/2047	4,000	4,423

		34,124

Total Municipal Bonds (Cost $2,173,990)		2,170,192

Short-Term Investments — 24.3%
Municipal Bonds — 1.9% (t)
City & County of San Francisco, Series B, GO, 2.00%, 06/15/2021	5,000	5,064
City of Austin, GO, 5.00%, 05/01/2021 (w)	1,650	1,696
City of Philadelphia, Series A, Rev., TRAN, 4.00%, 06/30/2021	680	699
City of San Antonio, Certificates Obligation, GO, 5.00%, 08/01/2021	1,620	1,685
City of San Antonio, Tax Notes, GO, 5.00%, 08/01/2021	2,245	2,335
City of Wichita, Temporary Notes, Series 302, GO, 3.50%, 10/15/2021 (w)	2,000	2,066
Commonwealth of Pennsylvania, Series 1, GO, 3.00%, 05/01/2021	3,000	3,048
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2021	440	457
County of Los Angeles, Series A, Rev., TRAN, 4.00%, 06/30/2021	5,000	5,142
Indianapolis Local Public Improvement Bond Bank, Fieldhouse Project, Series C, Rev., 1.40%, 06/01/2021	500	500
McKinney Independent School District, School Building, GO, 5.00%, 02/15/2021	10	10
Michigan State University, Series A, Rev., 5.00%, 08/15/2021 (w)	720	750
New York State Dormitory Authority, Series B, Rev., RAN, 5.00%, 03/31/2021	100	102
School District of Philadelphia, Series A, Rev., TRAN, 4.00%, 06/30/2021	3,500	3,598
State of Texas, Rev., TRAN, 4.00%, 08/26/2021	16,000	16,548

Total Municipal Bonds		43,700

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Time Deposits — 22.4%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020	95,445	95,445
Barclays SA, 0.01%, 10/01/2020	195,297	195,297
BNP Paribas SA, 0.01%, 10/01/2020	70,275	70,275
Citibank NA, 0.01%, 10/01/2020	72,678	72,678
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/2020	89,749	89,749

Total Time Deposits		523,444

Total Short-Term Investments (Cost $567,140)		567,144

Total Investments — 117.0% (Cost - $2,741,130)*		2,737,336
Liabilities in Excess of Other Assets — (17.0)%		(396,954)

NET ASSETS — 100.0%		$2,340,382

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	63	12/2020	USD	7,934	6
U.S. Treasury 10 Year Note	72	12/2020	USD	10,041	5

Total unrealized appreciation (depreciation)					11

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BAM	—	Insured by Build America Mutual
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
Q-SBLF	—	Qualified School Bond Loan Fund
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2020.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of September 30, 2020.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security or forward commitment.

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (continued)

(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Convertible Bond — 0.1%
Communications — 0.1%
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/2050 (e) (Cost $16)	16	17

Corporate Bonds — 97.2%
Basic Materials — 2.6%
Chemicals — 0.6%
Element Solutions, Inc., 3.88%, 09/01/2028 (e)	50	49
Hexion, Inc., 7.88%, 07/15/2027 (e)	25	25
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)	25	27
PQ Corp., 5.75%, 12/15/2025 (e)	50	51

		152

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)	25	25

Iron/Steel — 0.2%
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)	18	18
United States Steel Corp., 12.00%, 06/01/2025 (e)	20	22

		40

Mining — 1.7%
Coeur Mining, Inc., 5.88%, 06/01/2024	25	25
Freeport-McMoRan, Inc.,
4.25%, 03/01/2030	50	51
4.63%, 08/01/2030	42	44
5.45%, 03/15/2043	60	67
New Gold, Inc., (Canada), 6.38%, 05/15/2025 (e)	50	51
Novelis Corp., 4.75%, 01/30/2030 (e)	171	168

		406

Total Basic Materials		623

Communications — 16.3%
Advertising — 0.3%
Lamar Media Corp., 4.88%, 01/15/2029 (e)	25	26
Terrier Media Buyer, Inc., 8.88%, 12/15/2027 (e)	50	50

		76

Internet — 0.4%
Match Group Holdings II LLC, 4.63%, 06/01/2028 (e)	26	27
Uber Technologies, Inc.,
6.25%, 01/15/2028 (e)	5	5
7.50%, 05/15/2025 (e)	57	61

		93

Media — 9.7%
AMC Networks, Inc., 4.75%, 12/15/2022	50	50

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — continued
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.50%, 08/15/2030 (e)	275	289
4.50%, 05/01/2032 (e)	75	78
5.75%, 02/15/2026 (e)	100	104
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027 (e)	116	111
CSC Holdings LLC,
4.63%, 12/01/2030 (e)	200	201
7.50%, 04/01/2028 (e)	200	221
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/2026 (e)	100	71
DISH DBS Corp.,
5.88%, 07/15/2022	42	44
5.88%, 11/15/2024	75	77
7.38%, 07/01/2028 (e)	50	51
7.75%, 07/01/2026	19	21
Entercom Media Corp., 6.50%, 05/01/2027 (e)	25	22
Gray Television, Inc., 7.00%, 05/15/2027 (e)	25	27
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)	25	24
8.38%, 05/01/2027	50	49
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027 (e)	50	53
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)	16	16
6.50%, 09/15/2028 (e)	22	23
Scripps Escrow, Inc., 5.88%, 07/15/2027 (e)	25	24
Sinclair Television Group, Inc.,
5.13%, 02/15/2027 (e)	25	24
5.88%, 03/15/2026 (e)	50	49
Sirius XM Radio, Inc.,
4.13%, 07/01/2030 (e)	117	119
5.38%, 07/15/2026 (e)	75	78
TEGNA, Inc., 5.00%, 09/15/2029 (e)	50	49
Univision Communications, Inc., 6.63%, 06/01/2027 (e)	88	86
Virgin Media Finance plc, (United Kingdom), 5.00%, 07/15/2030 (e)	200	199
Ziggo BV, (Netherlands), 5.50%, 01/15/2027 (e)	150	157

		2,317

Telecommunications — 5.9%
Avaya, Inc., 6.13%, 09/15/2028 (e)	14	14
CenturyLink, Inc.,
4.00%, 02/15/2027 (e)	20	20
5.13%, 12/15/2026 (e)	60	61
Series W, 6.75%, 12/01/2023	225	247
Series U, 7.65%, 03/15/2042	15	17
CommScope, Inc.,
6.00%, 03/01/2026 (e)	25	26
7.13%, 07/01/2028 (e)	58	60
8.25%, 03/01/2027 (e)	50	52
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)	4	4
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)	90	89
4.63%, 09/15/2027 (e)	25	25

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Sprint Capital Corp.,
6.88%, 11/15/2028	18	23
8.75%, 03/15/2032	29	42
Sprint Communications, Inc., 6.00%, 11/15/2022	100	108
Sprint Corp., 7.88%, 09/15/2023	200	230
Switch Ltd., 3.75%, 09/15/2028 (e)	8	8
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034	29	34
T-Mobile USA, Inc., 6.50%, 01/15/2026	75	78
ViaSat, Inc., 6.50%, 07/15/2028 (e)	67	67
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (e)	203	200

		1,405

Total Communications		3,891

Consumer Cyclical — 17.9%
Airlines — 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational),
4.50%, 10/20/2025 (e)	5	5
4.75%, 10/20/2028 (e)	13	14
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)	35	36
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)	2	2

		57

Apparel — 0.2%
William Carter Co. (The), 5.50%, 05/15/2025 (e)	25	26
Wolverine World Wide, Inc., 5.00%, 09/01/2026 (e)	25	25

		51

Auto Manufacturers — 2.3%
Allison Transmission, Inc., 5.88%, 06/01/2029 (e)	50	54
Ford Motor Co., 9.00%, 04/22/2025	175	201
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	200	206
General Motors Co., 6.80%, 10/01/2027	36	44
General Motors Financial Co., Inc., (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)	5	5
Navistar International Corp., 6.63%, 11/01/2025 (e)	50	51

		561

Auto Parts & Equipment — 1.6%
Adient US LLC, 9.00%, 04/15/2025 (e)	75	83
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	50	49
Clarios Global LP / Clarios US Finance Co., (Multinational), 8.50%, 05/15/2027 (e)	116	120
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)	29	30
Dana, Inc., 5.50%, 12/15/2024	100	102

		384

Distribution/Wholesale — 1.0%
Core & Main LP, 6.13%, 08/15/2025 (e)	107	108
HD Supply, Inc., 5.38%, 10/15/2026 (e)	84	88
KAR Auction Services, Inc., 5.13%, 06/01/2025 (e)	50	50

		246

Entertainment — 3.8%
Caesars Entertainment, Inc.,
6.25%, 07/01/2025 (e)	101	105
8.13%, 07/01/2027 (e)	60	64
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (e)	36	37
Cedar Fair LP, 5.25%, 07/15/2029	50	48

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Churchill Downs, Inc., 5.50%, 04/01/2027 (e)	73	76
Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)	50	49
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (e)	83	90
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024 (e)	25	23
Scientific Games International, Inc.,
8.25%, 03/15/2026 (e)	125	130
8.63%, 07/01/2025 (e)	58	61
Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	50	47
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)	55	58
Stars Group Holdings BV / Stars Group US Co-Borrower LLC, (Netherlands), 7.00%, 07/15/2026 (e)	50	53
Twin River Worldwide Holdings, Inc., 6.75%, 06/01/2027 (e)	25	25
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 04/15/2025 (e)	30	32

		898

Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/2028 (e)	41	41

Home Builders — 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028 (e)	200	201
Beazer Homes USA, Inc., 7.25%, 10/15/2029	100	107
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., (Canada), 6.25%, 09/15/2027 (e)	75	76
Mattamy Group Corp., (Canada), 4.63%, 03/01/2030 (e)	50	51
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028 (e)	100	109
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)	71	71

		615

Lodging — 2.1%
Boyd Gaming Corp., 6.38%, 04/01/2026	50	52
Hilton Domestic Operating Co., Inc.,
4.88%, 01/15/2030	65	67
5.13%, 05/01/2026	150	155
5.75%, 05/01/2028 (e)	75	79
MGM Resorts International, 6.75%, 05/01/2025	75	79
Station Casinos LLC, 5.00%, 10/01/2025 (e)	50	49
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)	25	24

		505

Retail — 3.5%
1011778 BC ULC / New Red Finance, Inc., (Canada),
4.00%, 10/15/2030 (e)	2	2
4.38%, 01/15/2028 (e)	50	51
5.00%, 10/15/2025 (e)	75	77
5.75%, 04/15/2025 (e)	116	124
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028 (e)	2	2
4.75%, 03/01/2030 (e)	3	3
Brinker International, Inc., 5.00%, 10/01/2024 (e)	6	6
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)	3	3
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 06/01/2026 (e)	25	26
L Brands, Inc., 6.63%, 10/01/2030 (e)	3	3
Macy’s, Inc., 8.38%, 06/15/2025 (e)	30	31
Michaels Stores, Inc., 8.00%, 07/15/2027 (e)	25	26

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Retail — continued
PetSmart, Inc.,
5.88%, 06/01/2025 (e)	115	118
7.13%, 03/15/2023 (e)	75	75
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025	25	25
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 09/30/2026 (e)	9	9
SRS Distribution, Inc., 8.25%, 07/01/2026 (e)	21	23
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.88%, 03/01/2027	100	103
Yum! Brands, Inc., 7.75%, 04/01/2025 (e)	108	120

		827

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 6.75%, 12/31/2025 (e)	83	88

Total Consumer Cyclical		4,273

Consumer Non-cyclical — 17.7%
Commercial Services — 4.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.63%, 07/15/2026 (e)	197	210
9.75%, 07/15/2027 (e)	75	81
Garda World Security Corp., (Canada), 9.50%, 11/01/2027 (e)	75	79
Gartner, Inc.,
3.75%, 10/01/2030 (e)	10	10
4.50%, 07/01/2028 (e)	50	53
Jaguar Holding Co. II / PPD Development LP,
4.63%, 06/15/2025 (e)	50	51
5.00%, 06/15/2028 (e)	68	71
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	62	64
Nielsen Finance LLC / Nielsen Finance Co.,
5.00%, 04/15/2022 (e)	50	50
5.63%, 10/01/2028 (e)	8	9
5.88%, 10/01/2030 (e)	6	6
Refinitiv US Holdings, Inc., 8.25%, 11/15/2026 (e)	90	99
Sabre GLBL, Inc., 7.38%, 09/01/2025 (e)	7	7
United Rentals North America, Inc., 3.88%, 02/15/2031	225	228
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)	84	91

		1,109

Food — 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)	80	79
3.50%, 02/15/2023 (e)	25	26
4.88%, 02/15/2030 (e)	75	78
5.88%, 02/15/2028 (e)	50	53
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/2025 (e)	21	22
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational), 6.50%, 04/15/2029 (e)	87	97
Kraft Heinz Foods Co.,
4.25%, 03/01/2031 (e)	43	47
4.38%, 06/01/2046	50	51
4.88%, 10/01/2049 (e)	32	34
5.50%, 06/01/2050 (e)	48	55
Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	100	102

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Food — continued
Post Holdings, Inc.,
5.00%, 08/15/2026 (e)	99	101
5.75%, 03/01/2027 (e)	75	79

		824

Healthcare - Products — 0.6%
Avantor Funding, Inc., 4.63%, 07/15/2028 (e)	42	44
Hologic, Inc., 3.25%, 02/15/2029 (e)	2	2
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
7.25%, 02/01/2028 (e)	65	68
7.38%, 06/01/2025 (e)	21	21

		135

Healthcare - Services — 6.1%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	50	51
Centene Corp.,
3.00%, 10/15/2030	2	2
4.63%, 12/15/2029	69	74
5.25%, 04/01/2025 (e)	125	130
CHS / Community Health Systems, Inc.,
6.25%, 03/31/2023	50	49
8.00%, 03/15/2026 (e)	116	114
HCA, Inc.,
3.50%, 09/01/2030	170	173
5.38%, 09/01/2026	25	28
5.88%, 05/01/2023	50	54
5.88%, 02/15/2026	125	140
LifePoint Health, Inc., 6.75%, 04/15/2025 (e)	75	79
MEDNAX, Inc., 6.25%, 01/15/2027 (e)	25	26
Polaris Intermediate Corp., 8.50% (cash), 12/01/2022 (e) (v)	50	51
Surgery Center Holdings, Inc., 6.75%, 07/01/2025 (e)	32	32
Tenet Healthcare Corp.,
5.13%, 11/01/2027 (e)	57	59
6.25%, 02/01/2027 (e)	100	103
6.75%, 06/15/2023	220	231
West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	50	51

		1,447

Household Products/Wares — 0.2%
Prestige Brands, Inc., 5.13%, 01/15/2028 (e)	50	52

Pharmaceuticals — 2.8%
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)	250	275
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)	75	73
6.13%, 04/15/2025 (e)	100	102
6.25%, 02/15/2029 (e)	78	80
Par Pharmaceutical, Inc., 7.50%, 04/01/2027 (e)	83	87
Vizient, Inc., 6.25%, 05/15/2027 (e)	50	52

		669

Total Consumer Non-cyclical		4,236

Energy — 12.2%
Energy — Alternate Sources — 0.9%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)	150	158
TerraForm Power Operating LLC, 4.25%, 01/31/2023 (e)	50	51

		209

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — 6.3%
Antero Resources Corp., 5.63%, 06/01/2023	25	18
Citgo Holding, Inc., 9.25%, 08/01/2024 (e)	100	95
CNX Resources Corp., 7.25%, 03/14/2027 (e)	80	82
Comstock Resources, Inc., 7.50%, 05/15/2025 (e)	49	46
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (e)	101	95
Endeavor Energy Resources LP / EER Finance, Inc.,
5.50%, 01/30/2026 (e)	134	133
6.63%, 07/15/2025 (e)	25	26
EQT Corp.,
3.90%, 10/01/2027	25	23
8.75%, 02/01/2030	25	30
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/01/2025 (e)	250	226
MEG Energy Corp., (Canada), 6.50%, 01/15/2025 (e)	57	56
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	50	25
7.50%, 01/15/2028 (e)	25	12
Occidental Petroleum Corp.,
3.40%, 04/15/2026	50	40
3.50%, 08/15/2029	112	86
6.63%, 09/01/2030	100	92
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 05/15/2025 (e)	78	80
PDC Energy, Inc.,
5.75%, 05/15/2026	6	5
6.13%, 09/15/2024	25	24
QEP Resources, Inc.,
5.25%, 05/01/2023	12	9
5.63%, 03/01/2026	25	14
Range Resources Corp.,
4.88%, 05/15/2025	125	113
9.25%, 02/01/2026 (e)	25	25
Viper Energy Partners LP, 5.38%, 11/01/2027 (e)	2	2
WPX Energy, Inc.,
4.50%, 01/15/2030	51	50
5.25%, 10/15/2027	50	51
5.88%, 06/15/2028	50	52

		1,510

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028 (e)	50	47
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	50	50

		97

Pipelines — 4.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/2028 (e)	75	62
Cheniere Energy Partners LP,
4.50%, 10/01/2029	22	23
5.25%, 10/01/2025	50	51
Cheniere Energy, Inc., 4.63%, 10/15/2028 (e)	30	31

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 03/15/2026 (e)	25	25
DCP Midstream Operating LP, 5.63%, 07/15/2027	45	46
EQM Midstream Partners LP,
5.50%, 07/15/2028	125	126
6.50%, 07/01/2027 (e)	60	64
Hess Midstream Operations LP, 5.13%, 06/15/2028 (e)	75	75
New Fortress Energy, Inc., 6.75%, 09/15/2025 (e)	4	4
NuStar Logistics LP, 5.63%, 04/28/2027	50	49
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 (e)	50	49
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
5.50%, 08/15/2022	25	18
5.75%, 04/15/2025	25	14
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	50	45
7.50%, 10/01/2025 (e)	3	3
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.88%, 02/01/2031 (e)	50	48
5.13%, 02/01/2025	50	50
5.88%, 04/15/2026	25	26
6.50%, 07/15/2027	25	26
6.88%, 01/15/2029	105	112
Western Midstream Operating LP,
3.95%, 06/01/2025	25	24
4.10%, 02/01/2025	50	48
5.05%, 02/01/2030	25	24
5.30%, 03/01/2048	75	60

		1,103

Total Energy		2,919

Financial — 9.2%
Diversified Financial Services — 3.4%
Ally Financial, Inc., 8.00%, 11/01/2031	73	100
LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	85	88
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028 (e)	150	150
Navient Corp., 7.25%, 09/25/2023	50	52
NFP Corp., 6.88%, 08/15/2028 (e)	50	51
OneMain Finance Corp.,
7.13%, 03/15/2026	61	68
8.88%, 06/01/2025	150	166
Quicken Loans LLC, 5.75%, 05/01/2025 (e)	75	77
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.88%, 03/01/2031 (e)	50	49

		801

Insurance — 1.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (e)	105	110
AmWINS Group, Inc., 7.75%, 07/01/2026 (e)	50	53
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)	50	53
HUB International Ltd., 7.00%, 05/01/2026 (e)	145	150
USI, Inc., 6.88%, 05/01/2025 (e)	50	51

		417

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	69	72

Real Estate — 0.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)	50	52
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)	50	50

		102

REITS — 3.4%
ESH Hospitality, Inc., 4.63%, 10/01/2027 (e)	75	74
GLP Capital LP / GLP Financing II, Inc., 4.00%, 01/15/2031	77	80
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
4.50%, 01/15/2028	25	26
5.63%, 05/01/2024	116	123
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2027	95	99
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/01/2028 (e)	3	3
Sabra Health Care LP, 5.13%, 08/15/2026	75	81
SBA Communications Corp., 3.88%, 02/15/2027 (e)	142	144
VICI Properties LP / VICI Note Co., Inc.,
4.13%, 08/15/2030 (e)	83	81
4.63%, 12/01/2029 (e)	100	102

		813

Total Financial		2,205

Industrial — 10.4%
Aerospace/Defense — 2.8%
Boeing Co. (The), 5.81%, 05/01/2050	150	181
Bombardier, Inc., (Canada), 8.75%, 12/01/2021 (e)	200	203
Spirit AeroSystems, Inc., 5.50%, 01/15/2025 (e)	5	5
TransDigm, Inc.,
6.25%, 03/15/2026 (e)	196	205
7.50%, 03/15/2027	50	52
Triumph Group, Inc., 8.88%, 06/01/2024 (e)	31	33

		679

Building Materials — 1.5%
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)	6	6
8.00%, 04/15/2026 (e)	50	53
Standard Industries, Inc.,
3.38%, 01/15/2031 (e)	138	136
5.00%, 02/15/2027 (e)	100	104
US Concrete, Inc., 5.13%, 03/01/2029 (e)	52	52

		351

Electrical Components & Equipments — 0.8%
Energizer Holdings, Inc., 6.38%, 07/15/2026 (e)	50	54
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)	82	89
7.25%, 06/15/2028 (e)	50	55

		198

Electronics — 0.3%
Sensata Technologies BV, (Netherlands), 5.63%, 11/01/2024 (e)	25	27
Sensata Technologies, Inc., 3.75%, 02/15/2031 (e)	45	45

		72

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Engineering & Construction — 0.3%
AECOM, 5.88%, 10/15/2024	50	54
KBR, Inc., 4.75%, 09/30/2028 (e)	6	6

		60

Environmental Control — 0.3%
GFL Environmental, Inc., (Canada),
5.13%, 12/15/2026 (e)	34	35
7.00%, 06/01/2026 (e)	34	36

		71

Miscellaneous Manufacturers — 0.4%
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)	50	51
Koppers, Inc., 6.00%, 02/15/2025 (e)	50	51

		102

Packaging & Containers — 3.6%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)	200	199
Ball Corp., 2.88%, 08/15/2030	25	25
Berry Global, Inc., 4.88%, 07/15/2026 (e)	75	79
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	50	52
Flex Acquisition Co., Inc., 7.88%, 07/15/2026 (e)	100	102
Graphic Packaging International LLC, 3.50%, 03/01/2029 (e)	25	25
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/2024 (e)	25	25
7.25%, 04/15/2025 (e)	50	47
Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025 (e)	50	53
Trident TPI Holdings, Inc., 6.63%, 11/01/2025 (e)	25	24
Trivium Packaging Finance BV, (Netherlands), 8.50%, 08/15/2027 (e)	200	215

		846

Transportation — 0.4%
Watco Cos. LLC / Watco Finance Corp., 6.50%, 06/15/2027 (e)	25	26
XPO Logistics, Inc., 6.75%, 08/15/2024 (e)	75	79

		105

Total Industrial		2,484

Technology — 5.9%
Computers — 1.1%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)	44	45
NCR Corp., 5.25%, 10/01/2030 (e)	100	100
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/2025 (e)	119	122

		267

Office/Business Equip — 0.5%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	105	108

Semiconductors — 0.8%
Microchip Technology, Inc., 4.25%, 09/01/2025 (e)	134	139
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)	47	48
Qorvo, Inc., 3.38%, 04/01/2031 (e)	11	11

		198

Software — 3.5%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)	22	22

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Software — continued
Boxer Parent Co., Inc., 9.13%, 03/01/2026 (e)	90	95
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 01/31/2026 (e)	100	102
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)	56	57
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026 (e)	68	73
Logan Merger Sub, Inc., 5.50%, 09/01/2027 (e)	25	25
MSCI, Inc., 3.88%, 02/15/2031 (e)	52	54
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)	58	60
Solera LLC / Solera Finance, Inc., 10.50%, 03/01/2024 (e)	71	74
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)	201	214
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)	69	71

		847

Total Technology		1,420

Utilities — 5.0%
Electric — 5.0%
Calpine Corp.,
4.50%, 02/15/2028 (e)	64	66
4.63%, 02/01/2029 (e)	250	250
5.00%, 02/01/2031 (e)	76	77
NRG Energy, Inc.,
5.25%, 06/15/2029 (e)	150	163
7.25%, 05/15/2026	75	80
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)	92	95
PG&E Corp., 5.25%, 07/01/2030	200	194
Pike Corp., 5.50%, 09/01/2028 (e)	5	5
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (e)	250	261

Total Utilities		1,191

Total Corporate Bonds (Cost $23,494)		23,242

Loan Assignment — 0.0% (g) (o)
Spirit Aerosystems, Inc., Initial Term Loan, (1 Month USD LIBOR + 5.25%), 0.00%, 1/15/2025 (aa) (Cost $4)	4	4

Short-Term Investments — 0.4%
Time Deposit — 0.4%
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/2020 (Cost $83)	83	83

Total Investments — 97.7% (Cost — $23,597) *		23,346
Other Assets in Excess of Liabilities — 2.3%		552

NET ASSETS — 100.0%		$23,898

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	3	12/2020	EUR	395	—
U.S. Treasury 2 Year Note	3	12/2020	USD	663	—	(h)
U.S. Treasury Long Bond	2	12/2020	USD	351	1

					1

Short Contracts
Euro BOBL	(2)	12/2020	EUR	(317)	(—	)(h)
Euro Schatz	(1)	12/2020	EUR	(132)	—
U.S. Treasury 10 Year Note	(4)	12/2020	USD	(558)	(—	)(h)
U.S. Treasury 2 Year Note	(1)	12/2020	USD	(221)	—	(h)
U.S. Treasury 5 Year Note	(1)	12/2020	USD	(126)	(—	)(h)
U.S. Treasury Ultra Bond	(1)	12/2020	USD	(225)	3

					3

Total unrealized appreciation (depreciation)					4

Six Circles Credit Opportunities Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
*	—	The cost of securities is substantially the same for federal income tax purposes.
EUR	—	Euro
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$104,852	$—	$104,852
Certificates of Deposit
Financial	—	7,503	—	7,503
Collateralized Mortgage Obligations	—	21,673	2,000	23,673
Commercial Mortgage-Backed Securities	—	24,887	—	24,887
Corporate Bonds
Basic Materials	—	6,616	—	6,616
Communications	—	4,598	—	4,598
Consumer Cyclical	—	40,747	—	40,747
Consumer Non-cyclical	—	75,583	—	75,583
Energy	—	7,283	—	7,283
Financial	—	151,538	—	151,538
Industrial	—	15,145	—	15,145
Technology	—	5,358	—	5,358
Utilities	—	6,225	—	6,225

Total Corporate Bonds	—	313,093	—	313,093

Foreign Government Securities	—	8,398	—	8,398
U.S. Government Agency Securities	—	30,414	—	30,414
U.S. Treasury Obligations	—	25,844	—	25,844
Short-Term Investments
Corporate Bond	—	2,123	—	2,123
Certificates of Deposit	—	21,764	—	21,764
Commercial Papers	—	25,043	—	25,043
Foreign Government Securities	—	62,949	—	62,949
Repurchase Agreement	—	19,400	—	19,400
Time Deposits	—	7,670	—	7,670

Total Short-Term Investments	—	138,949	—	138,949

Total Investments in Securities	$—	$675,613	$2,000	$677,613

Appreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$2	$—	$2
Futures contracts	104	—	—	104
Forward Foreign Currency Exchange contracts	—	278	—	278

Total Appreciation in Other Financial Instruments	$104	$280	$—	$384

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures contracts	$(25)	$—	$—	$(25)
Forward Foreign Currency Exchange contracts	—	(189)	—	(189)

Total Depreciation in Other Financial Instruments	$(25)	$(189)	$—	$(214)

Six Circles Tax Aware Ultra Short Duration Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$26,478	$—	$26,478
Certificate of Deposit
Financial	—	1,801	—	1,801
Collateralized Mortgage Obligations	—	24,256	2,200	26,456
Commercial Mortgage-Backed Securities	—	8,196	—	8,196
Corporate Bonds
Basic Materials	—	201	—	201
Communications	—	1,125	—	1,125
Consumer Cyclical	—	18,375	—	18,375
Consumer Non-cyclical	—	24,112	—	24,112
Energy	—	1,081	—	1,081
Financial	—	64,283	—	64,283
Industrial	—	4,862	—	4,862
Technology	—	1,271	—	1,271
Utilities	—	3,328	—	3,328

Total Corporate Bonds	—	118,638	—	118,638

Foreign Government Securities	—	4,915	—	4,915
Municipal Bonds	—	501,115	—	501,115
U.S. Government Agency Securities	—	12,606	—	12,606
U.S. Treasury Obligation	—	9,277	—	9,277
Short-Term Investments
Municipal Bonds	—	49,902	—	49,902
Repurchase Agreements	—	28,800	—	28,800
Time Deposits	—	10,276	—	10,276

Total Short-Term Investments	—	88,978	—	88,978

Total Investments in Securities	$—	$796,260	$2,200	$798,460

Appreciation in Other Financial Instruments
Futures contracts	$120	$—	$—	$120
Forward Foreign Currency Exchange contracts	—	130	—	130
Centrally Cleared Interest Rate Swap contracts	—	3	—	3

Total Appreciation in Other Financial Instruments	$120	$133	$—	$253

Depreciation in Other Financial Instruments
Futures contracts	$(28)	$—	$—	$(28)
Forward Foreign Currency Exchange contracts	—	(10)	—	(10)

Total Depreciation in Other Financial Instruments	$(28)	$(10)	$—	$(38)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$71,121	$—	$—	$71,121
Communications	2,405,859	—	—	2,405,859
Consumer Cyclical	597,201	—	—	597,201
Consumer Non-cyclical	2,697,978	—	—	2,697,978
Energy	66,653	—	—	66,653
Financial	2,121,541	—	—	2,121,541
Industrial	2,006,231	—	—	2,006,231
Technology	1,825,517	—	—	1,825,517
Utilities	99,926	—	—	99,926

Total Common Stocks	11,892,027	—	—	11,892,027

Short-Term Investments
Time Deposits	—	51,495	—	51,495

Total Investments in Securities	$11,892,027	$51,495	$—	$11,943,522

Appreciation in Other Financial Instruments
Futures contracts	$694	$—	$—	$694

Depreciation in Other Financial Instruments
Futures contracts	$(3)	$—	$—	$(3)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$8,930	$—	$8,930
Austria	—	13,121	—	13,121
Belgium	—	70,051	—	70,051
Chile	—	1,061	—	1,061
China	—	3,616	—	3,616
Denmark	42,197	247,542	—	289,739
Finland	—	111,621	—	111,621
France	—	935,909	—	935,909
Germany	16,031	744,001	—	760,032
Ireland	5,012	68,367	—	73,379
Isle of Man	—	1,457	—	1,457
Italy	384	210,917	—	211,301
Jordan	—	7,480	—	7,480
Luxembourg	—	6,033	—	6,033
Netherlands	3,144	286,631	—	289,775
Norway	806	24,243	—	25,049
Portugal	—	24,152	—	24,152
South Korea	—	494,944	—	494,944
Spain	—	253,343	—	253,343
Sweden	—	356,168	—	356,168
Switzerland	—	1,157,140	—	1,157,140
Taiwan	—	376,395	—	376,395
United Arab Emirates	—	—	—	—
United Kingdom	6,530	872,687	—	879,217

Total Common Stocks	74,104	6,275,809	—	6,349,913

Preferred Stocks
Germany	—	15,604	—	15,604
South Korea	—	69,937	—	69,937

Total Preferred Stocks	—	85,541	—	85,541

Short-Term Investments
Time Deposits	—	107,704	—	107,704

Total Investments in Securities	$74,104	$6,469,054	$—	$6,543,158

Appreciation in Other Financial Instruments
Future contract	$29	$—	$—	$29

Depreciation in Other Financial Instruments
Futures contracts	$(2,965)	$—	$—	$(2,965)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Six Circles Global Bond Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$14,763	$—	$14,763
Certificate of Deposit
Financial	—	148	—	148
Collateralized Mortgage Obligations	—	61,531	1,813	63,344
Commercial Mortgage-Backed Securities	—	16,556	—	16,556
Corporate Bonds
Basic Materials	—	21,497	—	21,497
Communications	—	54,314	—	54,314
Consumer Cyclical	—	41,353	—	41,353
Consumer Non-cyclical	—	112,685	—	112,685
Energy	—	57,665	—	57,665
Financial	—	293,512	—	293,512
Government	—	25,578	—	25,578
Industrial	—	54,032	—	54,032
Technology	—	27,150	—	27,150
Utilities	—	80,187	—	80,187

Total Corporate Bonds	—	767,973	—	767,973

Foreign Government Securities	—	1,300,612	—	1,300,612
Mortgage-Backed Securities	—	752,290	—	752,290
Municipal Bonds	—	2,371	—	2,371
U.S. Government Agency Securities	—	134,302	—	134,302
U.S. Treasury Obligations	—	427,861	—	427,861
Short-Term Investments
Time Deposits	—	172,948	—	172,948
U.S. Government Agency Security	—	900	—	900

Total Short-Term Investments	—	173,848	—	173,848

Total Investments in Securities	$—	$3,652,255	$1,813	$3,654,068

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$(158,620)	$—	$(158,620)

Appreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$122	$—	$122
Futures contracts	73	—	—	73
Forward Foreign Currency Exchange contracts	—	22,130	—	22,130

Total Appreciation in Other Financial Instruments	$73	$22,252	$—	$22,325

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(17)	$—	$(17)
Centrally Cleared Credit default swap contracts	—	(7)	—	(7)
Futures contracts	(438)	—	—	(438)
Forward Foreign Currency Exchange contracts	—	(8,212)	—	(8,212)

Total Depreciation in Other Financial Instruments	$(438)	$(8,236)	$—	$(8,674)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$2,170,192	$—	$2,170,192
Short-Term Investments
Municipal Bonds	—	43,700	—	43,700
Time Deposits	—	523,444	—	523,444

Total Short-Term Investments	—	567,144	—	567,144

Total Investments in Securities	$—	$2,737,336	$—	$2,737,336

Appreciation in Other Financial Instruments
Futures contracts	$11	$—	$—	$11

Six Circles Credit Opportunities Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices			Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bond
Communications		$—		$17	$—		$17
Corporate Bonds
Basic Materials		—		623	—		623
Communications		—		3,891	—		3,891
Consumer Cyclical		—		4,273	—		4,273
Consumer Non-cyclical		—		4,236	—		4,236
Energy		—		2,919	—		2,919
Financial		—		2,205	—		2,205
Industrial		—		2,484	—		2,484
Technology		—		1,420	—		1,420
Utilities		—		1,191	—		1,191

Total Corporate Bonds		—		23,242	—		23,242

Loan Assignment		—		4	—		4
Short-Term Investment
Time Deposit		—		83	—		83

Total Investments in Securities		$—		$23,346	$—		$23,346

Appreciation in Other Financial Instruments
Futures contracts		$4		$—	$—		$4

Depreciation in Other Financial Instruments
Futures contracts	$	(—	)(a)	$—	$—	$	(—	)(a)

(a) — Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(3) below describe the various derivatives used by the Funds.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(1) Futures Contracts — The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund, Global Bond Fund, Tax Aware Bond Fund and Credit Opportunities Fund used fixed income index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs. The U.S. Unconstrained Equity Fund and International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate risk and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund engaged in various swap transactions, including interest swaps and credit default swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Global Bond Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For more complete information about the Fund, including the Fund’s objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in this Fund and any other Fund is not designed to be a complete investment program. The Fund is NOT designed to be used as a stand-alone investment. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.